Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2012	Aug. 01, 2012	Mar. 15, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	LIQUIDMETAL TECHNOLOGIES INC
Entity Central Index Key	0001141240
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float				$ 52,784,183
Entity Common Stock, Shares Outstanding		191,852,906	160,137,306
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2012

CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 1,521	$ 122	$ 5,072
Trade accounts receivable, net of allowance for doubtful accounts of $0 and $0	91	241	49
Related party notes receivable	200	200	0
Inventories		0	7
Prepaid expenses and other current assets	107	248	787
Net assets of discontinued operations (Note 14)		0	738
Total current assets	1,919	811	6,653
Property, plant and equipment, net	141	162	37
Patents and trademarks, net	933	968	1,105
Other assets	32	52	190
Total assets	3,025	1,993	7,985
Current liabilities:
Accounts payable	812	803	641
Accrued liabilities	205	457	4,109
Accrued dividends	222	571	1,063
Deferred revenue	0	67	8
Short-term debt	1,712	1,712	0
Warrant liabilities		0	1,328
Net liabilities of discontinued operations (Note 14)		0	8,302
Total current liabilities	2,951	3,610	15,451
Long-term liabilities
Warrant liabilities	4,434	0	1,328
Other long-term liabilities	856	609	681
Total liabilities	8,241	4,219	16,132
Shareholders' deficit:
Convertible, redeemable Series A Preferred Stock, $0.001 par value; 10,000,000 shares authorized; 506,936 and 1,299,151 shares issued and outstanding at June 30, 2012 and December 31, 2011, respectively	0	1	2
Common stock, $0.001 par value; 300,000,000 shares authorized; 191,852,906and 134,467,554 shares issued and outstanding at June 30, 2012 and December 31, 2011, respectively	187	130	88
Warrants	18,179	24,438	24,438
Additional paid-in capital	162,253	149,064	145,247
Accumulated deficit	(185,835)	(175,859)	(181,923)
Accumulated other comprehensive income		0	1,494
Total Liquidmetal Technologies, Inc. shareholders' deficit		(2,226)	(10,654)
Noncontrolling interest		0	2,507
Total shareholders' deficit	(5,216)	(2,226)	(8,147)
Total liabilities and shareholders' deficit	$ 3,025	$ 1,993	$ 7,985

CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Allowance for doubtful accounts	$ 0	$ 0	$ 0
Shareholders' deficit:
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized (in shares)	10,000,000	10,000,000	10,000,000
Preferred stock, issued (in shares)	506,936	1,299,151	2,171,760
Preferred stock, outstanding (in shares)	506,936	1,299,151	2,171,760
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized (in shares)	300,000,000	300,000,000	300,000,000
Common stock, issued (in shares)	191,852,906	134,467,554	93,695,375
Common stock, outstanding (in shares)	191,852,906	134,467,554	93,695,375

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue
Products	$ 208	$ 110	$ 391	$ 234	$ 572	$ 567
Licensing and royalties	6	0	19	381	400	20,000
Total Revenue	214	110	410	615	972	20,567
Cost of sales	102	63	184	170	373	262
Gross profit	112	47	226	445	599	20,305
Operating expenses
Selling, marketing, general and administrative	1,007	838	1,964	1,864	4,243	4,498
Research and development	211	288	399	612	1,120	1,132
Manufacturing contract costs	6,300	0	6,300	0
Settlement expense	0	585	0	585	1,713	2,800
Total operating expenses	7,518	1,711	8,663	3,061	7,076	8,430
Operating loss from continuing operations	(7,406)	(1,664)	(8,437)	(2,616)	(6,477)	11,875
Change in value of warrants, gain (loss)	(174)	596	(174)	584	1,328	(23,341)
Change in value of conversion feature, gain					0	444
Financing costs	(1,355)	0	(1,355)	0
Other income	0	1	0	6	26	70
Interest expense	22	(16)	(18)	(31)	(90)	(4,018)
Interest income	4	6	8	14	22	6
Loss from continuing operations before income taxes	(8,909)	(1,077)	(9,976)	(2,043)	(5,191)	(14,964)
Income taxes	0	0	0	0	0	0
Loss from continuing operations	(8,909)	(1,077)	(9,976)	(2,043)	(5,191)	(14,964)
Discontinued operations:
Gain on disposal of subsidiary, net					12,109	0
Loss from operations of discontinued operations, net of taxes	0	(112)	0	(541)	(763)	(2,679)
Net income (loss)	(8,909)	(1,189)	(9,976)	(2,584)	6,155	(17,643)
Other comprehensive income:
Foreign exchange translation gain (loss) during the period	0	(19)	0	36	0	53
Comprehensive loss	$ (8,909)	$ (1,208)	$ (9,976)	$ (2,548)	$ 6,155	$ (17,590)
Net income (loss) attributable to Liquidmetal Technologies per share - basic
Loss from continuing operations					$ (0.04)	$ (0.23)
Income (loss) from discontinued operations					$ 0.09	$ (0.04)
Basic income (loss) per share					$ 0.05	$ (0.27)
Net income (loss) attributable to Liquidmetal Technologies per share - diluted
Loss from continuing operations					$ (0.04)	$ (0.23)
Income (loss) from discontinued operations					$ 0.07	$ (0.04)
Diluted income (loss) per share (in dollars per share)		$ (0.01)			$ 0.04	$ (0.27)
Per common share basic and diluted:
Loss from continuing operations	$ (0.05)	$ (0.01)	$ (0.06)	$ (0.02)
Loss from discontinued operations	$ 0	$ 0	$ 0	$ 0
Basic and diluted loss per share	$ (0.05)	$ (0.01)	$ (0.06)	$ (0.02)
Number of weighted average shares - basic					118,523,228	64,965,375
Number of weighted average shares - diluted					163,292,496	64,965,375
Number of weighted average shares - basic and diluted	171,651,573	116,353,279	162,679,410	105,024,328

CONSOLIDATED STATEMENT OF SHAREHOLDERS' DEFICIT (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	Preferred Stock [Member]	Common Stock [Member]	Warrant [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 4	$ 48	$ 0	$ 139,872	$ (162,777)	$ 1,441	$ 3,045	$ (18,367)
Balance (in shares) at Dec. 31, 2009	3,183,663	47,583,102
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Convertible preferred stock issued	(1)	0	0	0	0	0	0	(1)
Conversion of preferred stock (in shares)	(1,011,903)	26,089,218
Conversion of preferred stock	(1)	26	0	(25)	0	0		0
Conversion of warrants	0	5	0	2,547	0	0		2,552
Conversion of warrants (in shares)	0	4,849,775
Conversion of notes payable	0	0	0	200	0	0		200
Conversion of notes payable (in shares)	0	333,332
Restricted shares issued	0	8	0	2,038	0	0		2,046
Restricted shares issued (in shares)	0	13,870,307
Warrants	0	0	24,438	0	0	0	0	24,438
Common Stock issued in lieu of cash	0	1	0	176	0	0		177
Common Stock issued in lieu of cash (in shares)	0	969,641
Stock options exercise (in shares)								0
Stock-based compensation	0	0	0	142	0	0		142
Dividend distribution	0	0	0	297	(653)	0		(356)
Cash contribution from non-controlling interest	0	0	0	0	0	0	381	381
Preferred units capital accounts of subsidiary	0	0	0		(850)	0	(343)	(1,193)
Foreign exchange translation gain	0	0	0	0	0	53		53
Net income (loss)	0	0	0	0	(17,643)	0	(576)	(18,219)
Balance at Dec. 31, 2010	2	88	24,438	145,247	(181,923)	1,494	2,507	(8,147)
Balance (in shares) at Dec. 31, 2010	2,171,760	93,695,375
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of preferred stock (in shares)	(872,609)	36,173,750
Conversion of preferred stock	(1)	36		(35)				0
Common stock issuance (in shares)		4,496,429						4,496,429
Common stock issuance		4		2,796				2,800
Stock options exercise (in shares)		102,000						(102,000)
Stock options exercise				13				13
Stock-based compensation				111				111
Restricted stock issued to officer		2		440				442
Dividend distribution				492				492
Foreign exchange translation gain						(1,494)		(1,494)
Discontinued operations					(91)		(2,507)	(2,598)
Net income (loss)					6,155			6,155
Balance at Dec. 31, 2011	1	130	24,438	149,064	(175,859)	0	0	(2,226)
Balance (in shares) at Dec. 31, 2011	1,299,151	134,467,554
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of preferred stock (in shares)	(792,215)	25,669,752
Conversion of preferred stock	(1)	26		(25)
Common stock issuance (in shares)		30,000,000
Common stock issuance		30		6,365				6,395
Warrant exercises (in shares)		1,411,600
Warrants exercised		1	(6,259)	6,258
Stock options exercise (in shares)		304,000
Stock options exercise				38				38
Stock-based compensation				49				49
Restricted stock issued to officer				155				155
Dividend distribution				349				349
Net income (loss)					(9,976)			(9,976)
Balance at Jun. 30, 2012	$ 0	$ 187	$ 18,179	$ 162,253	$ (185,835)			$ (5,216)
Balance (in shares) at Jun. 30, 2012	506,936	191,852,906

CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (9,976)	$ (2,584)	$ 6,155	$ (17,643)
Gain on disposal of subsidiary, net			(12,109)	0
Loss from operations of discontinued operations, net of taxes	0	541	763	2,679
Loss from continuing operations	(9,976)	(2,043)	(5,191)	(14,964)
Adjustments to reconcile loss from continuing operations to net cash provided by (used in) operating activities:
Loss on disposal of asset			9	0
Loss attributable to noncontrolling interest of discontinued subsidiary	0	36	(587)	0
Gain attributable to noncontrolling interest in discontinued subsidiary	0	36	(587)	0
Depreciation and amortization	59	73	182	171
Amortization of debt discount			0	3,050
Stock-based compensation	204	277	553	142
Bad debt expense			0	40
(Gain) loss from change in value of warrants	174	(584)	(1,328)	23,341
Gain from change in value of conversion feature			0	(444)
Manufacturing contract costs	6,300	0
Financing Costs	1,355	0
Changes in operating assets and liabilities:
Trade accounts receivable	150	(109)	(192)	79
Note receivable			(200)	0
Inventories	0	7	7	0
Prepaid expenses and other current assets	141	492	539	(549)
Other assets	20	41	138	407
Accounts payable and accrued expenses	(243)	(838)	1,022	750
Deferred revenue	(67)	45	58	(23)
Other liabilities	247	671	(73)	187
Net cash provided by (used in) continuing operations	(1,636)	(1,932)	(5,063)	12,187
Changes in net assets and liabilities of discontinued operations	0	8,473	12,134	104
Net cash provided by (used in) operating activities	(1,636)	6,541	7,071	12,291
Investing Activities:
Purchases of property and equipment	(3)	(44)	(178)	(9)
Investment in patents and trademarks			0	(29)
Net cash provided by (used in) investing activities	(3)	(44)	(178)	(38)
Financing Activities:
Proceeds from borrowings	1,050	0	0	2,708
Repayment of borrowings	(1,050)	0	0	(9,188)
Proceeds from exercise of stock options	38	0	13	0
Warrants exercised			0	1,002
Proceeds from stock issuance	3,000	0
Net cash provided by (used in) continuing operations	3,038	0	13	(5,478)
Net cash used in financing activities of discontinued operations	0	(8,731)	(10,363)	(1,820)
Net cash provided by financing activities	3,038	(8,731)	(10,350)	(7,298)
Effect of foreign exchange translation	0	0	(1,493)	53
Net (decrease) increase in cash and cash equivalents	1,399	(2,234)	(4,950)	5,008
Cash and cash equivalents at beginning of period	122	5,072	5,072	64
Cash and cash equivalents at end of period	1,521	2,838	122	5,072
Supplemental Schedule of Non-Cash Investing and Financing Activities:
Offering cost in relation to common stock issuance	2,905	0
Cashless exercise of warrants	$ 6,259	$ 0

Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Description of Business [Abstract]
Description of Business
1.  Description of Business

Liquidmetal Technologies, Inc. (the "Company") is a materials technology company that develops and commercializes products made from amorphous alloys.  The Company's family of alloys consists of a variety of bulk alloys and composites that utilizes the advantages offered by amorphous alloys technology.  The Company designs, develops and sells products and components from bulk amorphous alloys to customers in various industries. The Company also partners with third-party manufacturers and licensees to develop and commercialize Liquidmetal alloy products.  The Company believes that its proprietary bulk alloys are the only commercially viable bulk amorphous alloys currently available in the marketplace.

Amorphous alloys are in general unique materials that are distinguished by their ability to retain a random atomic structure when they solidify, in contrast to the crystalline atomic structure that forms in other metals and alloys when they solidify.  Liquidmetal alloys are proprietary amorphous alloys that possess a combination of performance, processing, and potential cost advantages that the Company believes will make them preferable to other materials in a variety of applications. The amorphous atomic structure of bulk alloys enables them to overcome certain performance limitations caused by inherent weaknesses in crystalline atomic structures, thus facilitating performance and processing characteristics superior in many ways to those of their crystalline counterparts. For example, in laboratory testing, zirconium-titanium Liquidmetal alloys are approximately 250% stronger than commonly used titanium alloys such as Ti-6Al-4V, but they also have some of the beneficial processing characteristics more commonly associated with plastics. The Company believes these advantages could result in Liquidmetal alloys supplanting high-performance alloys, such as titanium and stainless steel, and other incumbent materials in a wide variety of applications. Moreover, the Company believes these advantages could enable the introduction of entirely new products and applications that are not possible or commercially viable with other materials.

The Company's revenues are derived from i) selling bulk Liquidmetal alloy products, which include non-consumer electronic devices, aerospace parts, medical products, and sports and leisure goods, ii) selling tooling and prototype parts such as demonstration parts and test samples for customers with products in development; and iii) product licensing and royalty revenue.  The Company is currently converting from a research and development and prototyping business to a general production business of selling commercial parts, and in the future, we expect to have the largest portion of our revenues in the Liquidmetal alloy products category.

1. Description of Business

Liquidmetal Technologies, Inc. ("the Company") is a materials technology company that develops and commercialize products made from amorphous alloys.  The Company's family of alloys consists of a variety of bulk alloys and composites that utilizes the advantages offered by amorphous alloys technology.  The Company designs, develops and sells products and components from bulk amorphous alloys to customers in various industries. The Company also partners with third-party manufacturers and licensees to develop and commercialize Liquidmetal alloy products.  The Company believes that its proprietary bulk alloys are the only commercially viable bulk amorphous alloys currently available in the marketplace.

Amorphous alloys are in general unique materials that are distinguished by their ability to retain a random atomic structure when they solidify, in contrast to the crystalline atomic structure that forms in other metals and alloys when they solidify.  Liquidmetal alloys are proprietary amorphous alloys that possess a combination of performance, processing, and potential cost advantages that the Company believes will make them preferable to other materials in a variety of applications. The amorphous atomic structure of bulk alloys enables them to overcome certain performance limitations caused by inherent weaknesses in crystalline atomic structures, thus facilitating performance and processing characteristics superior in many ways to those of their crystalline counterparts. For example, in laboratory testing, zirconium-titanium Liquidmetal alloys are approximately 250% stronger than commonly used titanium alloys such as Ti-6Al-4V, but they also have some of the beneficial processing characteristics more commonly associated with plastics. The Company believes these advantages could result in Liquidmetal alloys supplanting high-performance alloys, such as titanium and stainless steel, and other incumbent materials in a wide variety of applications. Moreover, the Company believes these advantages could enable the introduction of entirely new products and applications that are not possible or commercially viable with other materials.

The Company's revenues are derived from i) licensing and selling bulk Liquidmetal alloy products, which include non-consumer electronic devices, medical products, and sports and leisure goods, ii) licensing and selling tooling and prototype parts such as demonstration parts and test samples for customers with products in development; iii) product licensing and royalty revenue, and iv) research and development revenue.  The Company expects that these sources of revenue will continue to significantly change the character of the Company's revenue mix.

Basis of Presentation and Accounting Policies	6 Months Ended
Jun. 30, 2012
Basis of Presentation and Accounting Policies [Abstract]
Basis of Presentation and Accounting Policies
2.  Basis of Presentation and Recent Accounting Pronouncements

The accompanying unaudited interim consolidated financial statements as of and for the three and six months ended June 30, 2012 have been prepared in accordance with accounting principles generally accepted in the United States of America ("generally accepted accounting principles") for interim financial information and with the instructions to Form 10-Q.  Accordingly, they do not include all of the information and notes required by generally accepted accounting principles for complete financial statements.  In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary for a fair presentation have been included.  All intercompany balances and transactions have been eliminated.  Operating results for the three and six months ended June 30, 2012 are not necessarily indicative of the results that may be expected for any future periods or the year ending December 31, 2012.  The accompanying unaudited consolidated financial statements should be read in conjunction with the Company's 2011 Annual Report on Form 10-K filed with the Securities and Exchange Commission on March 30, 2012.

Revenue Recognition

Revenue is recognized pursuant to applicable accounting standards including FASB ASC Topic 605 ("ASC 605"), Revenue Recognition. ASC 605 summarize certain points of the SEC staff's views in applying generally accepted accounting principles to revenue recognition in financial statements and provide guidance on revenue recognition issues in the absence of authoritative literature addressing a specific arrangement or a specific industry.

The Company's revenue recognition policy complies with the requirements of ASC 605.  Revenue is recognized when i) persuasive evidence of an arrangement exists, ii) delivery has occurred, iii) the sales price is fixed or determinable, iv) collection is probable and v) all obligations have been substantially performed pursuant to the terms of the arrangement. Revenues primarily consist of the sales and prototyping of Liquidmetal mold and bulk alloys as well as, licensing and royalties for the use of the Liquidmetal brand and bulk Liquidmetal alloys.  Revenue is deferred and included in liabilities when the Company receives cash in advance for goods not yet delivered or if the licensing term has not begun.

License revenue arrangements in general provide for the grant of certain intellectual property rights for patented technologies owned or controlled by the Company. These rights typically include the grant of an exclusive or non-exclusive right to manufacture and/or sell products covered by patented technologies owned or controlled by the Company.  The intellectual property rights granted may be perpetual in nature, extending until the expiration of the related patents, or can be granted for a defined period of time.

Licensing revenues that are one time fees upon the granting of the license are recognized when i) the license term begins in a manner consistent with the nature of the transaction and the earnings process, ii) when collectability is reasonably assured or upon receipt of an upfront fee, and iii) when all other revenue recognition criteria have been met.  Pursuant to the terms of these agreements, the Company has no further obligation with respect to the grant of the license.   Licensing revenues that are related to royalties are recognized as the royalties are earned over the related period.

Fair Value of Financial Instruments

The estimated fair values of amounts reported in the consolidated financial statements have been determined using available market information and valuation methodologies, as applicable.  The fair value of cash and trade receivables approximate their carrying value due to their short maturities.  The fair value of non-current assets and liabilities approximate their carrying value unless otherwise stated.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Entities are required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value based upon the following fair value hierarchy:

Level 1 -	Quoted prices in active markets for identical assets or liabilities;

Level 2 -
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

Level 3 -	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company has one Level 2 financial instrument, warrants that are recorded at fair value on a periodic basis.  Warrants are evaluated under the hierarchy of FASB ASC Subtopic 480-10, FASB ASC Paragraph 815-25-1 and FASB ASC Subparagraph 815-10-15-74 addressing embedded derivatives. The fair value of such warrants is estimated using the Black-Scholes option pricing model. Any warrant liability is classified in accordance with the FASB Staff Position (FSP) No. 150-5, Issuer's Accounting under Statement No. 150 for Freestanding Warrants and Other Similar Instruments on Shares that are Redeemable ("FSP No. 150-5", now incorporated into and superseded by FASB ASC 480-10-25-9 and 25-13, Obligations to Repurchase Issuer's Equity Shares by Transferring Assets) (see Notes 7 and 9).

Recent Accounting Pronouncements

In June 2011, the FASB, issued guidance regarding the presentation of comprehensive income. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. Instead, an entity will be required to present either a continuous statement of net income and other comprehensive income or in two separate but consecutive statements.  The updated guidance is effective on a retrospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The Company has adopted the guidance beginning on January 1, 2012.

In May 2011, the FASB issued additional guidance on fair value measurements that clarifies the application of existing guidance and disclosure requirements, changes certain fair value measurement principles and requires additional disclosures about fair value measurements. The updated guidance is effective on a prospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011.  The Company has adopted the guidance beginning on January 1, 2012.

Other recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA and the SEC did not or are not believed by management to have a material impact on the Company's present or future consolidated financial statements.

Significant Transactions	6 Months Ended
Jun. 30, 2012
Significant Transactions [Abstract]
Significant Transactions
3.  Significant Transactions

July 2012 Private Placement of Convertible Notes

On July 2, 2012, the Company entered into a private placement transaction (the "July 2012 Private Placement") for $12 million in principal amount of senior convertible notes due on September 1, 2013.  The notes will be convertible at any time at the option of the holders, into shares of the Company's common stock at a conversion price of $0.352 per share.  In the event that the Company issues or sells shares of the Company's common stock for a price per share that is less than the conversion price then in effect, the conversion price then in effect will be decreased to such lower price, subject to customary exceptions.  The notes will bear interest at 8% per annum and be payable in twelve equal monthly installments of principal and interest beginning on October 1, 2012.  Each monthly installment payment may be made in cash, shares of the Company's common stock, or a combination thereof.  If paid in shares, such shares will be valued at the lower of (i) the then applicable conversion price or (ii) a price that is 87.5% of the arithmetic average of the ten (or in some cases fewer) lowest weighted average prices of the Company's common stock during the twenty trading day period ending two trading days before the payment date or the date on which we elect to pay in shares, whichever is lower (the "Measurement Period").  The Company's ability to make such payments with shares of the Company's common stock will be subject to certain conditions including i) a minimum of $250 in average daily trading volume during the Measurement Period, ii) a minimum of $150 in daily trading volume during each day during the Measurement Period, with certain exceptions, and iii) the effectiveness of a resale registration statement with respect to the shares.

As a part of the July 2012 Private Placement, the Company issued warrants to purchase 18,750,000 shares of the Company's common stock at an exercise price of $0.384 per share, and such warrants will be first exercisable within six months of the issuance date thereof.  In the event that the Company issues or sells shares of the Company's common stock at a price per share that is less than the exercise price then in effect, the exercise price of the warrants will be reduced based on a weighted-average formula. In addition, on the two year anniversary of the issuance date, the then applicable exercise price may be reset to equal the lesser of (i) the then current exercise price or (ii) 87.5% of the arithmetic average of the ten lowest weighted average prices of the common stock during the twenty trading day period ending two trading days immediately preceding the reset date.  All of the warrants will expire on July 2, 2017.

June 2012 Transaction with Visser Precision Cast, LLC

On June 1, 2012, the Company entered into a master transaction agreement (the "Visser MTA Agreement") with Visser Precision Cast, LLC ("Visser") relating to a strategic transaction for manufacturing services and financing.

Under the manufacturing sublicense component of the Visser MTA Agreement, the Company has agreed to engage Visser as a perpetual, exclusive manufacturer of non-consumer electronic products and to not, directly or indirectly, conduct manufacturing operations, subcontract for the manufacture of products or components or grant a license to any other party to conduct manufacturing operations, except for certain limited exceptions.  Further, the Company has agreed to sublicense to Visser, on a fully-paid up, royalty-free, irrevocable, perpetual, worldwide basis, all intellectual property rights held by the Company.  In addition, Visser has a right of first refusal over any proposed transfer by the Company of its technology pursuant to any license, sublicense, sale or other transfer, other than a license to a machine or alloy vendor.

Under the financing component of the Visser MTA Agreement, the Company issued and sold to Visser in a private placement transaction (i) 30,000,000 shares of common stock at a purchase price of $0.10 per share resulting in proceeds of $3,000, (ii) warrants to purchase 15,000,000 shares of common stock at an exercise price of $0.22 per share and expiring on June 1, 2017 and (iii) a secured convertible promissory note (the "Promissory Note") in the aggregate principal amount of up to $2,000 which is convertible into shares of common stock at a conversion rate of $0.22 per share.  Pursuant to the terms of the Promissory Note, the Company may request an advance of up to $1,000 on September 15, 2012 and an additional advance of up to $1,000 on November 15, 2012.  However, we will not have the ability to request such an advance while the convertible notes issued in the July 2012 Private Placement are still outstanding, and we anticipate that such notes will remain outstanding through the deadlines for requesting any advance  The Promissory Note will rank senior to all other indebtedness of the Company, other than any outstanding indebtedness to Apple, Inc., and is secured by all the assets of the Company.  The Promissory Note will bear interest at the rate of 6% per annum and is due and payable on September 15, 2015, if not sooner repaid or converted.  All of the shares of common stock issued and issuable upon exercise or conversion of the warrants and the Promissory Note are subject to a lock-up period through December 31, 2016.

In connection with the Visser MTA Agreement, the Company performed a valuation analysis of the manufacturing service and financing components of the MTA Agreement as part of the bundled contract. The Company has assessed and determined that the values of the manufacturing component and sublicense component were immaterial. Further, the Company's weighted average market stock price was approximately $0.31 per share at the time of share issuances to Visser. As the actual share purchase price related to the financing component of the Visser MTA Agreement was $0.10 per share, the $0.21 per share difference was treated as manufacturing contract costs and $6,300 was expensed as operating expenses.

The warrants issued in conjunction with the Visser MTA Agreement were valued at $4,260 under the Black Scholes valuation model with the following assumptions; i) expected life of 5 years, ii) volatility of 151%, iii) risk-free interest rate of 0.65%, and iv) dividend rate of 0. The warrants contain certain anti-dilution and exercise price reset provisions which results in liability accounting under FASB ASC 815. As of June 30, 2012, the Company recorded expense of $174 in relation to the change in fair value of the warrant liability. In relation to the financing cost component related to the Visser transaction, the Company performed a prorated allocation of the fair value of the warrants on the convertible promissory note and the common stock based on their relative fair values. The Company capitalized deferred financing costs in relation to the convertible promissory note totaling $1,355  and offsest additional paid in capital for $2,905 in relation to the warrants. The Company assessed the value of the deferred financing costs as of the quarter ended June 30, 2012 and determined that the value was impaired due to the limitations on the Company's ability to request for advances as discussed above. Therefore, the Company has expensed the deferred financing costs totaling $1,355 as of the quarter ended June 30, 2012.

Other Significant Transactions

On January 17, 2012, February 27, 2012, March 28, 2012 and April 25, 2012, the Company issued 8% unsecured, bridge promissory notes to Visser that were due upon demand in the amounts of $200, $200, $350 and $300, respectively.  The aggregate principal amount of $1,050 and accrued interest under the bridge promissory notes were all paid off on June 1, 2012 by utilizing a portion of the proceeds received under the financing component of the Visser MTA Agreement.

On December 20, 2011, the Company's former majority owned subsidiary, Liquidmetal Coatings, LLC ("LMC") entered into a transaction pursuant to which LMC issued and sold additional membership interests to a related party and third-party investors for an aggregate purchase price of $3 million (the "LMC Investment").  The LMC Investment was entered into pursuant to a Membership Interest Purchase Agreement between the investors and LMC (the "Purchase Agreement").  The investors in the LMC Investment were Rockwall Holdings, Inc. ("Rockwall") and C3 Capital Partners, L.P. and C3 Capital Partners II, L.P. (the "C3 Entities"). The C3 Entities were minority investors in LMC prior to the transaction, and Rockwall is a company controlled by John Kang, a former Chief Executive Officer and Chairman of the Company.

The transactions contemplated by the Purchase Agreement were deemed to be effective as of November 30, 2011.  In connection with the LMC Investment, the Company and the C3 Entities, agreed to terminate a letter agreement, dated July 30, 2010, under which the Company would have been obligated to contribute additional capital to LMC if requested by LMC.  As a result of the LMC Investment and the termination of such letter agreement, the Company no longer has any contingent obligation to contribute additional capital to LMC and consequently, the Company's equity interest in LMC was reduced from approximately 72.86% to 0.67%.  However, the Company did not sell any of its own membership interests in LMC in the transaction.  As a result of the reduction in the Company's percentage interest in LMC, the Company will no longer consolidate LMC's financial results with the Company's financial results and previous results of operations are reclassified as discontinued operations for financial reporting purposes.  However, Ricardo Salas, the Company's Executive Vice President and Board member, continues to serve as a member of LMC's board of directors.

In connection with the LMC Investment, the Company entered into a Second Amended and Restated Operating Agreement with LMC and other members of LMC, and the Company also entered into a Second Amended and Restated License and Technical Support Agreement with LMC terminating certain technology cross-licenses between LMC and the Company and continuing LMC's right to use the Liquidmetal trademark in connection with LMC's business.

On December 1, 2011, the Company entered into a Share Purchase Agreement (the "Share Purchase Agreement") with LMTK Holdings, Inc. ("LMTK Holdings") to sell the Company's former Korean subsidiary and manufacturing facility, Liquidmetal Technologies Korea ("LMTK") which was discontinued in November 2010.  Under the Share Purchase Agreement, the Company sold all of LMTK's shares of common stock to LMTK Holdings for an aggregate purchase price of one hundred dollars.  The previous results of operations of LMTK have been included as discontinued operations in the Company's consolidated financial statements, and as a result of the transaction, the Company will no longer consolidate LMTK's financial results into the Company's consolidated financial statements.

In June 2010, the Company created a wholly owned subsidiary, Advanced Metals Materials ("AMM"), in Weihei China as a holding company for certain assets that were acquired in China.  During the first quarter of 2011, AMM started production and manufacturing of certain bulk Liquidmetal alloys.  On August 5, 2011, the Company sold all of the stock of AMM to Innovative Materials Group, which is majority owned by John Kang, a former Chief Executive Officer and Chairman of the Company, for $720, of which $200 was paid in the form of a promissory note due August 5, 2012, bearing an interest rate of 8% per annum and is included in notes receivable in the Company's consolidated balance sheet.  The results of operations of AMM are included as discontinued operations in the Company's consolidated statements of operations and comprehensive loss (see Note 11).

On August 6, 2010, SAGA, SpA in Padova, Italy ("SAGA"), a specialist parts manufacturer, filed a litigation case against the Company claiming damages of $3.2 million for payment on an alleged loan and for alleged breach of contract in connection with the formation of joint venture agreement called Liquidmetal SAGA Italy, Srl ("LSI").  On April 6, 2011 (the "Effective Date"), the Company entered into a Settlement and Equity Interest Purchase Agreement with SAGA pursuant to which (i) the joint venture between the Company and SAGA was terminated, (ii) the Company and SAGA both agreed to cause certain pending legal action against each other to be dismissed with prejudice, (iii) the Company paid SAGA $2.8 million in the form of 4,496,429 restricted shares ("Shares") of the Company's common stock in exchange for SAGA's equity interest in LSI, and (iv) the Liquidmetal technology license to LSI was terminated (see Note 10).

The number of Shares issued to SAGA on the Effective Date was based on the 30 day trailing, volume weighted average price of the Company's stock as of the Effective Date.  An additional provision of the SAGA Settlement and Equity Interest Purchase Agreement was the obligation of the Company to issue a promissory note to compensate for a decrease in the market price of the Company's common stock over a six month period from the Effective Date of the settlement.  On October 10, 2011, the Company issued to SAGA a promissory note in the principal amount of $1,712 due October 10, 2012 bearing interest of 8% per annum to account for the decrease in the market price of the Company's common stock.  On July 11, 2012, the Company paid $1,743 to SAGA and paid off all amounts owed under the SAGA promissory note.

On August 5, 2010, the Company entered into a license transaction with Apple Inc. ("Apple") pursuant to which (i) the Company contributed substantially all of its intellectual property assets to a newly organized special-purpose, wholly-owned subsidiary, called Crucible Intellectual Property, LLC ("CIP"), (ii) CIP granted to Apple a perpetual, worldwide, fully-paid, exclusive license to commercialize such intellectual property in the field of consumer electronic products, as defined in the license agreement, in exchange for a license fee, and (iii) CIP granted back to the Company a perpetual, worldwide, fully-paid, exclusive license to commercialize such intellectual property in all other fields of use.  Additionally, in connection with the license transaction, Apple required the Company to complete a statement of work related to the exchange of Liquidmetal intellectual property information.  The Company recognized a portion of the one-time license fee upon receipt of the initial payment and completion of the foregoing requirements under the license transaction.  The remaining portion of the one-time license fee was recognized at the completion of the required statement of work.

Under the agreements relating to the license transaction with Apple, the Company was obligated to contribute all intellectual property that it developed through February 2012 (and subsequently amended to extend through February 2014) to CIP.  In addition, the Company is obligated to refrain from encumbering any assets subject to the Apple security interest through August 2012 and is obligated to refrain from granting any security in its interest in CIP at any time.  The Company is also obligated to maintain certain limited liability company formalities with respect to CIP at all times after the closing of the license transaction.  If the Company is unable to comply with these obligations, Apple may be entitled to foreclose on such assets.  The Company is in compliance with these obligations as of June 30, 2012.

Liquidity and Going Concern Issues	6 Months Ended
Jun. 30, 2012
Liquidity and Going Concern Issues [Abstract]
Liquidity and Going Concern Issues
4.  Liquidity and Going Concern Issues

For the six months ended June 30, 2012, the Company's cash used in operating activities was $1,636, cash used in investing activities was $3 for continued investment in our trademarks, and cash provided by financing activities was $3,038 related to the Visser MTA Agreement. As of June 30, 2012, the Company had a cash balance of $1,521.

Subsequent to quarter end, on July 2, 2012, the Company entered into the July 2012 Private Placement transaction whereby the Company issued $12 million of senior convertible notes that has a due date of September 1, 2013.  Monthly installment payments are due beginning On October 1, 2012 and the installment payments may be made in cash, shares of the Company's common stock, or a combination thereof (see Note 3).

On October 10, 2011, the Company issued a promissory note to SAGA in the principal amount of $1,712 due October 10, 2012 in relation to a settlement agreement the Company signed with SAGA on April 6, 2011.  On July 11, 2012, the Company paid $1,743 to SAGA and paid off all amounts owed under the SAGA promissory note (see Note 3).

On June 1, 2012, the Company entered into the Visser MTA Agreement, whereby under the financing component of the agreement, the Company issued and sold to Visser 30,000,000 shares of common stock at a purchase price of $0.10 per share resulting in proceeds of $3 million (see Note 3).

The Company anticipates that its current capital resources will be sufficient to fund its operations through the end of 2013 as a result of the foregoing proceeds from the Visser MTA Agreement and the July 2012 Private Placement.  However if the Company chooses to or is required to pay back the July 2012 Private Placement in cash as opposed to Company stock, our current capital resources may not be sufficient to fund operations through the end of 2013. The Company has a relatively limited history of producing bulk amorphous alloy components and products on a mass-production scale.  Furthermore, Visser's ability to produce the Company's products in desired quantities and at commercially reasonable prices is uncertain and is dependent on a variety of factors that are outside of its control, including the nature and design of the component, the customer's specifications, and required delivery timelines.  Such factors may require that the Company raise additional funds to support its operations during 2013.  If funding is insufficient at any time in the future, the Company may be required to alter or reduce the scope of its operations.

Patents and Trademarks, net	6 Months Ended
Jun. 30, 2012
Patents and Trademarks, net [Abstract]
Patents and Trademarks, net
5.  Patents and Trademarks, net

Patents and Trademarks was $933 and $968 as of June 30, 2012 and December 31, 2011, respectively, and it primarily consists of purchased patent rights and internally developed patents.

Purchased patent rights represent the exclusive right to commercialize the bulk amorphous alloy and other amorphous alloy technology acquired from California Institute of Technology ("Caltech"), a shareholder, through a license agreement with Caltech and other institutions. All fees and other amounts payable by the Company for these rights and licenses have been paid or accrued in full, and no further royalties, license fees or other amounts will be payable in the future under the License Agreements.

In addition to the purchased and licensed patents, the Company has internally developed patents. Internally developed patents include legal and registration costs incurred to obtain the respective patents. The Company currently holds various patents and numerous pending patent applications in the United States, as well as numerous foreign counterparts to these patents outside of the United States.

Amortization expense for Patents and Trademarks was $32 and $70 for the three and six months ended June 30, 2012. Amortization expense for Patents and Trademarks was $34 and $68 for the three and six months ended June 30, 2011.

Short Term Debt	6 Months Ended
Jun. 30, 2012
Short Term Debt [Abstract]
Short Term Debt
6.  Short Term Debt

On October 10, 2011, the Company issued to SAGA a promissory note in the principal amount of $1,712 due October 10, 2012 bearing interest of 8% per annum as part of a settlement agreement entered by the Company and SAGA on April 6, 2011 for a litigation case that was filed by SAGA against the Company on an alleged loan and for alleged breach of contract in connection with the formation of a joint venture (see Note 3).

The $1,712 principal amount is included in Short Term Debt and the accrued interest is included in Accrued Liabilities on the Company's consolidated balance sheets at June 30, 2012 and December 31, 2011.  Interest expense related to the promissory note for the three and six months ended June 30, 2012 was $34 and $(34), respectively.  On July 11, 2012, the Company paid $1,743 to SAGA and paid off all amounts owed under the SAGA promissory note.

On January 17, 2012, February 27, 2012, March 28, 2012 and April 25, 2012, the Company issued 8% unsecured, bridge promissory notes to Visser that were due upon demand in the amount of $200, $200, $350 and $300, respectively.  The aggregate principal amount of $1,050 and accrued interest under the bridge promissory notes were all paid off on June 1, 2012 by utilizing a portion of the proceeds received under the financing component of the Visser MTA Agreement (see Note 3).  Interest expense on the promissory notes were $13 and $18 for the three and six months ended June 30, 2012.

Warrant Liabilities	6 Months Ended
Jun. 30, 2012
Warrant Liabilities [Abstract]
Warrant Liabilities
7. Warrant Liability

Pursuant to FASB ASC 815, the Company is required to report the value of certain warrants as a liability at fair value and record the changes in the fair value of the warrant liabilities as a gain or loss in its statement of operations due to the price-based anti-dilution rights of warrants.

As of December 31, 2011, 4,675,143 warrants were valued as liabilities under FASB ASC 815, and these warrants expired on January 3, 2012.  The Company valued the 4,675,143 warrants using the Black-Scholes model and recorded $0 in warrant liabilities as of December 31, 2011.

During June 2012, the Company issued a total of 15,000,000 warrants to Visser under the Visser MTA Agreement. These warrants have an exercise price of $0.22 and expire on June 1, 2017 (see Note 3 "June 2012 Transaction with Visser Precision Cast, LLC").  The foregoing warrants have certain anti-dilution and exercise price reset provisions which qualify the warrants to be classified as a liability under FASB ASC 815.  As of June 30, 2012, warrant liability was $4,434 and the change in warrant valuation for the three months and six months ended June 30, 2012 was a loss of $174.

The Company had 44,779,557 and 44,707,976 warrants outstanding as of June 30, 2012 and December 31, 2011, respectively.  Of these warrants, 15,000,000 and 4,675,143 were valued and classified as a liability under FASB ASC 815 (see Note 10).

Other Long-term Liabilities	6 Months Ended
Jun. 30, 2012
Other Long-term Liabilities [Abstract]
Other Long-term Liabilities
8.  Other Long-term Liabilities

Other Long-term Liabilities balance of $856 and $609 as of June 30, 2012 and December 31, 2011, respectively, consists of long term, aged payables to vendors, individuals, and other third parties that have been outstanding for more than 5 years.  The Company is in the process of researching and resolving the balances for settlement and/or write-off.

Stock Compensation Plan	6 Months Ended
Jun. 30, 2012
Stock Compensation Plan [Abstract]
Stock Compensation Plan
9.  Stock Compensation Plan

Under the Company's 2002 Equity Incentive Plan which provided for the grant of stock options to officers, employees, consultants and directors of the Company and its subsidiaries, the Company granted options to purchase the Company's common stock.  All options granted under this plan had exercise prices that were equal to the fair market value on the date of grant.  During the three six months ended June 30, 2012, the Company did not grant any options.  The Company had 4,171,800 and 4,679,807 grants outstanding as of June 30, 2012 and December 31, 2011, respectively. On June 28, 2012 the Company adopted the 2012 Equity Incentive Plan with the approval of the shareholders. There are no stock grants awarded to employees under this plan at this time.

Shareholders Equity (Deficit)	6 Months Ended
Jun. 30, 2012
Shareholders' Equity (Deficit) [Abstract]
Shareholders Equity (Deficit)
10. Shareholders' Equity (Deficit)

Common stock

During the year ended December 31, 2011, the Company issued 4,496,429 shares of common stock to settle a lawsuit with SAGA, a former joint venture partner in Italy (see Note 3).

In June 2012, the Company issued 30,000,000 shares of common stock to Visser in connection with the Visser MTA Agreement (see Note 3).

The Company performed a valuation analysis of the manufacturing/sublicense and financing components of the MTA Agreement as part of the bundled contract. The Company has assessed and determined that the values of the manufacturing component and sublicense component were immaterial. Further, the Company's weighted average market stock price was approximately $0.31 per share at the time of share issuances to Visser. As the actual share purchase price related to the financing component of the Visser MTA Agreement was $0.10 per share, the $0.21 per share difference was treated as manufacturing contract costs and $6,300 was expensed as operating expenses.

Preferred stock

On May 1, 2009, pursuant to a Securities Purchase and Exchange Agreement, the Company issued 500,000 shares of convertible Series A-1 Preferred Stock with an original issue price of $5.00 per share and 2,625,000 shares Series A-2 Preferred Stock with an original issue price of $5.00 per share as part of a financing transaction.

In connection with the Series A Preferred Stock issuance, the Company issued warrants to purchase 42,329,407 shares of the Company's common stock at an exercise price of $0.50 per share, which was subsequently adjusted to $0.49 per share due to an anti-dilution calculation, and an expiration date of January 3, 2012.

In October 2009, the Company entered into an agreement with various investors to issue 180,000 shares of Series A-1 Preferred Stock with identical terms as the Series A-1 Preferred Stock issued on May 9, 2009.  In connection with this issuance, the Company issued warrants to purchase up to 4,500,000 shares of common stock with an exercise price of $0.50 per share, which was subsequently adjusted to $0.49 per share due to an anti-dilution calculation, and an expiration date of January 3, 2012.

The preferred stock formerly accrued cumulative dividends at an annual rate of 8%, which were payable semi-annually.  On November 2, 2010, the Company filed an Amended and Restated Certificate of Designations, Preferences, and Rights (the "Amended Designation") for the Company's Series A Preferred Stock.  The Amended Designation was approved by the requisite vote of the holders of the Company's Series A Preferred Stock and was filed with the Delaware Secretary of State in accordance with a Consent Agreement entered into between the Company and the holders of 2/3 of the Series A Preferred Stock (the "Consent Agreement").  The Amended Designation amended the terms of the Series A Preferred Stock by (i) providing that dividends ceased accruing thereon as of June 1, 2010, (ii) the liquidation preference and corresponding conversion value on the Series A Preferred Stock was increased from 1.0 to 1.08 of the sum of the issue price and accrued but unpaid dividends, (iii) the Series A Preferred Stock was now mandatorily convertible at any time at the option of the Company without condition, and (iv) the Series A Preferred Stock will no longer have any price-based anti-dilution rights.  The Consent Agreement provided that, in exchange for voting in favor of the Amended Designation, the warrants held by the holders signing the Consent Agreement (to the extent such warrants were issued in connection with the original issuance of the Series A Preferred Stock) would be extended to an expiration date of July 2015 and the price-based anti-dilution rights on such warrants were removed.  Additionally, the Company shall have the right at any time to redeem the Series A Preferred Stock in whole or in part upon not less than 30 days' notice at a redemption price equal to the liquidation preference plus any accrued and unpaid dividends.

The Preferred Stock and any accrued and unpaid dividends thereon is convertible, at the option of the holder of the Preferred Stock, into common stock of the Company at a conversion price of $.10 per share in the case of the Series A-1 Preferred Stock and a conversion price of $.22 per share in the case of the Series A-2 Preferred Stock (in both cases subject to adjustments for any stock dividends, splits, combinations and similar events). As of June 30, 2012 and December 31, 2011, the Company had accrued dividends of $222 and $571, respectively.

During the six months ended June 30, 2012, the holders of the Company's A-series Preferred Stock converted 792,215 shares of preferred stock into 25,669,752 shares of the Company's common stock.  The Company had 105,231 and 246,371 shares of the Series A-1 Preferred Stock outstanding at June 30, 2012 and December 31, 2011, respectively.  The Company had 401,705 and 1,052,780 shares of the Series A-2 Preferred Stock outstanding at June 30, 2012 and December 31, 2011, respectively.

Warrants

The number of warrants held by the holders who signed the Consent Agreement totaled 40,032,833 shares (the "Consent Warrants") out of the Company's total number of warrants of 47,232,459 as of the date of the Amended Designation.  The Consent Warrants were initially recorded as liabilities on the Company's consolidated financial statements in accordance with FASB ASC 815 due to their price-based anti-dilution rights.  Upon the removal of the anti-dilution rights with the Consent Agreement, the Consent Warrants no longer met the criteria under FASB ASC 815 and were reclassified as equity as of the date of the Amended Designation.  The Company reclassified $24,438 from warrant liabilities into equity on November 2, 2010, and this amount is reflected as Warrants in the consolidated statement of shareholders' deficit as of December 31, 2011.  Warrants classified as equity was reduced to $18,179 as of June 30, 2012 as a result of 10,253,276 warrants that were exercised on a cashless basis during the three months ended June 30, 2012.

As of June 30, 2012 and December 31, 2011, warrants to purchase 29,779,557 and 40,032,833 shares of the Company's common stock were classified as equity, and they all expire on July 15, 2015 (see Note 7).

Discontinued Operations and Long-Lived Assets to be Disposed of	6 Months Ended
Jun. 30, 2012
Discontinued Operations and Long-Lived Assets to be Disposed of [Abstract]
Discontinued Operations and Long-Lived Assets to be Disposed of
11.  Discontinued Operations and Long-Lived Assets to be Disposed of

LMC

On December 20, 2011, the Company's former majority owned subsidiary, Liquidmetal Coatings, LLC ("LMC"), entered into a transaction pursuant to which LMC issued and sold additional membership interests to a related party and to third-party investors for an aggregate purchase price of $3,000 (the "LMC Investment").  The LMC Investment was entered into pursuant to a Membership Interest Purchase Agreement between the investors and LMC (the "Purchase Agreement").  The investors in the LMC Investment were Rockwall Holdings, Inc. ("Rockwall") and C3 Capital Partners, L.P. and C3 Capital Partners II, L.P. (the "C3 Entities"). The C3 Entities were minority investors in LMC prior to the transaction, and Rockwall is a company controlled by John Kang, a former Chief Executive Officer and Chairman of the Company.

The transactions contemplated by the Purchase Agreement were deemed to be effective as of November 30, 2011.  In connection with the LMC Investment, the Company and C3 Entities agreed to terminate a letter agreement, dated July 30, 2010, under which the Company would have been obligated to contribute additional capital to LMC if requested by LMC.  As a result of the LMC Investment and the termination of such letter agreement, the Company no longer has any contingent obligation to contribute additional capital to LMC and consequently the Company's equity interest in LMC was reduced from approximately 72.86% to 0.67%.  However, the Company did not sell any of its own membership interests in LMC in the transaction.  As a result of the reduction in the Company's percentage interest in LMC, the Company will no longer consolidate LMC's financial results with the Company's financial results, and LMC's financial results are included as discontinued operations for financial reporting purposes.  However, Ricardo Salas, the Company's Executive Vice President and Board Member, will continue to serve as a member of LMC's board of directors.

AMM

In June 2010, the Company created a wholly owned subsidiary, Advanced Metals Materials ("AMM"), in Weihei China as a holding company for certain assets that were acquired in China.  During the first quarter of 2011, AMM started production and manufacturing of certain bulk Liquidmetal alloys.  On August 5, 2011, the Company sold all of the stock of AMM to Innovative Materials Group, which is majority owned by John Kang, a former Chief Executive Officer and Chairman of the Company, for $720, of which $200 was paid in the form of a promissory note due August 5, 2012, bearing an interest rate of 8% per annum and is included in notes receivable in the Company's consolidated balance sheet at June 30, 2012 and December 31, 2011. The results of operations of AMM are included as discontinued operations for financial reporting purposes through August 5, 2011.

LMTK

In 2003, the Company set up a manufacturing plant in South Korea, Liquidmetal Technologies Korea ("LMTK"), to handle its bulk Liquidmetal alloys business which included manufacturing and selling components made out of bulk alloys.  During 2010 and prior years, LMTK experienced net losses as a result of the continuing economic downturn.  These losses and uncertainty surrounding its future cash flows, led the Company to evaluate its investment for recoverability. As a result, in November 2010, the Company decided to discontinue LMTK's operations.  On December 1, 2011, the Company entered into a Share Purchase Agreement (the "Share Purchase Agreement") with LMTK Holdings, Inc. ("LMTK Holdings") to sell LMTK.  Under the Share Purchase Agreement, the Company sold all of LMTK's shares of common stock to LMTK Holdings for an aggregate purchase price of one hundred dollars.  The results of operations of LMTK have been included as discontinued operations in the Company's consolidated statements of operations and comprehensive loss through December 1, 2011.

Loss from operations of discontinued operations for the foregoing entities was $112 and $541 for the three and six months ended June 30, 2011.

Loss Per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Loss Per Common Share [Abstract]
Loss Per Common Share
12.  Loss Per Common Share

Basic earnings per share ("EPS") is computed by dividing earnings (loss) attributable to common shareholders by the weighted average number of common shares outstanding for the periods. Diluted EPS reflects the potential dilution of securities that could share in the earnings.

Options to purchase 4,171,800 shares of common stock at prices ranging from $0.09 to $15.00 per share were outstanding at June 30, 2012, but were not included in the computation of diluted EPS for the same period as the inclusion would have been antidilutive.  Warrants to purchase 44,779,557 shares of common stock with prices ranging from $0.22 to $0.49 per share outstanding at June 30, 2012, were not included in the computation of diluted EPS for the same period as the inclusion would have been antidilutive.  16,896,073 shares of common stock issuable upon conversion of the Company's convertible preferred stock with conversion prices ranging from $0.10 and $0.22 per share outstanding at June 30, 2012 were not included in the computation of diluted EPS for the same period because the inclusion would have been antidilutive.

Options to purchase 6,545,963 shares of common stock at prices ranging from $.09 to $15.00 per share were outstanding at June 30, 2011, but were not included in the computation of diluted EPS for the same period as the inclusion would have been antidilutive.  Warrants to purchase 44,707,976 shares of common stock with prices ranging from $0.48 to $0.59 per share outstanding at June 30, 2011, were not included in the computation of diluted EPS for the same period as the inclusion would have been antidilutive.  59,446,42 shares of common stock issuable upon conversion of the Company's convertible preferred stock with conversion prices ranging from $0.10 and $0.22 per share outstanding at June 30, 2011 were not included in the computation of diluted EPS for the same period because the inclusion would have been antidilutive.

16. Income (Loss) Per Common Share

Basic earnings per share ("EPS") is computed by dividing earnings (loss) attributable to common shareholders by the weighted average number of common shares outstanding for the periods. Diluted EPS reflects the potential dilution of securities that could share in the earnings.

During the year ended December 31, 2010, the Company recorded $653 as dividend accrual for the Series A Preferred Stock (see Note 12).  As a result, basic net loss per share for the year ended December 31, 2010 is calculated by dividing the net loss attributable common shareholders shown below by the weighted average share of common stock during the period as follows:

	Years Ended December 31,
	2011	2010
Amounts attributable to Liquidmetal Technologies, Inc. common shareholders

Net income (loss)	6,155	(17,643)
Preferred stockholders dividends	-	(653)
Net income (loss) available (attributable) to common stockholders	6,155	(18,296)

Basic income (loss) per share	0.05	(0.28)

Diluted income (loss) per share	0.04	(0.28)

Number of weighted average shares - basic	118,523,228	64,965,375
Number of weighted average shares - diluted	163,292,496	64,965,375

Basic and diluted net loss per common share was the same for the year ended December 31, 2010, as the impact of all potentially dilutive securities outstanding was anti-dilutive.  The following were outstanding at December 31, 2011 and were included in the computation of diluted EPS for the year ended December 31, 2011.

	For the Years Ended December 31,
	2011	2010

Weighted average basic shares	118,523,228	64,965,375
Effect of dilutive securities:
Stock options ("in the money")	2,203,443	-
Warrants ("in the money")	-	-
Conversion of preferred stocks and dividends	42,565,825	-

Weighted average diluted shares	163,292,496	64,965,375

Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
13.  Commitments and Contingencies

The Company leases its office and warehouse facility under a lease agreement that expires on April 30, 2016.  Rent payments are subject to escalations through the end of the lease term.  Rent expense was $50 and $98 for the three and six months ended June 30, 2012. Rent expense was $68 and $125 for the three and six months ended June 30, 2011.

Related Party Transactions	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions
14.  Related Party Transactions

On August 1, 2010, the Company entered into an agreement with John Kang, a former Chief Executive Officer and Chairman of the Company, to provide consulting services.  The Company terminated this agreement as of July 31, 2011.  The Company incurred $60 and $128 for his services during the three and six months ended June 30, 2011, respectively.

On October 14, 2010, the Company signed an agreement with Innovative Materials Group, LLC ("IMG"), a California limited liability company, which is majority owned by Mr. Kang.  Under the agreement, the Company received a deposit of $520 from IMG to purchase on behalf of IMG, machinery and equipment located in China.  The transaction was based on the potential negotiation and completion of a non-exclusive license agreement with IMG under which the machinery and equipment would be transferred to IMG either directly or through the transfer of ownership of the Company's Chinese subsidiary, Advanced Metals Materials ("AMM"), that owns the equipment.

On August 5, 2011, the Company signed a Stock Purchase Agreement (the "Stock Purchase Agreement") with IMG to sell all of the stock of AMM for $720 (the "Purchase Price") where IMG will apply to the payment of the Purchase Price the $520 deposit previously paid to the Company and the $200 balance of the Purchase Price will be paid in the form of a Promissory Note due August 5, 2012, bearing an interest rate of 8% per annum.   The $200 notes receivable is included in Related Party Notes Receivable in the Company's consolidated balance sheet at June 30, 2012 and December 31, 2011.  Interest shall accrue and be paid at maturity along with the principal balance. As of the filing date of this report, Mr. Kang did not pay down the note receivable due on August 5, 2012, and the Company is in discussions with Mr. Kang to provide an extension of the due date.

In conjunction with the Stock Purchase Agreement, the Company also entered into a License Agreement (the "License Agreement") with IMG to license certain patents and technical information for the limited purpose of manufacturing certain licensed products with the Company's existing first generation, die cast machines, as defined by the License Agreement (the "Licensed Products").  The license agreement grants a non-exclusive license to certain product categories listed in the License Agreement, as well as an exclusive license to specific types of consumer eyewear products.  The License Agreement obligates IMG to pay the Company a running royalty based on its sales of Licensed Products, and the license will expire on August 5, 2021.  The Company recognized $6 and $19 in royalty revenues from IMG during the three and six months ended June 30, 2012.

On December 20, 2011, Rockwall Holdings, Inc., a company controlled by Mr. Kang, entered into a transaction as one of the primary investors in Liquidmetal Coatings, LLC ("LMC"), our former subsidiary (see Note 3).

During the three and six months ended June 30, 2012, the Company incurred $0 and $2 in legal fees, respectively, to defend Mr. Kang, as the former Representative Director of our Korean subsidiary, against allegations relating to the Company's Korean subsidiary's involvement in customs reporting violations in South Korea that allegedly occurred in 2007 and 2008.  There were no such expenses for the three and six months ended June 30, 2011.  The Company has agreed to reimburse Mr. Kang's legal fees incurred on this issue through December 31, 2012.

In October 2009, Thomas Steipp, the Company's President and Chief Executive Officer, Ricardo Salas, the Company's Vice President and Director, Tony Chung, the Company's Chief Financial Officer, and Mr. Kang acquired a total of 100,000 shares of the Company's Series A-1 Preferred Stock and warrants to purchase 2,500,000 shares of the Company's common stock for an aggregate cash price of $495.  The Series A-1 Preferred Stock is convertible into the Company's common stock at a conversion price of $0.10 per common share.  Furthermore, the warrants can be exercised for shares of the Company's common stock at an exercise price of $0.49 per share and will expire on July 31, 2015. In April 2011, Mr. Steipp converted his 20,000 shares of Series A-1 Preferred Stock into a total of 1,130,688 shares of the Company's common stock, including dividends received in the form of common stock.  In July 2011, Mr. Salas and Mr. Kang converted 50,000 and 19,000 respective shares of Series A-1 Preferred Stock into a total of 2,826,720 and 1,074,154 shares of the Company's common stock, including dividends received in the form of common stock.  On February 1, 2012, Mr. Chung converted his 10,000 shares of Series A-1 Preferred Stock into a total of 565,344 shares of the Company's common stock, including dividends received in the form of common stock.

In May 2009, the Company completed a transaction in which (i) the holders of the Company's 8% Convertible Subordinated Notes exchanged such notes for a combination of new 8% Senior Secured Convertible Notes and shares of a new series of convertible preferred stock designated as "Series A-2 Preferred Stock," together with warrants thereon, and (ii) certain investors purchased, for an aggregate purchase price of $2,500, shares of a new series of convertible preferred stock designated as "Series A-1 Preferred Stock" (See Note 10).   The lead investors in this transaction were Carlyle Liquid, LLC and Carlyle Liquid Holdings, LLC (the "Carlyle Entities"), which were organized by Abdi Mahamedi, the Company's Chairman.  Mr. Mahamedi became a greater-than-5% beneficial owner of the Company by reason of the May 2009 transaction and remained as such as of June 30, 2012.

The Company has an exclusive license agreement with LLPG, Inc. ("LLPG"), a corporation owned principally by Jack Chitayat, former director of the Company who ceased to be director in 2005.  Under the terms of the agreement, LLPG has the right to commercialize Liquidmetal alloys, particularly precious-metal based compositions, in jewelry and high-end luxury product markets.  The Company, in turn, will receive royalty payments over the life of the contract on all Liquidmetal products produced and sold by LLPG.    The exclusive license agreement with LLPG expires on December 31, 2021.  There were no revenues recognized from product sales and licensing fees from LLPG during 2012 and 2011.  As of June 30, 2012, Mr. Chitayat is a greater-than-5% beneficial owner of the Company.

On December 31, 2011, the Company accrued $27 of pro-rated fees for Robert Biehl's services as a Director and Audit Committee Chairman prior to his resignation on August 3, 2011 and also accrued $18 of fees earned by Mr. Biehl in connection with leadership consulting services performed for our executive management during 2011.  The balances were paid off in June 2012.

On June 1, 2012, the Company entered into a  master transaction agreement with Visser Precision Cast, LLC relating to a strategic transaction for manufacturing services and financing (see Note 3).  As of June 30, 2012, Visser is a greater-than-5% beneficial owner of the Company.

Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
15.  Subsequent Events

On July 2, 2012, the Company entered into a private placement transaction (the "July 2012 Private Placement") for $12 million in principal amount of senior convertible notes due on September 1, 2013.  The notes will be convertible at any time at the option of the holders, into shares of the Company's common stock at a conversion price of $0.352 per share.  In the event that the Company issues or sells shares of the Company's common stock for a price per share that is less than the conversion price then in effect, the conversion price then in effect will be decreased to such lower price, subject to customary exceptions.  The notes will bear interest at 8% per annum and be payable in twelve equal monthly installments of principal and interest beginning on October 1, 2012.  Each monthly installment payment may be made in cash, shares of the Company's common stock, or a combination thereof.  If paid in shares, such shares will be valued at the lower of (i) the then applicable conversion price or (ii) a price that is 87.5% of the arithmetic average of the ten (or in some cases fewer) lowest weighted average prices of the Company's common stock during the twenty trading day period ending two trading days before the payment date or the date on which we elect to pay in shares, whichever is lower (the "Measurement Period").  The Company's ability to make such payments with shares of the Company's common stock will be subject to certain conditions including i) a minimum of $250 in average daily trading volume during the Measurement Period, ii) a minimum of $150 in daily trading volume during each day during the Measurement Period, with certain exceptions, and iii) the effectiveness of a resale registration statement with respect to the shares.

As a part of the July 2012 Private Placement, the Company issued warrants to purchase 18,750,000 shares of the Company's common stock at an exercise price of $0.384 per share, and such warrants will be first exercisable within six months of the issuance date thereof.  In the event that the Company issues or sells shares of the Company's common stock at a price per share that is less than the exercise price then in effect, the exercise price of the warrants will be reduced based on a weighted-average formula. In addition, on the two year anniversary of the issuance date, the then applicable exercise price may be reset to equal the lesser of (i) the then current exercise price or (ii) 87.5% of the arithmetic average of the ten lowest weighted average prices of the common stock during the twenty trading day period ending two trading days immediately preceding the reset date.  All of the warrants will expire on July 2, 2017.

On July 11, 2012, the Company paid $1,743 to SAGA and paid off all amounts owed under the SAGA promissory note.

Description of Business (10-K)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Description of Business (10-K) [Abstract]
Description of Business
1.  Description of Business

Liquidmetal Technologies, Inc. (the "Company") is a materials technology company that develops and commercializes products made from amorphous alloys.  The Company's family of alloys consists of a variety of bulk alloys and composites that utilizes the advantages offered by amorphous alloys technology.  The Company designs, develops and sells products and components from bulk amorphous alloys to customers in various industries. The Company also partners with third-party manufacturers and licensees to develop and commercialize Liquidmetal alloy products.  The Company believes that its proprietary bulk alloys are the only commercially viable bulk amorphous alloys currently available in the marketplace.

Amorphous alloys are in general unique materials that are distinguished by their ability to retain a random atomic structure when they solidify, in contrast to the crystalline atomic structure that forms in other metals and alloys when they solidify.  Liquidmetal alloys are proprietary amorphous alloys that possess a combination of performance, processing, and potential cost advantages that the Company believes will make them preferable to other materials in a variety of applications. The amorphous atomic structure of bulk alloys enables them to overcome certain performance limitations caused by inherent weaknesses in crystalline atomic structures, thus facilitating performance and processing characteristics superior in many ways to those of their crystalline counterparts. For example, in laboratory testing, zirconium-titanium Liquidmetal alloys are approximately 250% stronger than commonly used titanium alloys such as Ti-6Al-4V, but they also have some of the beneficial processing characteristics more commonly associated with plastics. The Company believes these advantages could result in Liquidmetal alloys supplanting high-performance alloys, such as titanium and stainless steel, and other incumbent materials in a wide variety of applications. Moreover, the Company believes these advantages could enable the introduction of entirely new products and applications that are not possible or commercially viable with other materials.

The Company's revenues are derived from i) selling bulk Liquidmetal alloy products, which include non-consumer electronic devices, aerospace parts, medical products, and sports and leisure goods, ii) selling tooling and prototype parts such as demonstration parts and test samples for customers with products in development; and iii) product licensing and royalty revenue.  The Company is currently converting from a research and development and prototyping business to a general production business of selling commercial parts, and in the future, we expect to have the largest portion of our revenues in the Liquidmetal alloy products category.

1. Description of Business

Liquidmetal Technologies, Inc. ("the Company") is a materials technology company that develops and commercialize products made from amorphous alloys.  The Company's family of alloys consists of a variety of bulk alloys and composites that utilizes the advantages offered by amorphous alloys technology.  The Company designs, develops and sells products and components from bulk amorphous alloys to customers in various industries. The Company also partners with third-party manufacturers and licensees to develop and commercialize Liquidmetal alloy products.  The Company believes that its proprietary bulk alloys are the only commercially viable bulk amorphous alloys currently available in the marketplace.

Amorphous alloys are in general unique materials that are distinguished by their ability to retain a random atomic structure when they solidify, in contrast to the crystalline atomic structure that forms in other metals and alloys when they solidify.  Liquidmetal alloys are proprietary amorphous alloys that possess a combination of performance, processing, and potential cost advantages that the Company believes will make them preferable to other materials in a variety of applications. The amorphous atomic structure of bulk alloys enables them to overcome certain performance limitations caused by inherent weaknesses in crystalline atomic structures, thus facilitating performance and processing characteristics superior in many ways to those of their crystalline counterparts. For example, in laboratory testing, zirconium-titanium Liquidmetal alloys are approximately 250% stronger than commonly used titanium alloys such as Ti-6Al-4V, but they also have some of the beneficial processing characteristics more commonly associated with plastics. The Company believes these advantages could result in Liquidmetal alloys supplanting high-performance alloys, such as titanium and stainless steel, and other incumbent materials in a wide variety of applications. Moreover, the Company believes these advantages could enable the introduction of entirely new products and applications that are not possible or commercially viable with other materials.

The Company's revenues are derived from i) licensing and selling bulk Liquidmetal alloy products, which include non-consumer electronic devices, medical products, and sports and leisure goods, ii) licensing and selling tooling and prototype parts such as demonstration parts and test samples for customers with products in development; iii) product licensing and royalty revenue, and iv) research and development revenue.  The Company expects that these sources of revenue will continue to significantly change the character of the Company's revenue mix.

Restatement of Consolidated Financial Statements (10-K)	12 Months Ended
Dec. 31, 2011
Restatement of Consolidated Financial Statements [Abstract]
Restatement of Consolidated Financial Statements
2.  Restatement of Consolidated Financial Statements

Warrant.  On November 2, 2010, the Company filed an Amended and Restated Certificate of Designations, Preferences, and Rights (the "Amended Designation") for its Series A-1 and Series A-2 Preferred Stock.  The Amended Designation was approved by the number of requisite votes from the holders of the Company's Series A Preferred Stock and was filed with the Delaware Secretary of State in accordance with a consent agreement entered into between the Company and the holders of 2/3 of the Series A Preferred Stock (the "Consent Agreement").   The Consent Agreement provided that, in exchange for voting in favor of the Amended Designation, the expiration date of the warrants held by the holders who signed the Consent Agreement would be extended to July 2015 and the price-based anti-dilution rights on such warrants would be removed.

The number of warrants held by the holders who signed the Consent Agreement totaled 40,032,833 shares (the "Consent Warrants") out of the Company's total number of warrants of 47,232,459 shares as of the date of the Amended Designation.  The Consent Warrants were initially recorded as liabilities on the Company's consolidated financial statements in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 815-10, Derivatives and Hedging, and FASB ASC 815-40, Contracts in Entity's Own Equity, due to their price-based anti-dilution rights ("FASB ASC 815").  The Company recently determined that once the anti-dilution rights were removed, the Consent Warrants no longer met the criteria under FASB ASC 815.  After further evaluation under FASB ASC 815, the Company concluded that the Consent Warrants should no longer be recorded as liabilities and instead should be recorded as equity.

Earnings per share attributable to common shareholders. During the year ended December 31, 2010, the Company had recorded $653 as a dividend accrual for the Series A Preferred Stock and should have calculated net loss attributable to common shareholders net of the dividends accrued in accordance with FASB ASC 260, Earnings Per Share (see Note 16).  The impact of the dividend accrual resulted in additional $0.01 of basic loss per share for the year ended December 31, 2010.

The following table presents the impact of the financial adjustments on the Company's previously reported consolidated balance sheet for the year ended December 31, 2010:

	December 31,
	2010	2010
	(as previously reported and reclassified)	(as restated)

Current liabilities:
Warrant liabilities	$12,819	$1,328
Total current liabilities	26,942	15,451
Total liabilities	27,623	16,132

Shareholders' deficit:
Warrants (Note 3)	-	24,438
Accumulated deficit	(168,976)	(181,923)
Total Liquidmetal Technologies, Inc shareholders deficit	(22,146)	(10,654)

The following table presents the impact of the financial adjustments on the Company's previously reported consolidated statement of operations for the year ended December 31, 2010:

	December 31,
	2010	2010
	(as previously reported and reclassified)	(as restated)
Change in value of warrants, loss	(10,394)	(23,341)
Loss from continuing operations before income taxes	(2,017)	(14,963)
Loss from continuing operations	(2,017)	(14,964)
Net loss	(4,696)	(17,643)
Preferred stockholders dividends	-	(653)
Net (loss) available (attributable) to common stockholders	(4,696)	(18,296)
Basic income (loss) per share	(0.07)	(0.28)

Number of weighted average shares - basic	64,965	64,965

The following table presents the impact of the financial adjustments on the Company's previously reported condensed consolidated statements of operations for the quarters ended March 31, 2011 (unaudited), June 30, 2011 (unaudited) and September 30, 2011 (unaudited):

	For the three months ended		For the three months ended		For the three months ended
	September 30, 2011 (unaudited)		June 30, 2011 (unaudited)		March 31, 2011 (unaudited)
	(as previously reported and reclassified)	(as restated)	(as previously reported and reclassified)	(as restated)	(as previously reported and reclassified)	(as restated)

Change in value of warrants, gain (loss)	9,970	743	4,733	596	(7,816)	(11)
Income (loss) from continuing operations before income taxes	7,769	(1,458)	3,060	(1,077)	(8,770)	(965)
Income (loss) from continuing operations	7,769	(1,458)	3,060	(1,077)	(8,770)	(965)
Income (loss) from continuing operations before non-controlling interest	7,342	(1,885)	2,948	(1,189)	(9,199)	(1,394)
Net income (loss) attributable to Liquidmetal Technologies	7,317	(1,910)	2,929	(1,208)	(9,144)	(1,339)

Basic income (loss) per share	$0.06	$(0.01)	$0.03	$(0.01)	$(0.09)	$(0.01)
Diluted income (loss) per share	$0.04	$(0.01)	$0.02	$(0.01)	$(0.09)	$(0.01)
Number of weighted average shares - basic and diluted	129,766	129,766	116,353	116,353	93,695	93,695

Summary of Significant Accounting Policies (10-K)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
3. Summary of Significant Accounting Policies

Principles of Consolidation. The consolidated financial statements include the accounts of Liquidmetal Technologies, Inc. and its special-purpose wholly-owned subsidiaries, Crucible Intellectual Property and Liquidmetal Golf. All intercompany balances and transactions have been eliminated.

Non-controlling interest.  The result of operations attributable to the non-controlling interest of discontinued operations, Liquidmetal Technologies Coatings ("LMC"), are presented within equity and are shown separately from the Company's equity.

Revenue Recognition. Revenue is recognized pursuant to applicable accounting standards including FASB ASC Topic 605 ("ASC 605"), Revenue Recognition. ASC 605 summarize certain points of the SEC staff's views in applying generally accepted accounting principles to revenue recognition in financial statements and provide guidance on revenue recognition issues in the absence of authoritative literature addressing a specific arrangement or a specific industry.

The Company's revenue recognition policy complies with the requirements of ASC 605.  Revenue is recognized when i) persuasive evidence of an arrangement exists, ii) delivery has occurred, iii) the sales price is fixed or determinable, iv) collection is probable and v) all obligations have been substantially performed pursuant to the terms of the arrangement. Revenues primarily consist of the sales and prototyping of Liquidmetal mold and bulk alloys, licensing and royalties for the use of the Liquidmetal brand and bulk Liquidmetal alloys.  Revenue is deferred and included in liabilities when the Company receives cash in advance for goods not yet delivered or if the licensing term has not begun.

License revenue arrangements in general provide for the grant of certain intellectual property rights for patented technologies owned or controlled by the Company. These rights typically include the grant of an exclusive or non-exclusive right to manufacture and/or sell products covered by patented technologies owned or controlled by the Company.  The intellectual property rights granted may be perpetual in nature, extending until the expiration of the related patents, or can be granted for a defined period of time.

Licensing revenues that are one time fees upon the granting of the license are recognized when i) the license term begins in a manner consistent with the nature of the transaction and the earnings process, ii) when collectability is reasonably assured or upon receipt of an upfront fee, and iii) when all other revenue recognition criteria have been met.  Pursuant to the terms of these agreements, the Company has no further obligation with respect to the grant of the license.   Licensing revenues that are related to royalties are recognized as the royalties are earned over the related period.

Cash. The Company considers all highly liquid investments with maturity dates of three months or less when purchased to be cash equivalents. The Company limits the amount of credit exposure to each individual financial institution and places its temporary cash into investments of high credit quality with a financial institution that exceeds federally insured limits.  The Company has not experienced any losses related to these balances and believes its credit risk to be minimal.

Trade Accounts Receivable. The Company grants credit to its customers generally in the form of short-term trade accounts receivable. The creditworthiness of customers is evaluated prior to signing a contract with the customer.  As of December 31, 2011, three customers represented 67%, or $162, of the total outstanding trade accounts receivable.  As of December 31, 2010, there were no customer representing more than 10% of the total outstanding trade accounts receivable.

The allowance for doubtful accounts reflects management's best estimate of probable losses inherent in the trade accounts receivable.  Management primarily determines the allowance based on the aging of accounts receivable balances, historical write-off experience, customer concentrations, customer creditworthiness and current industry and economic trends.  The Company's provisions for uncollectible receivables are included in selling, marketing, general and administrative expense in the accompanying consolidated statements of operations and comprehensive loss.

Property, Plant and Equipment. Property, plant and equipment are stated at cost less accumulated depreciation and amortization. Additions and major renewals are capitalized. Repairs and maintenance are charged to expense as incurred. Upon disposal, the related cost and accumulated depreciation are removed from the accounts, with the resulting gain or loss included in operating income. Depreciation is provided principally on the straight-line method over the estimated useful lives of the assets, which range from one to five years.

Leased property meeting certain criteria is capitalized and the present value of the related lease payments is recorded as a liability. Amortization of capitalized leased assets is provided on the straight-line method over the estimated useful lives of the assets, which is five years.

Intangible Assets. Intangible assets consist of the costs incurred to purchase patent rights and costs incurred to internally develop patents and trademarks. Intangible assets are reported net of accumulated amortization. Patents and trademarks are amortized using the straight-line method over a period based on their contractual lives ranging from ten to seventeen years.

Impairment of Long-lived Assets. The Company reviews long-lived assets to be held and used in operations for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may be impaired. An impairment loss is recognized when the estimated fair value of the assets is less than the carrying value of the assets.  The Company recognized $0 and $966 during the years ended December 31, 2011 and 2010, respectively, for impairment of long-lived assets.

Fair Value of Financial Instruments. The estimated fair values of amounts reported in the consolidated financial statements have been determined using available market information and valuation methodologies, as applicable.  The fair value of cash and trade receivables approximate their carrying value due to their short maturities.  The fair value of non-current assets and liabilities approximate their carrying value unless otherwise stated.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Entities are required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value based upon the following fair value hierarchy:

Level 1 —	Quoted prices in active markets for identical assets or liabilities;

Level 2 —
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

Level 3 —	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company has one Level 2 financial instrument, warrant liabilities, that is recorded at fair value on a recurring basis periodically.  The fair value for the warrants as of December 31, 2011 and 2010 was $0 and $1,328, respectively.  The warrant liabilities were recorded at fair value based upon valuation models which utilize relevant factors such as expected life, volatility of the Company's stock prices, risk free interest and dividend rate (see Note 11).

Research and Development Expenses. Research and development expenses represent salaries, related benefits expense, expenses incurred for the design and testing of new processing methods and other expenses related to the research and development of Liquidmetal alloys. Development costs incurred in research and development activities are expensed as incurred.

Advertising and Promotion Expenses. Advertising and promotion expenses are expensed when incurred. Advertising and promotion expenses were $16 and $0.5, for the years ended December 31, 2011 and 2010, respectively.

Legal Costs. Legal costs are expensed as incurred.

Stock-Based Compensation.  The Company accounts for share-based compensation in accordance with the fair value recognition provisions of FASB ASC Topic 718, Share-based Payment, which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the consolidated financial statements based on their fair values. The fair value of stock options is calculated by using the Black-Scholes option pricing formula that requires estimates for expected volatility, expected dividends, the risk-free interest rate and the term of the option. If any of the assumptions used in the Black-Scholes model change significantly, share-based compensation expense may differ materially in the future from that recorded in the current period. See additional information related to share-based compensation in Note 13.

Income Taxes. Income taxes are provided under the asset and liability method as required by FASB ASC Topic 740, Accounting for Income Taxes. Under this method, deferred income taxes are recognized for the tax consequences of "temporary differences" by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities. The effect of a tax rate change on deferred taxes is recognized in operations in the period that the change in the rate is enacted. Valuation allowances are established when necessary to reduce net deferred tax assets to the amount expected to be realized.

Under the provision of FASB ASC Topic 740, Income Taxes, the Company had no material unrecognized tax benefits and no adjustments to liabilities or operations were required. The Company may recognize interest and penalties related to uncertain tax positions in income tax expense. There was no expense related to interest and penalties for the year ended December 31, 2011.

Translation of Foreign Currency. The Company applies FASB ASC Topic 830, Foreign Currency, for translating foreign currency into US dollars in our consolidation of the financial statements.  Upon consolidation of the Company's foreign subsidiaries into the Company's consolidated financial statements, any balances with the subsidiaries denominated in the foreign currency are translated at the exchange rate at their spot rate or average rage for the period being reported. The financial statements of the Company's discontinued subsidiary, Liquidmetal Technologies, Korea ("LMTK"), have been translated based upon Korean Won as the functional currency.  LMTK's assets and liabilities were translated using the exchange rate at period end and income and expense items were translated at the average exchange rate for the periods reported. The resulting translation adjustment was included in other comprehensive income (loss) for the year ended December 31, 2010.

Earnings Per Share. Basic earnings per share ("EPS") is computed by dividing earnings (losses) attributable to common shareholders by the weighted average number of common shares outstanding for the periods. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reported periods. Actual results could differ from those estimates. These management estimates are primarily related to impairment of long-lived assets, inventory valuation, product warranty, allowance for bad debt account balances, and warrant valuation.

Subsequent Events.  In May 2009, the FASB issued a new accounting standard which established general accounting standards and disclosure for subsequent events.  In accordance with this standard, the Company evaluated subsequent events through the filing of its Annual Report on Form 10-K with the SEC.

Reclassification.  During the years ended December 31, 2010 and 2011, the Company had discontinued and deconsolidated operations of its subsidiaries and had reclassified the related items on its consolidated balance sheets and consolidated statements of operations and comprehensive income (loss) as of December 31, 2010 to conform to the current year presentation (see Note 14).

During the year ended December 31, 2010, the Company had presented the preferred units belonging to its discontinued subsidiary, Liquidmetal Technologies Coatings ("LMC") as additional paid in capital (see Note 12).  Subsequently, the Company determined that the amount related to the preferred units should have been included in non-controlling interest and had reclassified $1,920 from additional paid-in capital to non-controlling interest on its consolidated balance sheet and statement of shareholders' equity (deficit) as of December 31, 2010.

The Company reclassified $297 of dividends paid in the form of common stock to the holders of its Series A Preferred Stock from accumulated deficit to additional paid-in capital for the year ended December 30, 2010.

Recent Accounting Pronouncements.

In June 2011, the FASB, issued guidance regarding the presentation of comprehensive income. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. Instead, an entity will be required to present either a continuous statement of net income and other comprehensive income or in two separate but consecutive statements.  The updated guidance is effective on a retrospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The Company is currently evaluating the impact of this guidance on its financial statements and will adopt the guidance beginning on January 1, 2012.

In May 2011, the FASB issued additional guidance on fair value measurements that clarifies the application of existing guidance and disclosure requirements, changes certain fair value measurement principles and requires additional disclosures about fair value measurements. The updated guidance is effective on a prospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The Company is currently evaluating the impact of this guidance on its financial statements and will adopt the guidance beginning on January 1, 2012.

In April 2010, the FASB codified the consensus reached in Emerging Issues Task Force Issue No. 08-09, "Milestone Method of Revenue Recognition." FASB ASU No. 2010-17 "Revenue Recognition – Milestone Method (Topic 605)" provides guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research and development transactions. FASB ASU No. 2010 – 17 is effective on a prospective basis for milestones achieved after the adoption date. The Company's adoption of this guidance on January 1, 2011 did not have a significant impact on its consolidated financial statements.

Other recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA and the SEC did not or are not believed by management to have a material impact on the Company's present or future consolidated financial statements.

Significant Transactions (10-K)	12 Months Ended
Dec. 31, 2011
Significant Transactions (10-K) [Abstract]
Significant Transactions
4.  Significant Transactions

On December 20, 2011, the Company's former majority owned subsidiary, Liquidmetal Coatings, LLC ("LMC") entered into a transaction pursuant to which LMC issued and sold additional membership interests to a related party and third-party investors for an aggregate purchase price of $3,000 (the "LMC Investment").  The LMC Investment was entered into pursuant to a Membership Interest Purchase Agreement between the investors and LMC (the "Purchase Agreement").  The investors in the LMC Investment were Rockwall Holdings, Inc. ("Rockwall") and C3 Capital Partners, L.P. and C3 Capital Partners II, L.P. (the "C3 Entities"). The C3 Entities were minority investors in LMC prior to the transaction, and Rockwall is a company controlled by John Kang, a former Chief Executive Officer and Chairman of the Company (see Note 19). As of December 31, 2011, Mr. Kang beneficially owned 5.0% of the Company's common stock

The transactions contemplated by the Purchase Agreement were deemed to be effective as of November 30, 2011.  In connection with the LMC Investment, the Company and the C3 Entities, agreed to terminate a letter agreement, dated July 30, 2010, under which the Company would have been obligated to contribute additional capital to LMC if requested by LMC.  As a result of the LMC Investment and the termination of such letter agreement, the Company no longer has any contingent obligation to contribute additional capital to LMC and consequently, the Company's equity interest in LMC was reduced from approximately 72.86% to 0.67%.  However, the Company did not sell any of its own membership interests in LMC in the transaction.  As a result of the reduction in the Company's percentage interest in LMC, the Company will no longer consolidate LMC's financial results with the Company's financial results and previous results of operations are reclassified as discontinued operations for financial reporting purposes.  However, Ricardo Salas, the Company's Executive Vice President, will continue to serve as a member of LMC's board of directors.

In connection with the LMC Investment, the Company entered into a Second Amended and Restated Operating Agreement with LMC and other members of LMC, and the Company also entered into a Second Amended and Restated License and Technical Support Agreement with LMC terminating certain technology cross-licenses between LMC and the Company and continuing LMC's right to use the Liquidmetal trademark in connection with LMC's business.

On December 1, 2011, the Company entered into a Share Purchase Agreement (the "Share Purchase Agreement") with LMTK Holdings, Inc. ("LMTK Holdings") to sell the Company's former Korean subsidiary and manufacturing facility, Liquidmetal Technologies Korea ("LMTK"), that was discontinued in November 2010.  Under the Share Purchase Agreement, the Company sold all of LMTK's shares of common stock to LMTK Holdings for an aggregate purchase price of one hundred dollars.  The previous results of operations of LMTK have been included as discontinued operations in the Company's consolidated financial statements, and as a result of the transaction, the Company will no longer consolidate LMTK's financial results into the Company's consolidated financial statements.

In June 2010, the Company created a wholly owned subsidiary, Advanced Metals Materials ("AMM"), in Weihei China as a holding company for certain assets that were acquired in China.  During the first quarter of 2011, AMM started production and manufacturing of certain bulk Liquidmetal alloys.  On August 5, 2011, the Company sold all of the stock of AMM to Innovative Materials Group, which is majority owned by John Kang, the Company's former Chairman, for $720, of which $200 was paid in the form of a promissory note due August 5, 2012, bearing an interest rate of 8% per annum and is included in notes receivable in the Company's consolidated balance sheet.  The results of operations of AMM are included as discontinued operations in the Company's consolidated statements of operations and comprehensive loss (See Note 14).

On August 6, 2010, SAGA, SpA in Padova, Italy ("SAGA"), a specialist parts manufacturer, filed a litigation case against the Company claiming damages of $3,200 for payment on an alleged loan and for alleged breach of contract in connection with the formation of joint venture agreement called Liquidmetal SAGA Italy, Srl ("LSI").  On April 6, 2011 (the "Effective Date"), the Company entered into a Settlement and Equity Interest Purchase Agreement with SAGA pursuant to which (i) the joint venture between the Company and SAGA was terminated, (ii) the Company and SAGA both agreed to cause certain pending legal action against each other to be dismissed with prejudice, (iii) the Company paid SAGA $2,800 in the form of 4,496,429 restricted shares ("Shares") of the Company's common stock in exchange for SAGA's equity interest in LSI, and (iv) the Liquidmetal technology license to LSI was terminated.  As of December 31, 2010, $3,100 was included in accrued liabilities on the Company's consolidated balance sheet for the settlement and legal fees.

The number of Shares issued to SAGA on the Effective Date was based on the 30 day trailing, volume weighted average price of the Company's stock as of the Effective Date.  An additional provision of the SAGA Settlement and Equity Interest Purchase Agreement was the obligation of the Company to issue a promissory note to compensate for a decrease in the market price of the Company's common stock over a six month period from the Effective Date of the settlement.  On October 10, 2011, the Company issued to SAGA a promissory note in the principal amount of $1,712 due October 10, 2012 ("Maturity Date") bearing interest of 8% per annum to account for the decrease in the market price of the Company's common stock.  All of the principal and accrued interest is due on the Maturity Date and is included in short-term notes payable in the Company's consolidated balance sheet as of December 31, 2011.

On August 5, 2010, the Company entered into a license transaction with Apple Inc. ("Apple") pursuant to which (i) the Company contributed substantially all of its intellectual property assets to a newly organized special-purpose, wholly-owned subsidiary, called Crucible Intellectual Property, LLC ("CIP"), (ii) CIP granted to Apple a perpetual, worldwide, fully-paid, exclusive license to commercialize such intellectual property in the field of consumer electronic products, as defined in the license agreement, in exchange for a license fee, and (iii) CIP granted back to the Company a perpetual, worldwide, fully-paid, exclusive license to commercialize such intellectual property in all other fields of use.  Additionally, in connection with the license transaction, Apple required the Company to complete a statement of work related to the exchange of Liquidmetal intellectual property information.  The Company recognized a portion of the one-time license fee upon receipt of the initial payment and completion of the foregoing requirements under the license transaction.  The remaining portion of the one-time license fee was recognized at the completion of the required statement of work.

Under the agreements relating to the license transaction with Apple, the Company is obligated to contribute all intellectual property that it develops through February 2012 to CIP.  In addition, the Company is obligated to refrain from encumbering any assets subject to the Apple security interest through August 2012 and is obligated to refrain from granting any security in its interest in CIP at any time.  The Company is also obligated to maintain certain limited liability company formalities with respect to CIP at all times after the closing of the license transaction.  If the Company is unable to comply with these obligations, Apple may be entitled to foreclose on such assets.  The Company is in compliance with these obligations as of December 31, 2011.

Liquidity and Going Concern Issues (10-K)	12 Months Ended
Dec. 31, 2011
Liquidity and Going Concern Issues (10-K) [Abstract]
Liquidity and Going Concern Issues
5. Liquidity and Going Concern Issues

The Company's cash used by continuing operating activities was $5,063 for the year ended December 31, 2011, while cash provided by continuing operating activities was $12,187 for the year ended December 31, 2010.  The Company's cash used in investing activities of continuing operations was $178 for the year ended December 31, 2011 primarily from purchase of property and equipment. The Company's cash provided by financing activities of continuing operations was $13 for the year ended December 31, 2011 primarily from stock options exercises.

Subsequent to December 31, 2011, the Company issued 8% unsecured, bridge promissory notes that are unsecured and are due on demand by Visser Precision Cast, LLC ("Visser") totaling $750 (see Note 20).

On October 10, 2011, the Company issued a promissory note to SAGA in the principal amount of $1,712 due October 10, 2012 in relation to a settlement agreement the Company signed with SAGA on April 6, 2011 (see Note 4).

We anticipate that our current capital resources, together with anticipated cash from operations, will be sufficient to fund our operations through April 30, 2012.  Following April 30, 2012, we will require additional funding in order to continue operations as a going concern.  Although we are actively pursuing financing transactions, including a private placement deal with Visser, we cannot guarantee that adequate funds will be available when needed and even if available, cannot guarantee that we will achieve favorable terms.  If we raise additional funds by issuing securities, existing stockholders may be diluted.  If funding is insufficient at any time in the future, we will be required to alter or reduce the scope of our operations or to cease our operations entirely.

The Company's capital requirements during the next twelve months will depend on numerous factors, including the success of existing products either in manufacturing or development, the development of new applications for Liquidmetal alloys, the resources the Company devotes to develop and support its Liquidmetal alloy products, the success of pursuing strategic licensing and funded product development relationships with external partners.

Trade accounts receivable (10-K)	12 Months Ended
Dec. 31, 2011
Trade accounts receivable [Abstract]
Trade accounts receivable
6. Trade accounts receivable

Trade accounts receivable from continuing operations were comprised of the following:

	December 31,
	2011	2010
Trade accounts receivable	$241	$49
Less: Allowance for doubtful accounts	-	-
Trade accounts receivable, net	$241	$49

Property, Plant and Equipment (10-K)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
7. Property, Plant and Equipment

Property, plant and equipment consist of the following:

	December 31,
	2011	2010

Machinery and equipment	$1,098	$1,111
Computer equipment	70	734
Office equipment, furnishings, and improvements	187	142
Total	1,355	1,987
Accumulated depreciation	(1,193)	(1,950)
Total property, plant and equipment, net	$162	$37

Depreciation expense for the years ended December 31, 2011 and 2010 were $45 and $31, respectively and is included in the selling, marketing and general and administrative expense in the consolidated statements of operations and comprehensive income (loss).

Patents and trademarks, net (10-K)	12 Months Ended
Dec. 31, 2011
Patents and Trademarks, net (10-K) [Abstract]
Patents and trademarks, net
8. Patents and trademarks, net

Patents and trademarks consist of the following:

	December 31,
	2011	2010

Purchased and licensed patent rights	$566	$566
Internally developed patents	1,664	1,664
Trademarks	91	91
Total	2,321	2,321
Accumulated amortization	$(1,353)	$(1,216)
Total intangible assets, net	$968	$1,105

Amortization expense was $137 and $140 for the years ended December 31, 2011 and 2010, respectively.  The estimated aggregate amortization expense for each of the five succeeding years is as follows:

December 31,	Aggregate Amortization Expense
2012	$127
2013	113
2014	98
2015	94
2016	91
Thereafter	445

Accumulated amortization for the years ended December 31, 2011 and 2010 is as follows:

	December 31,
	2011	2010

Purchased and licensed patent rights	$(424)	$(392)
Internally developed patents	(847)	(752)
Trademarks	(82)	(72)
Total	$(1,353)	$(1,216)

The weighted average amortization periods for the years ended December 31, 2011 and 2010 is as follows

	December 31,
	2011	2010

Purchased and licensed patent rights	17	17
Internally developed patents	17	17
Trademarks	10	10

Purchased patent rights represent the exclusive right to commercialize the bulk amorphous alloy and other amorphous alloy technology acquired from California Institute of Technology ("Caltech"), a shareholder, through a license agreement with Caltech and other institutions. All fees and other amounts payable by the Company for these rights and licenses have been paid or accrued in full, and no further royalties, license fees or other amounts will be payable in the future under the License Agreements.

In addition to the purchased and licensed patents, the Company has internally developed patents. Internally developed patents include legal and registration costs incurred to obtain the respective patents. The Company currently holds various patents and numerous pending patent applications in the United States, as well as numerous foreign counterparts to these patents outside of the United States.

Other Long-Term Liabilities (10-K)	12 Months Ended
Dec. 31, 2011
Other Long-Term Liabilities [Abstract]
Other Long-Term Liabilities
9. Other Long-Term Liabilities

The other long-term liabilities balance primarily consists of long term, aged payables to vendors, individuals, and other third parties that have been outstanding for more than 5 years.  The Company is in the process of researching and resolving the balances for settlement and/or writeoff.

Short-term debt (10-K)	12 Months Ended
Dec. 31, 2011
Short-term debt [Abstract]
Short-term debt
10. Short-term debt

Unsecured Promissory Notes

On October 10, 2011, the Company issued to SAGA a promissory note in the principal amount of $1,712 due October 10, 2012 bearing interest of 8% per annum ("Promissory Note") as part of a settlement agreement entered by the Company and SAGA on April 6, 2011 ("Settlement Agreement") for a litigation case that was filed by SAGA against the Company on an alleged loan and for alleged breach of contract in connection with the formation of a joint venture (see Note 12).

The Settlement Agreement included a payment to SAGA of $2,800 in the form of 4,496,429 restricted shares ("Shares") of the Company's common stock.  An additional provision of the Settlement Agreement was the obligation of the Company to issue a promissory note to compensate for a decrease in the market price of the Company's common stock over a six month period from the Settlement Agreement.  As such, the Company issued the Promissory Note to SAGA to account for the decrease in the market price of the Company's common stock.

All of the principal and accrued interest is due on the Maturity Date and is included in short-term debt on the Company's consolidated balance sheet at December 31, 2011.  Interest expense related to the Promissory Note for the year ended December 31, 2011 was $30.

Warrant Liabilities (10-K)	12 Months Ended
Dec. 31, 2011
Warrant Liabilities (10-K) [Abstract]
Warrant Liabilities
11. Warrant Liabilities

As of December 31, 2011 and 2010, the Company had 44,707,976 and 47,232,459 warrants outstanding, respectively, in connection with preferred stock issuance and notes payable.  The warrants have expiration dates ranging from May 17, 2011 to July 15, 2015 with exercise prices ranging from $0.48 to $1.75.  Pursuant to FASB ASC 815, the Company is required to report the value of its warrants as a liability at fair value and record the changes in the fair value of the warrant liabilities as a gain or loss in its statement of operations due to the price-based anti-dilution rights of warrants.

On November 2, 2010, the Company filed an Amended and Restated Certificate of Designations, Preferences, and Rights (the "Amended Designation") for its Series A-1 and Series A-2 Preferred Stock.  The Amended Designation was approved by the number of requisite votes from the holders of the Company's Series A Preferred Stock and was filed with the Delaware Secretary of State in accordance with a consent agreement entered into between the Company and the holders of 2/3 of the Series A Preferred Stock (the "Consent Agreement").   The Consent Agreement provided that, in exchange for voting in favor of the Amended Designation, the expiration date of the warrants held by the holders who signed the Consent Agreement would be extended to July 15, 2015 and the price-based anti-dilution rights on such warrants would be removed.

The number of warrants held by the holders who signed the Consent Agreement totaled 40,032,833 shares (the "Consent Warrants") out of the Company's total number of warrants of 47,232,459 shares as of the date of the Amended Designation.  The Consent Warrants were initially recorded as liabilities on the Company's consolidated financial statements in accordance with FASB ASC 815 due to their price-based anti-dilution rights.  Upon the removal of the anti-dilution rights with the Consent Agreement, the Consent Warrants no longer met the criteria under FASB ASC 815 and were reclassified as equity as of the date of the Amended Designation.  The company reclassified $24,438 from warrant liabilities into equity on November 2, 2010.

As of December 31, 2011 and 2010, the Company had 44,707,976 and 47,232,459 warrants outstanding, respectively, and of these, only 4,675,143 and 7,199,626 warrants, respectively, were valued as liabilities under FASB ASC 815.  As of December 31, 2011 and 2010, the Company valued the 4,675,143 and 7,199,626 warrants using the Black-Scholes model and recorded $0 and $1,328, respectively, in warrant liabilities.   The change in fair value of warrants resulted in a gain of $1,328 and a loss of $23,341 for the years ended December 31, 2011 and 2010, respectively.

The fair value of warrants outstanding for the following periods was computed using the Black-Scholes model under the following assumptions:

	December 31,
	2011	2010
Expected life in years	0.01	0.38 - 1.01
Volatility	82%	150%
Risk-free interest rate	0.01%	0.19% - 0.29%
Dividend rate	0	0

As of December 31, 2011, outstanding warrants to acquire shares of the Company's common stock are as follows:

Number of Shares	Exercise Price	Expiration Date

259,073	0.48	January 3, 2012
3,091,381	0.49	January 3, 2012
1,324,689	0.59	January 3, 2012
208,334	0.48	July 15, 2015
39,824,499	0.49	July 15, 2015
44,707,976

Shareholders' Equity (Deficit) (10-K)	12 Months Ended
Dec. 31, 2011
Shareholders Equity (Deficit) [Abstract]
Shareholders Equity (Deficit)
12. Shareholders' Equity (Deficit)

Common stock issuance.  During the year ended December 31, 2011, the Company issued common stock to settle a lawsuit with a former joint venture partner in Italy.

In June 2006, the Company entered into a joint venture agreement with SAGA, SpA in Padova, Italy ("SAGA"), a specialist precision parts manufacturer.  The joint venture was named Liquidmetal SAGA Italy, Srl ("LSI").  On August 6, 2010, SAGA filed a litigation case against the Company claiming damages of $3,200 for payment on an alleged loan and for alleged breach of contract in connection with the formation of LSI.

On April 6, 2011 (the "Effective Date"), the Company entered into a Settlement and Equity Interest Purchase Agreement with SAGA pursuant to which (i) the joint venture between the Company and SAGA was terminated, (ii) the Company and SAGA both agreed to cause certain pending legal action against each other to be dismissed with prejudice, (iii) the Company paid SAGA $2,800 in the form of 4,496,429 restricted shares ("Shares") of the Company's common stock in exchange for SAGA's equity interest in LSI, and (iv) the Liquidmetal technology license to LSI was terminated.  As of December 31, 2011 and 2010, a total of $0 and $3,100, respectively, were included in accrued liabilities on the Company's consolidated balance sheets for the settlement and legal fees.

The number of Shares issued to SAGA was based on the 30 day trailing, volume weighted average price of the Company's stock as of the Effective Date.  An additional provision of the SAGA Settlement and Equity Interest Purchase Agreement was the obligation of the Company to issue a promissory note to compensate for a decrease in the market price of the Company's common stock over a six month period from the Effective Date of the settlement.  On October 10, 2011, the Company issued to SAGA a promissory note in the principal amount of $1,712 due October 10, 2012 ("Maturity Date") bearing interest of 8% per annum.  All of the principal and accrued interest is due on the Maturity Date and is included in short-term debt on the Company's consolidated balance sheet at December 31, 2011.

Preferred stock.  On May 1, 2009, pursuant to a Securities Purchase and Exchange Agreement, the Company issued 500,000 shares of convertible Series A-1 Preferred Stock with an original issue price of $5.00 per share and 2,625,000 shares Series A-2 Preferred Stock with an original issue price of $5.00 per share as part of a financing transaction.  Additionally, the Board of Directors of the Company shall convert each share of the Series A-1 Preferred Stock and Series A-2 Preferred Stock upon receipt of the written notice of the holders of a majority of the then-outstanding shares of Series A-1 Preferred Stock and Series A-2 Preferred Stock, respectively.

In connection with the Series A Preferred Stock issuance, the Company issued warrants to purchase 42,329,407 shares of the Company's common stock at an exercise price of $0.50 per share, which was subsequently adjusted to $0.49 per share due to an anti-dilution calculation, and an expiration date of January 3, 2012.

In October 2009, the Company entered into an agreement with various investors to issue 180,000 shares of Series A-1 Preferred Stock with identical term as the Series A-1 Preferred Stock issued on May 9, 2009.  In connection with this issuance, the Company issued warrants to purchase up to 4,500,000 shares of common stock with an exercise price of $0.50 per share, which was subsequently adjusted to $0.49 per share due to an anti-dilution calculation, and an expiration date of January 3, 2012.

The preferred stock accrued cumulative dividends at an annual rate of 8%, which was payable semi-annually.  In conjunction with the Series A-1 Preferred Stock conversion the Company granted in-kind dividends to the preferred stock holders.  On November 2, 2010, the Company filed an Amended and Restated Certificate of Designations, Preferences, and Rights (the "Amended Designation") for the Company's Series A Preferred Stock.  The Amended Designation was approved by the requisite vote of the holders of the Company's Series A Preferred Stock and was filed with the Delaware Secretary of State in accordance with a Consent Agreement entered into between the Company and the holders of 2/3 of the Series A Preferred Stock (the "Consent Agreement").  The Amended Designation amended the terms of the Series A Preferred Stock by (i) providing that dividends ceased accruing thereon as of June 1, 2010, (ii) the liquidation preference and corresponding conversion value on the Series A Preferred Stock was increased from 1.0 to 1.08 of the sum of the issue price and accrued but unpaid dividends, (iii) the Series A Preferred Stock was now mandatorily convertible at any time at the option of the Company without condition, and (iv) the Series A Preferred Stock will no longer have any price-based anti-dilution rights.  The Consent Agreement provided that, in exchange for voting in favor of the Amended Designation, the warrants held by the holders signing the Consent Agreement (to the extent such warrants were issued in connection with the original issuance of the Series A Preferred Stock) would be extended to an expiration date of July 2015 and the price-based anti-dilution rights on such warrants were removed.  Additionally, the Company shall have the right at any time to redeem the Series A Preferred Stock in whole or in part upon not less than 30 days' notice at a redemption price equal to the liquidation preference plus any accrued and unpaid dividends.

The Preferred Stock and any accrued and unpaid dividends thereon is convertible, at the option of the holder of the Preferred Stock, into common stock of the Company at a conversion price of $.10 per share in the case of the Series A-1 Preferred Stock and a conversion price of $.22 per share in the case of the Series A-2 Preferred Stock (in both cases subject to adjustments for any stock dividends, splits, combinations and similar events).  As of December 31, 2011 and 2010, the Company has accrued dividends of $571 and $1,063, respectively.

During the years ended December 31, 2011 and 2010, the holders of Series A-1 Preferred Stock converted 412,234 and 21,386 shares of the Series A-1 Preferred Stock, respectively.  The Company has 246,371 and 658,614 shares of the Series A-1 Preferred Stock outstanding at December 31, 2011 and 2010, respectively.  During the years ended December 31, 2011 and 2010, the holders of the Series A-2 Preferred Stock converted 460,366 and 990,517 shares of the Series A-2 Preferred Stock, respectively.  The Company has 1,052,780 and 1,513,146 shares of the Series A-2 Preferred Stock outstanding at December 31, 2011 and 2010, respectively.

Preferred units of discontinued subsidiary.   On February 22, 2008, our discontinued subsidiary, LMC (see Note 14), completed a transaction under which it issued and sold $2,500 in preferred membership units to two minority members of LMC (the "Preferred Units Transaction").  Immediately following the sale of the preferred membership units, the subscription proceeds (after a 1% transaction fee) were distributed to LMC's common unit members, and as a result of such distribution, the Company received approximately $1,714 in the distribution.  The preferred units issued by LMC have an accruing priority return of 14% per year that are priority over any distribution made by LMC and may be redeemed at any time within four years of issuance through cash payment or distribution in excess of the 14% priority return.  LMC is required to redeem the preferred units on or before the second anniversary of the issue date and failure to redeem the preferred units at the specified time will result in the preferred unit holders receiving an additional 2% of common membership units per quarter until the preferred units are redeemed in full.  An additional 2,767 common membership units were issued during the year ended December 31, 2010 as a result of LMC's non-redemption.

On December 15, 2010, the Company and two other members of LMC contributed additional $1,444 into LMC in exchange for additional common unit membership.  The proceeds of the contribution were used to make a distribution to the two holders of the preferred membership units in the aggregate amount of $813, which represented the accrued but unpaid priority return of the preferred units and to redeem an aggregate 381 preferred units owned by the two holders at an aggregate redemption price of $1,194.  As of December 31, 2010, LMC has redeemed $592 of its preferred units and distributed $1,016 in priority return to the preferred unit holders.

The Company had deconsolidated LMC as part of its discontinued operations and the balance of the preferred units of $1,920 was included in gain on disposal of subsidiary, on the consolidated statements of operations and comprehensive income (loss) for the year ended December 31, 2011.  The balance of the preferred units were $0 and $1,920 were included in non-controlling interest on the consolidated balance sheets as of December 31, 2011 and 2010, respectively.

Stock Compensation Plan (10-K)	12 Months Ended
Dec. 31, 2011
Stock Compensation Plan (10-K) [Abstract]
Stock Compensation Plan
13. Stock Compensation Plan

Under the Company's 1996 Stock Option Plan ("1996 Company Plan") the Company could grant to employees, directors or consultants options to purchase up to 12,903,226 shares of common stock. The stock options are exercisable over a period determined by the Board of Directors or the Compensation Committee, but no longer than 10 years.

On April 4, 2002, our shareholders and board of directors adopted the 2002 Equity Incentive Plan ("2002 Equity Plan"). The 2002 Equity Plan provides for the grant of stock options to officers, employees, consultants and directors of the Company and its subsidiaries. In addition, the plan permits the granting of stock appreciation rights with, or independently of, options, as well as stock bonuses and rights to purchase restricted stock. A total of 10,000,000 shares of our common stock may be granted under the 2002 Equity Plan.  As of December 31, 2011, there were 4,676,581 options outstanding under the 2002 Equity Plan.

Prior to the approval of the 2002 Equity Plan, options were primarily granted under the Company's 1996 Stock Option Plan ("1996 Company Plan"). On April 4, 2002, our board of directors terminated the 1996 Company Plan. The termination will not affect any outstanding options under the 1996 Company Plan and all such options will continue to remain outstanding and be governed by the Plan. No additional options may be granted under the 1996 Company Plan. As of December 31, 2011, there were 3,226 options outstanding and exercisable at a weighted average exercise price of $15.00 per share under the 1996 Company Plan.

On April 4, 2002, our shareholders and board of directors adopted the 2002 Non-employee Director Stock Option Plan ("2002 Director Plan"). Only non-employee directors are eligible for grants under the 2002 Director Plan. A total of 1,000,000 shares of the Company's Common Stock may be granted under the 2002 Director Plan. There were no options outstanding under the 2002 Director Plan as of December 31, 2011.  The 2002 Director Plan terminates in April 2012, unless terminated prior to that date by the Board of Directors.

FASB ASC 718, Compensation – Stock Compensation, requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values. Under ASC 718, Company is required to measure the cost of employee services received in exchange for stock options and similar awards based on the grant-date fair value of the award and recognize this cost in the income statement over the period during which an employee is required to provide service in exchange for the award.  The Company recorded $553 and $142 for the years ended December 31, 2011 and 2010, respectively, of non-cash charges for stock compensation related to amortization of the fair value of restricted stock and unvested stock options.

On August 3, 2010, in conjunction with an employment agreement with Thomas Steipp, the Company's Chief Executive Officer, the Company also granted an aggregate of 6,000,000 restricted shares of the Company's common stock, which will ratably vest each year over five years.  During the years December 31, 2011 and 2010, the Company recorded $442 and $0, respectively, of compensation expense related to Mr. Steipp's restricted shares.

The fair value of each option grant is estimated on the date of the grant using the Black-Scholes option-pricing model with the assumptions noted in the following table.

	December 31,
	2011	2010

Expected volatility	133.02% - 136.30%	105%
Expected dividends	-	-
Expected term (in years)	6.50	6.00
Risk-free rate	2.56% - 2.87%	3.08%

Expected volatilities are based on historical volatility expected over the expected life of the options.  The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted represents the period of time that options granted are expected to be outstanding.  Forfeitures rates ranging from 5.0% to 28.3% were used for year ended December 31, 2011 and forfeiture rates ranging from 5.0% to 31.1% were used for the year ended December 31, 2010.  The risk free rate for period within the expected life of the options is based on U.S. Treasury rates in effect at the time of grant.

The following table summarizes the Company's stock option transactions for the years ended December 31, 2011 and 2010:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
				(in thousands)
Options outstanding at December 31, 2009	5,166,385	2.26
Granted	3,080,000	0.12
Exercised	-	-
Forfeited	(77,000)	0.25
Expired	(1,696,422)	4.54
Options outstanding at December 31, 2010	6,472,963	0.67
Granted	40,000	0.55
Exercised	(102,000)	0.12
Forfeited	(400,000)	0.50
Expired	(1,331,156)	1.64
Options outstanding at December 31, 2011	4,679,807	$0.42	6.9	$56
Options exercisable at December 31, 2011	2,160,907	$0.72	5.3	$15
Options vested or expected to vest at December 31, 2011	3,576,610	$0.50	6.5	$38

The following table summarizes the Company's stock options outstanding and exercisable by ranges of option prices as of December 31, 2011:

Options Outstanding				Options Exercisable
Range of Exercise Prices	Numbers of options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

$0.00 - $ 3.00	4,664,000	6.95	$0.39	2,145,100	5.27	$0.67
3.01 - 6.00	10,000	1.33	4.57	10,000	1.33	4.57
6.01 - 9.00	-	-	-	-	-	-
9.01 - 12.00	-	-	-	-	-	-
12.01 - 15.00	5,807	0.26	15.00	5,807	0.26	15.00

Total	4,679,807			2,160,907

The Company's non-vested options at the beginning and ending of fiscal year 2011 had a weighted-average grant-date fair value of $0.21 and $0.16 per option, respectively.

Discontinued Operations and Long-Lived Assets to be Disposed Of (10-K)	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Long-Lived Assets to be Disposed Of [Abstract]
Discontinued Operations and Long-Lived Assets to be Disposed of
14.  Discontinued Operations and Long-Lived Assets to be Disposed Of

LMC.  On December 20, 2011, the Company's former majority owned subsidiary, Liquidmetal Coatings, LLC ("LMC, entered into a transaction pursuant to which LMC issued and sold additional membership interests to a related party and to third-party investors for an aggregate purchase price of $3,000 (the "LMC Investment").  The LMC Investment was entered into pursuant to a Membership Interest Purchase Agreement between the investors and LMC (the "Purchase Agreement").  The investors in the LMC Investment were Rockwall Holdings, Inc. ("Rockwall") and C3 Capital Partners, L.P. and C3 Capital Partners II, L.P. (the "C3 Entities"). The C3 Entities were minority investors in LMC prior to the transaction, and Rockwall is a company controlled by John Kang, a former Chief Executive Officer and Chairman of the Company (see Note 19). As of December 31, 2011, Mr. Kang beneficially owned 5.0% of the Company's common stock.

The transactions contemplated by the Purchase Agreement were deemed to be effective as of November 30, 2011.  In connection with the LMC Investment, the Company and C3 Entities, agreed to terminate a letter agreement, dated July 30, 2010, under which the Company would have been obligated to contribute additional capital to LMC if requested by LMC.  As a result of the LMC Investment and the termination of such letter agreement, the Company no longer has any contingent obligation to contribute additional capital to LMC and consequently, the Company's equity interest in LMC was reduced from approximately 72.86% to 0.67%.  However, the Company did not sell any of its own membership interests in LMC in the transaction.  As a result of the reduction in the Company's percentage interest in LMC, the Company will no longer consolidate LMC's financial results with the Company's financial results and are included as discontinued operations for financial reporting purposes.  However, Ricardo Salas, the Company's Executive Vice President, will continue to serve as a member of LMC's board of directors.

Summarized operating results of LMC's discontinued operations are as follows:

	December 31,
	2011	2010
Revenue	$9,732	$9,794
Gain on disposal of subsidiary, net	11,227	-
Loss from discontinued operations	(335)	(55)

The $11,227 gain on disposal of subsidiary was primarily due to write-off of LMC's net liabilities.  Loss from discontinued operations represented the net operating loss of the subsidiary.

As of December 31, 2010, the assets and liabilities of LMC are included in net liabilities of discontinued operations in the accompanying consolidated balance sheets and consist of the following:

December 31,
2010
Assets
Accounts receivable	$1,682
Inventories	1,009
Prepaid expenses and other current assets	392
Property, plant and equipment, net	759
Intangibles	16
Other assets	120
Total	$3,978

December 31,
2010
Liabilities
Accounts payable	$(1,423)
Accrued liabilities	(2,415)
Short-term debt	(480)
Long-term debt, net of discounts	(7,962)
Total	$(12,280)

There were no balances as of December 31, 2011 due to the deconsolidation of LMC.

AMM.  In June 2010, the Company created a wholly owned subsidiary, Advanced Metals Materials ("AMM"), in Weihei China as a holding company for certain assets that were acquired in China.  During the first quarter of 2011, AMM started production and manufacturing of certain bulk Liquidmetal alloys.  On August 5, 2011, the Company sold all of the stock of AMM to Innovative Materials Group, which is majority owned by John Kang, the Company's former Chairman, for $720, of which $200 was paid in the form of a promissory note due August 5, 2012, bearing an interest rate of 8% per annum and is included in notes receivable in the Company's consolidated balance sheet at December 31, 2011. The results of operations of AMM are included as discontinued operations for financial reporting purposes.

Summarized operating results of AMM's discontinued operations are as follows:

	December 31,
	2011	2010
Revenue	$200	$-
Gain on disposal of subsidiary, net	370	-
Loss from discontinued operations, net	(370)	-

The $370 gain on disposal of subsidiary was primarily due to $720 of proceeds less the write off net investment in AMM of $350.   Loss from discontinued operations represented the net operating loss of the subsidiary.

LMTK.  In 2003, the Company set up a manufacturing plant in South Korea, Liquidmetal Technologies Korea ("LMTK"), to handle its bulk Liquidmetal alloys business which included manufacturing and selling components made out of bulk alloys.  During 2010 and in the prior years, LMTK experienced net losses as a result of continuing economic downturn.  These losses and uncertainty surrounding its future cash flows, led the Company to evaluate its investment for recoverability. As a result, in November 2010, the Company decided to discontinue LMTK's operations.

On December 1, 2011, the Company entered into a Share Purchase Agreement (the "Share Purchase Agreement") with LMTK Holdings, Inc. ("LMTK Holdings") to sell LMTK.  Under the Share Purchase Agreement, the Company sold all of LMTK's shares of common stock to LMTK Holdings for an aggregate purchase price of one hundred dollars.  The results of operations of LMTK have been included as discontinued operations in the Company's consolidated statements of operations and comprehensive loss.

Summarized operating results of LMTK's discontinued operations are as follows:

	December 31,
	2011	2010
Revenue	$-	$3
Gain on disposal of subsidiary, net	512	-
Loss from discontinued operations	(58)	(2,623)

The $512 gain on disposal of subsidiary was primarily due to the net write-off of assets and foreign exchange accounts.  Loss from discontinued operations was primarily due to legal fees incurred for the sale of the subsidiary.

The assets and liabilities of LMTK are included in net assets of discontinued operations in the accompanying consolidated balance sheets and consist of the following:

December 31,
2010
Assets
Restricted cash	$46
Inventories	86
Prepaid expenses and other current assets	375
Property, plant and equipment, net	3,288
Other assets	49
Total assets of LMTK	$3,844

Liabilities
Accounts payable	$(2,404)
Accrued liabilities	(702)
Total liabilities of LMTK	$(3,106)

There were no balances as of December 31, 2011 due to the sale of LMTK.

Income Taxes (10-K)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
15. Income Taxes

Significant components of deferred tax assets are as follows:

	Years Ended December 31,
	2011	2010
Loss carry forwards	$55,998	$46,089

Other	606	701
Total deferred tax asset	56,604	46,790

Valuation allowance	(56,604)	(46,790)
Total deferred tax asset, net	$--	$--

The following table accounts for the differences between the expected federal tax benefit (based on the statutory U.S. federal income tax rate of 34%) and the actual tax provision:

	Years Ended December 31,
	2011	2010

Expected federal tax benefit	(34)%	(34)%
Permanet Items	8.9%	26.3%
Net operating loss utilized or expired	3.6%	5.5%
Increase (decrease) in valuation allowance and others	21.6%	2.3%
Total tax provision	0%	0%

As of December 31, 2011, the Company had approximately $114M of net operating loss ("NOL") carryforwards for U.S. federal income tax purposes expiring in 2012 through 2031. In addition, the Company has California state NOL carryforwards of approximately $70M expiring in 2012 through 2031. The Company and Liquidmetal Golf, Inc. filed on a separate company basis for federal income tax purposes.  Accordingly, the federal NOL carryforwards of one legal entity are not available to offset federal taxable income of the other. Liquidmetal Golf, Inc. had approximately $38 in federal NOL carryforwards, expiring in 2012 through 2027.

As of December 31, 2011, the Company had approximately $189K of Research & Development ("R&D") credit carryforwards for U.S. federal income tax purposes expiring in 2021 through 2030.  In addition, the Company has California R&D credit carryforwards of approximately $245K, which do not expire under current California law.

Section 382 of the Internal Revenue Code ("IRC") imposes limitations on the use of NOL's and credits following changes in ownership as defined in the IRC. The limitation could reduce the amount of benefits that would be available to offset future taxable income each year, starting with the year of an ownership change. The Company has not completed the complex analysis required by the IRC to determine if an ownership change has occurred.

The ability to realize the tax benefits associated with deferred tax assets, which includes benefits related to NOL's, is principally dependent upon the Company's ability to generate future taxable income from operations.  The Company has provided a full valuation allowance for its net deferred tax assets due to the Company's net operating losses.

The Company adopted the provisions of FASB ASC Topic 470 – Income Taxes. At the adoption date and as of December 31, 2011, the Company had no material unrecognized tax benefits and no adjustments to liabilities or operations were required. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense which were $0 for the year ended December 31, 2011 and 2010.

Tax years 2010 and 1999 through 2010 are subject to examination by the federal and state taxing authorities, respectively.

Income (Loss) Per Common Share (10-K)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Loss Per Common Share [Abstract]
Income (Loss) Per Common Share
12.  Loss Per Common Share

Basic earnings per share ("EPS") is computed by dividing earnings (loss) attributable to common shareholders by the weighted average number of common shares outstanding for the periods. Diluted EPS reflects the potential dilution of securities that could share in the earnings.

Options to purchase 4,171,800 shares of common stock at prices ranging from $0.09 to $15.00 per share were outstanding at June 30, 2012, but were not included in the computation of diluted EPS for the same period as the inclusion would have been antidilutive.  Warrants to purchase 44,779,557 shares of common stock with prices ranging from $0.22 to $0.49 per share outstanding at June 30, 2012, were not included in the computation of diluted EPS for the same period as the inclusion would have been antidilutive.  16,896,073 shares of common stock issuable upon conversion of the Company's convertible preferred stock with conversion prices ranging from $0.10 and $0.22 per share outstanding at June 30, 2012 were not included in the computation of diluted EPS for the same period because the inclusion would have been antidilutive.

Options to purchase 6,545,963 shares of common stock at prices ranging from $.09 to $15.00 per share were outstanding at June 30, 2011, but were not included in the computation of diluted EPS for the same period as the inclusion would have been antidilutive.  Warrants to purchase 44,707,976 shares of common stock with prices ranging from $0.48 to $0.59 per share outstanding at June 30, 2011, were not included in the computation of diluted EPS for the same period as the inclusion would have been antidilutive.  59,446,42 shares of common stock issuable upon conversion of the Company's convertible preferred stock with conversion prices ranging from $0.10 and $0.22 per share outstanding at June 30, 2011 were not included in the computation of diluted EPS for the same period because the inclusion would have been antidilutive.

16. Income (Loss) Per Common Share

Basic earnings per share ("EPS") is computed by dividing earnings (loss) attributable to common shareholders by the weighted average number of common shares outstanding for the periods. Diluted EPS reflects the potential dilution of securities that could share in the earnings.

During the year ended December 31, 2010, the Company recorded $653 as dividend accrual for the Series A Preferred Stock (see Note 12).  As a result, basic net loss per share for the year ended December 31, 2010 is calculated by dividing the net loss attributable common shareholders shown below by the weighted average share of common stock during the period as follows:

	Years Ended December 31,
	2011	2010
Amounts attributable to Liquidmetal Technologies, Inc. common shareholders

Net income (loss)	6,155	(17,643)
Preferred stockholders dividends	-	(653)
Net income (loss) available (attributable) to common stockholders	6,155	(18,296)

Basic income (loss) per share	0.05	(0.28)

Diluted income (loss) per share	0.04	(0.28)

Number of weighted average shares - basic	118,523,228	64,965,375
Number of weighted average shares - diluted	163,292,496	64,965,375

Basic and diluted net loss per common share was the same for the year ended December 31, 2010, as the impact of all potentially dilutive securities outstanding was anti-dilutive.  The following were outstanding at December 31, 2011 and were included in the computation of diluted EPS for the year ended December 31, 2011.

	For the Years Ended December 31,
	2011	2010

Weighted average basic shares	118,523,228	64,965,375
Effect of dilutive securities:
Stock options ("in the money")	2,203,443	-
Warrants ("in the money")	-	-
Conversion of preferred stocks and dividends	42,565,825	-

Weighted average diluted shares	163,292,496	64,965,375

Commitments and Contingencies (10-K)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies (10-K) [Abstract]
Commitments and Contingencies
17. Commitments and Contingencies

Operating Leases

The Company leases its offices and warehouse facilities under various lease agreements, certain of which are subject to escalations based upon increases in specified operating expenses or increases in the Consumer Price Index. As of December 31, 2011 and 2010, the Company has recorded $22 and $0, respectively, of deferred rent expenses.  Future minimum lease payments under non-cancelable operating leases during subsequent years are as follows:

December 31,	Minimum Payments

2012	$192
2013	197
2014	221
2015	227
2016	77
Total	$914

Rent expense was $225 and $262 for the years ended December 31, 2011 and 2010, respectively.

401(k) Savings Plan (10-K)	12 Months Ended
Dec. 31, 2011
401(k) Savings Plan [Abstract]
401(k) Savings Plan
18.     401(k) Savings Plan

The Company has a tax-qualified employee savings and retirement plan, or 401(k) plan.  Under the U.S. based 401 (k) plan, participants may elect to reduce their current compensation, on a pre-tax basis, by up to 15% of their taxable compensation or of the statutorily prescribed annual limit, whichever is lower, and have the amount of the reduction contributed to the 401(k) plan. The 401(k) plan permits the Company, in its sole discretion, to make additional employer contributions to the 401(k) plan. However, the Company did not make employer contributions to the 401(k) plan during any of the periods presented in the accompanying consolidated financial statements.

Related Party Transactions (10-K)	12 Months Ended
Dec. 31, 2011
Related Party Transactions (10-K) [Abstract]
Related Party Transactions (10-K) [Text Block]
19. Related Party Transactions

On August 1, 2010, the Company entered into an agreement with John Kang, the Company's former Chairman, to provide consulting services.  The Company terminated this agreement as of July 31, 2011.  The Company incurred $210 and $102 for his services during the years ended December 31, 2011 and 2010, respectively.

On October 14, 2010, the Company signed an agreement with Innovative Materials Group, LLC ("IMG"), a California limited liability company, which is majority owned by Mr. Kang.  Under the agreement, the Company received a deposit of $520 from IMG to purchase on behalf of IMG, machinery and equipment located in China.  The transaction was based on the potential negotiation and completion of a non-exclusive license agreement with IMG under which the machinery and equipment would be transferred to IMG either directly or through the transfer of ownership of the Company's Chinese subsidiary, Advanced Metals Materials ("AMM"), that owns the equipment (See Note 1).  On August 5, 2011, the Company signed a Stock Purchase Agreement (the "Stock Purchase Agreement") with IMG to sell all of the stock of AMM for $720 (the "Purchase Price") where IMG will apply to the payment of the Purchase Price the $520 deposit previously paid to the Company and the $200 balance of the Purchase Price will be paid in the form of a Promissory Note due August 5, 2012, bearing an interest rate of 8% per annum.   The $200 notes receivable is included in notes receivable in the Company's consolidated balance sheet at December 31, 2011.  Interest shall accrue and be paid at maturity along with the principal balance.

In conjunction with the Stock Purchase Agreement, the Company also entered into a License Agreement (the "License Agreement") with IMG to license certain patents and technical information for the limited purpose of manufacturing certain licensed products with the Company's existing first generation, die cast machines, as defined by the License Agreement (the "Licensed Products").  The license agreement grants a non-exclusive license to certain product categories listed in the License Agreement, as well as an exclusive license to specific types of consumer eyewear products.  The License Agreement obligates IMG to pay the Company a running royalty based on its sales of Licensed Products, and the license will expire on August 5, 2021.  The Company recognized $19 in royalty revenues from IMG during the year ended December 31, 2011.

On December 20, 2011, Rockwall Holdings, Inc., a company controlled by Mr. Kang, entered into a transaction as one of the primary investors in Liquidmetal Coatings, LLC ("LMC"), our former subsidiary (see Note 4).  As of December 31, 2011, Mr. Kang beneficially owned 5.0% of the Company's common stock.

During the year ended December 31, 2011, the Company incurred $154 in legal fees to defend Mr. Kang, as the former Representative Director of our Korean subsidiary, against allegations relating to the Company's Korean subsidiary's involvement in customs reporting violations in South Korea that allegedly occurred in 2007 and 2008.  There were no such expenses for year ended December 31, 2010.

In October 2009, Thomas Steipp, the Company's President and Chief Executive Officer, Ricardo Salas, the Company's Vice President and Director, Tony Chung, the Company's Chief Financial Officer, and Mr. Kang acquired a total of 100,000 shares of the Company's Series A-1 Preferred Stock and warrants to purchase 2,500,000 shares of the Company's common stock for an aggregate cash price of $495.  The Series A-1 Preferred Stock is convertible into the Company's common stock at a conversion price of $0.10 per common share.  Furthermore, the warrants can be exercised for shares of the Company's common stock at an exercise price of $0.49 per share and will expire on July 31, 2015. In April 2011, Mr. Steipp converted his 20,000 shares of Series A-1 Preferred Stock into a total of 1,130,688 shares of the Company's common stock, including dividends received in the form of common stock.  In July 2011, Mr. Salas and Mr. Kang converted 50,000 and 19,000 respective shares of Series A-1 Preferred Stock into a total of 2,826,720 and 1,074,154 shares of the Company's common stock, including dividends received in the form of common stock.  As of December 31 2011, Mr. Steipp and Salas are greater-than-5% beneficial owners of the Company.

In May 2009, the Company completed a transaction in which (i) the holders of the Company's 8% Convertible Subordinated Notes exchanged such notes for a combination of new 8% Senior Secured Convertible Notes and shares of a new series of convertible preferred stock designated as "Series A-2 Preferred Stock," together with warrants thereon, and (ii) certain investors purchased, for an aggregate purchase price of $2,500, shares of a new series of convertible preferred stock designated as "Series A-1 Preferred Stock" (See Note 12).   The lead investors in this transaction were Carlyle Liquid, LLC and Carlyle Liquid Holdings, LLC (the "Carlyle Entities"), which were organized by Abdi Mahamedi, the Company's Chairman.  Mr. Mahamedi became a greater-than-5% beneficial owner of the Company by reason of the May 2009 transaction and remained as such as of December 31, 2011.

As of December 31, 2011, James Kang, the brother of John Kang and Soo Buchanan, the sister of John Kang and wife of the Company's Vice President of Investor Relations, are greater-than-5% beneficial owner of the Company.

The Company has an exclusive license agreement with LLPG, Inc. ("LLPG"), a corporation owned principally by Jack Chitayat, former director of the Company who ceased to be director in 2005.  Under the terms of the agreement, LLPG has the right to commercialize Liquidmetal alloys, particularly precious-metal based compositions, in jewelry and high-end luxury product markets.  The Company, in turn, will receive royalty payments over the life of the contract on all Liquidmetal products produced and sold by LLPG.    The exclusive license agreement with LLPG expires on December 31, 2021.  There were no revenues recognized from product sales and licensing fees from LLPG during the years ended December 31, 2011 and 2010.  There are no outstanding trade receivables due from LLPG as of December 31, 2011 and 2010.  As of December 31, 2011, Mr. Chitayat is a greater-than-5% beneficial owner of the Company.

On July 1, 2009, the Company entered into an agreement with Mr. Chitayat to provide consulting services to the Company for a period of one year (the "Consulting Agreement").  The Company granted to Mr. Chitayat an option to purchase 750,000 shares of common stock for services performed under the Consulting Agreement.  The stock option, which vested ratably on a monthly basis during the term of the Consulting Agreement, has an exercise price of $0.50 per share and will expire on July 15, 2015.

On August 6, 2010, the Company paid $360 to LLPG as a fee related to a modification of its existing exclusive license agreement in connection with the Apple licensing agreement.

Subsequent Event (10-K)	12 Months Ended
Dec. 31, 2011
Subsequent Event [Abstract]
Subsequent Event
20. Subsequent Event

On January 17, 2012, February 27, 2012 and March 28, 2012, the Company issued an 8% unsecured, bridge promissory note to Visser Precision Cast, LLC ("Visser") due upon demand in the amount of $200, $200 and $350, respectively.  The promissory notes totaling $750 remain outstanding as of the filing date of this report.

Basis of Presentation and Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Basis of Presentation and Accounting Policies [Abstract]
Revenue Recognition
Revenue Recognition

Revenue is recognized pursuant to applicable accounting standards including FASB ASC Topic 605 ("ASC 605"), Revenue Recognition. ASC 605 summarize certain points of the SEC staff's views in applying generally accepted accounting principles to revenue recognition in financial statements and provide guidance on revenue recognition issues in the absence of authoritative literature addressing a specific arrangement or a specific industry.

The Company's revenue recognition policy complies with the requirements of ASC 605.  Revenue is recognized when i) persuasive evidence of an arrangement exists, ii) delivery has occurred, iii) the sales price is fixed or determinable, iv) collection is probable and v) all obligations have been substantially performed pursuant to the terms of the arrangement. Revenues primarily consist of the sales and prototyping of Liquidmetal mold and bulk alloys as well as, licensing and royalties for the use of the Liquidmetal brand and bulk Liquidmetal alloys.  Revenue is deferred and included in liabilities when the Company receives cash in advance for goods not yet delivered or if the licensing term has not begun.

License revenue arrangements in general provide for the grant of certain intellectual property rights for patented technologies owned or controlled by the Company. These rights typically include the grant of an exclusive or non-exclusive right to manufacture and/or sell products covered by patented technologies owned or controlled by the Company.  The intellectual property rights granted may be perpetual in nature, extending until the expiration of the related patents, or can be granted for a defined period of time.

Licensing revenues that are one time fees upon the granting of the license are recognized when i) the license term begins in a manner consistent with the nature of the transaction and the earnings process, ii) when collectability is reasonably assured or upon receipt of an upfront fee, and iii) when all other revenue recognition criteria have been met.  Pursuant to the terms of these agreements, the Company has no further obligation with respect to the grant of the license.   Licensing revenues that are related to royalties are recognized as the royalties are earned over the related period.

Revenue Recognition. Revenue is recognized pursuant to applicable accounting standards including FASB ASC Topic 605 ("ASC 605"), Revenue Recognition. ASC 605 summarize certain points of the SEC staff's views in applying generally accepted accounting principles to revenue recognition in financial statements and provide guidance on revenue recognition issues in the absence of authoritative literature addressing a specific arrangement or a specific industry.

The Company's revenue recognition policy complies with the requirements of ASC 605.  Revenue is recognized when i) persuasive evidence of an arrangement exists, ii) delivery has occurred, iii) the sales price is fixed or determinable, iv) collection is probable and v) all obligations have been substantially performed pursuant to the terms of the arrangement. Revenues primarily consist of the sales and prototyping of Liquidmetal mold and bulk alloys, licensing and royalties for the use of the Liquidmetal brand and bulk Liquidmetal alloys.  Revenue is deferred and included in liabilities when the Company receives cash in advance for goods not yet delivered or if the licensing term has not begun.

Fair Value of Financial Instruments
Fair Value of Financial Instruments

The estimated fair values of amounts reported in the consolidated financial statements have been determined using available market information and valuation methodologies, as applicable.  The fair value of cash and trade receivables approximate their carrying value due to their short maturities.  The fair value of non-current assets and liabilities approximate their carrying value unless otherwise stated.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Entities are required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value based upon the following fair value hierarchy:

Level 1 -	Quoted prices in active markets for identical assets or liabilities;

Level 2 -
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

Level 3 -	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company has one Level 2 financial instrument, warrants that are recorded at fair value on a periodic basis.  Warrants are evaluated under the hierarchy of FASB ASC Subtopic 480-10, FASB ASC Paragraph 815-25-1 and FASB ASC Subparagraph 815-10-15-74 addressing embedded derivatives. The fair value of such warrants is estimated using the Black-Scholes option pricing model. Any warrant liability is classified in accordance with the FASB Staff Position (FSP) No. 150-5, Issuer's Accounting under Statement No. 150 for Freestanding Warrants and Other Similar Instruments on Shares that are Redeemable ("FSP No. 150-5", now incorporated into and superseded by FASB ASC 480-10-25-9 and 25-13, Obligations to Repurchase Issuer's Equity Shares by Transferring Assets) (see Notes 7 and 9).

Fair Value of Financial Instruments. The estimated fair values of amounts reported in the consolidated financial statements have been determined using available market information and valuation methodologies, as applicable.  The fair value of cash and trade receivables approximate their carrying value due to their short maturities.  The fair value of non-current assets and liabilities approximate their carrying value unless otherwise stated.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Entities are required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value based upon the following fair value hierarchy:

Level 1 —	Quoted prices in active markets for identical assets or liabilities;

Level 2 —
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

Level 3 —	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company has one Level 2 financial instrument, warrant liabilities, that is recorded at fair value on a recurring basis periodically.  The fair value for the warrants as of December 31, 2011 and 2010 was $0 and $1,328, respectively.  The warrant liabilities were recorded at fair value based upon valuation models which utilize relevant factors such as expected life, volatility of the Company's stock prices, risk free interest and dividend rate (see Note 11).

Summary of Significant Accounting Policies (10-K) (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation and Non-controlling Interest
Principles of Consolidation. The consolidated financial statements include the accounts of Liquidmetal Technologies, Inc. and its special-purpose wholly-owned subsidiaries, Crucible Intellectual Property and Liquidmetal Golf. All intercompany balances and transactions have been eliminated.

Non-controlling interest.  The result of operations attributable to the non-controlling interest of discontinued operations, Liquidmetal Technologies Coatings ("LMC"), are presented within equity and are shown separately from the Company's equity.

Revenue Recognition
Revenue Recognition

Revenue is recognized pursuant to applicable accounting standards including FASB ASC Topic 605 ("ASC 605"), Revenue Recognition. ASC 605 summarize certain points of the SEC staff's views in applying generally accepted accounting principles to revenue recognition in financial statements and provide guidance on revenue recognition issues in the absence of authoritative literature addressing a specific arrangement or a specific industry.

The Company's revenue recognition policy complies with the requirements of ASC 605.  Revenue is recognized when i) persuasive evidence of an arrangement exists, ii) delivery has occurred, iii) the sales price is fixed or determinable, iv) collection is probable and v) all obligations have been substantially performed pursuant to the terms of the arrangement. Revenues primarily consist of the sales and prototyping of Liquidmetal mold and bulk alloys as well as, licensing and royalties for the use of the Liquidmetal brand and bulk Liquidmetal alloys.  Revenue is deferred and included in liabilities when the Company receives cash in advance for goods not yet delivered or if the licensing term has not begun.

License revenue arrangements in general provide for the grant of certain intellectual property rights for patented technologies owned or controlled by the Company. These rights typically include the grant of an exclusive or non-exclusive right to manufacture and/or sell products covered by patented technologies owned or controlled by the Company.  The intellectual property rights granted may be perpetual in nature, extending until the expiration of the related patents, or can be granted for a defined period of time.

Licensing revenues that are one time fees upon the granting of the license are recognized when i) the license term begins in a manner consistent with the nature of the transaction and the earnings process, ii) when collectability is reasonably assured or upon receipt of an upfront fee, and iii) when all other revenue recognition criteria have been met.  Pursuant to the terms of these agreements, the Company has no further obligation with respect to the grant of the license.   Licensing revenues that are related to royalties are recognized as the royalties are earned over the related period.

Revenue Recognition. Revenue is recognized pursuant to applicable accounting standards including FASB ASC Topic 605 ("ASC 605"), Revenue Recognition. ASC 605 summarize certain points of the SEC staff's views in applying generally accepted accounting principles to revenue recognition in financial statements and provide guidance on revenue recognition issues in the absence of authoritative literature addressing a specific arrangement or a specific industry.

The Company's revenue recognition policy complies with the requirements of ASC 605.  Revenue is recognized when i) persuasive evidence of an arrangement exists, ii) delivery has occurred, iii) the sales price is fixed or determinable, iv) collection is probable and v) all obligations have been substantially performed pursuant to the terms of the arrangement. Revenues primarily consist of the sales and prototyping of Liquidmetal mold and bulk alloys, licensing and royalties for the use of the Liquidmetal brand and bulk Liquidmetal alloys.  Revenue is deferred and included in liabilities when the Company receives cash in advance for goods not yet delivered or if the licensing term has not begun.

Revenue Recognition, License Revenue
License revenue arrangements in general provide for the grant of certain intellectual property rights for patented technologies owned or controlled by the Company. These rights typically include the grant of an exclusive or non-exclusive right to manufacture and/or sell products covered by patented technologies owned or controlled by the Company.  The intellectual property rights granted may be perpetual in nature, extending until the expiration of the related patents, or can be granted for a defined period of time.

Licensing revenues that are one time fees upon the granting of the license are recognized when i) the license term begins in a manner consistent with the nature of the transaction and the earnings process, ii) when collectability is reasonably assured or upon receipt of an upfront fee, and iii) when all other revenue recognition criteria have been met.  Pursuant to the terms of these agreements, the Company has no further obligation with respect to the grant of the license.   Licensing revenues that are related to royalties are recognized as the royalties are earned over the related period.

Trade Accounts Receivable
Trade Accounts Receivable. The Company grants credit to its customers generally in the form of short-term trade accounts receivable. The creditworthiness of customers is evaluated prior to signing a contract with the customer.  As of December 31, 2011, three customers represented 67%, or $162, of the total outstanding trade accounts receivable.  As of December 31, 2010, there were no customer representing more than 10% of the total outstanding trade accounts receivable.

The allowance for doubtful accounts reflects management's best estimate of probable losses inherent in the trade accounts receivable.  Management primarily determines the allowance based on the aging of accounts receivable balances, historical write-off experience, customer concentrations, customer creditworthiness and current industry and economic trends.  The Company's provisions for uncollectible receivables are included in selling, marketing, general and administrative expense in the accompanying consolidated statements of operations and comprehensive loss.

Property, Plant and Equipment
Property, Plant and Equipment. Property, plant and equipment are stated at cost less accumulated depreciation and amortization. Additions and major renewals are capitalized. Repairs and maintenance are charged to expense as incurred. Upon disposal, the related cost and accumulated depreciation are removed from the accounts, with the resulting gain or loss included in operating income. Depreciation is provided principally on the straight-line method over the estimated useful lives of the assets, which range from one to five years.

Leased property meeting certain criteria is capitalized and the present value of the related lease payments is recorded as a liability. Amortization of capitalized leased assets is provided on the straight-line method over the estimated useful lives of the assets, which is five years.

Intangible Assets
Intangible Assets. Intangible assets consist of the costs incurred to purchase patent rights and costs incurred to internally develop patents and trademarks. Intangible assets are reported net of accumulated amortization. Patents and trademarks are amortized using the straight-line method over a period based on their contractual lives ranging from ten to seventeen years.

Impairment of Long-lived Assets
Impairment of Long-lived Assets. The Company reviews long-lived assets to be held and used in operations for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may be impaired. An impairment loss is recognized when the estimated fair value of the assets is less than the carrying value of the assets.  The Company recognized $0 and $966 during the years ended December 31, 2011 and 2010, respectively, for impairment of long-lived assets.

Fair Value of Financial Instruments
Fair Value of Financial Instruments

The estimated fair values of amounts reported in the consolidated financial statements have been determined using available market information and valuation methodologies, as applicable.  The fair value of cash and trade receivables approximate their carrying value due to their short maturities.  The fair value of non-current assets and liabilities approximate their carrying value unless otherwise stated.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Entities are required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value based upon the following fair value hierarchy:

Level 1 -	Quoted prices in active markets for identical assets or liabilities;

Level 2 -
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

Level 3 -	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company has one Level 2 financial instrument, warrants that are recorded at fair value on a periodic basis.  Warrants are evaluated under the hierarchy of FASB ASC Subtopic 480-10, FASB ASC Paragraph 815-25-1 and FASB ASC Subparagraph 815-10-15-74 addressing embedded derivatives. The fair value of such warrants is estimated using the Black-Scholes option pricing model. Any warrant liability is classified in accordance with the FASB Staff Position (FSP) No. 150-5, Issuer's Accounting under Statement No. 150 for Freestanding Warrants and Other Similar Instruments on Shares that are Redeemable ("FSP No. 150-5", now incorporated into and superseded by FASB ASC 480-10-25-9 and 25-13, Obligations to Repurchase Issuer's Equity Shares by Transferring Assets) (see Notes 7 and 9).

Fair Value of Financial Instruments. The estimated fair values of amounts reported in the consolidated financial statements have been determined using available market information and valuation methodologies, as applicable.  The fair value of cash and trade receivables approximate their carrying value due to their short maturities.  The fair value of non-current assets and liabilities approximate their carrying value unless otherwise stated.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Entities are required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value based upon the following fair value hierarchy:

Level 1 —	Quoted prices in active markets for identical assets or liabilities;

Level 2 —
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

Level 3 —	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company has one Level 2 financial instrument, warrant liabilities, that is recorded at fair value on a recurring basis periodically.  The fair value for the warrants as of December 31, 2011 and 2010 was $0 and $1,328, respectively.  The warrant liabilities were recorded at fair value based upon valuation models which utilize relevant factors such as expected life, volatility of the Company's stock prices, risk free interest and dividend rate (see Note 11).

Research and Development Expenses
Research and Development Expenses. Research and development expenses represent salaries, related benefits expense, expenses incurred for the design and testing of new processing methods and other expenses related to the research and development of Liquidmetal alloys. Development costs incurred in research and development activities are expensed as incurred.

Advertising and Promotion Expenses
Advertising and Promotion Expenses. Advertising and promotion expenses are expensed when incurred. Advertising and promotion expenses were $16 and $0.5, for the years ended December 31, 2011 and 2010, respectively.

Legal Costs		Legal Costs. Legal costs are expensed as incurred.
Stock-Based Compensation
Stock-Based Compensation.  The Company accounts for share-based compensation in accordance with the fair value recognition provisions of FASB ASC Topic 718, Share-based Payment, which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the consolidated financial statements based on their fair values. The fair value of stock options is calculated by using the Black-Scholes option pricing formula that requires estimates for expected volatility, expected dividends, the risk-free interest rate and the term of the option. If any of the assumptions used in the Black-Scholes model change significantly, share-based compensation expense may differ materially in the future from that recorded in the current period. See additional information related to share-based compensation in Note 13.

Income Taxes
Income Taxes. Income taxes are provided under the asset and liability method as required by FASB ASC Topic 740, Accounting for Income Taxes. Under this method, deferred income taxes are recognized for the tax consequences of "temporary differences" by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities. The effect of a tax rate change on deferred taxes is recognized in operations in the period that the change in the rate is enacted. Valuation allowances are established when necessary to reduce net deferred tax assets to the amount expected to be realized.

Under the provision of FASB ASC Topic 740, Income Taxes, the Company had no material unrecognized tax benefits and no adjustments to liabilities or operations were required. The Company may recognize interest and penalties related to uncertain tax positions in income tax expense. There was no expense related to interest and penalties for the year ended December 31, 2011.

Translation of Foreign Currency
Translation of Foreign Currency. The Company applies FASB ASC Topic 830, Foreign Currency, for translating foreign currency into US dollars in our consolidation of the financial statements.  Upon consolidation of the Company's foreign subsidiaries into the Company's consolidated financial statements, any balances with the subsidiaries denominated in the foreign currency are translated at the exchange rate at their spot rate or average rage for the period being reported. The financial statements of the Company's discontinued subsidiary, Liquidmetal Technologies, Korea ("LMTK"), have been translated based upon Korean Won as the functional currency.  LMTK's assets and liabilities were translated using the exchange rate at period end and income and expense items were translated at the average exchange rate for the periods reported. The resulting translation adjustment was included in other comprehensive income (loss) for the year ended December 31, 2010.

Earnings Per Share
Earnings Per Share. Basic earnings per share ("EPS") is computed by dividing earnings (losses) attributable to common shareholders by the weighted average number of common shares outstanding for the periods. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

Use of Estimates
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reported periods. Actual results could differ from those estimates. These management estimates are primarily related to impairment of long-lived assets, inventory valuation, product warranty, allowance for bad debt account balances, and warrant valuation.

Subsequent Events Policy
Subsequent Events.  In May 2009, the FASB issued a new accounting standard which established general accounting standards and disclosure for subsequent events.  In accordance with this standard, the Company evaluated subsequent events through the filing of its Annual Report on Form 10-K with the SEC.

Reclassification
Reclassification.  During the years ended December 31, 2010 and 2011, the Company had discontinued and deconsolidated operations of its subsidiaries and had reclassified the related items on its consolidated balance sheets and consolidated statements of operations and comprehensive income (loss) as of December 31, 2010 to conform to the current year presentation (see Note 14).

During the year ended December 31, 2010, the Company had presented the preferred units belonging to its discontinued subsidiary, Liquidmetal Technologies Coatings ("LMC") as additional paid in capital (see Note 12).  Subsequently, the Company determined that the amount related to the preferred units should have been included in non-controlling interest and had reclassified $1,920 from additional paid-in capital to non-controlling interest on its consolidated balance sheet and statement of shareholders' equity (deficit) as of December 31, 2010.

The Company reclassified $297 of dividends paid in the form of common stock to the holders of its Series A Preferred Stock from accumulated deficit to additional paid-in capital for the year ended December 30, 2010.

Recent Accounting Pronouncements
Recent Accounting Pronouncements.

In June 2011, the FASB, issued guidance regarding the presentation of comprehensive income. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. Instead, an entity will be required to present either a continuous statement of net income and other comprehensive income or in two separate but consecutive statements.  The updated guidance is effective on a retrospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The Company is currently evaluating the impact of this guidance on its financial statements and will adopt the guidance beginning on January 1, 2012.

In May 2011, the FASB issued additional guidance on fair value measurements that clarifies the application of existing guidance and disclosure requirements, changes certain fair value measurement principles and requires additional disclosures about fair value measurements. The updated guidance is effective on a prospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The Company is currently evaluating the impact of this guidance on its financial statements and will adopt the guidance beginning on January 1, 2012.

In April 2010, the FASB codified the consensus reached in Emerging Issues Task Force Issue No. 08-09, "Milestone Method of Revenue Recognition." FASB ASU No. 2010-17 "Revenue Recognition – Milestone Method (Topic 605)" provides guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research and development transactions. FASB ASU No. 2010 – 17 is effective on a prospective basis for milestones achieved after the adoption date. The Company's adoption of this guidance on January 1, 2011 did not have a significant impact on its consolidated financial statements.

Other recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA and the SEC did not or are not believed by management to have a material impact on the Company's present or future consolidated financial statements.

Restatement of Consolidated Financial Statements (10-K) (Tables)	12 Months Ended
Dec. 31, 2011
Restatement of Consolidated Financial Statements [Abstract]
Impact of financial adjustments on Company's previously reported consolidated balance sheet
The following table presents the impact of the financial adjustments on the Company's previously reported consolidated balance sheet for the year ended December 31, 2010:

	December 31,
	2010	2010
	(as previously reported and reclassified)	(as restated)

Current liabilities:
Warrant liabilities	$12,819	$1,328
Total current liabilities	26,942	15,451
Total liabilities	27,623	16,132

Shareholders' deficit:
Warrants (Note 3)	-	24,438
Accumulated deficit	(168,976)	(181,923)
Total Liquidmetal Technologies, Inc shareholders deficit	(22,146)	(10,654)

Impact of financial adjustments on Company's previously reported consolidated statement of operations
The following table presents the impact of the financial adjustments on the Company's previously reported consolidated statement of operations for the year ended December 31, 2010:

	December 31,
	2010	2010
	(as previously reported and reclassified)	(as restated)
Change in value of warrants, loss	(10,394)	(23,341)
Loss from continuing operations before income taxes	(2,017)	(14,963)
Loss from continuing operations	(2,017)	(14,964)
Net loss	(4,696)	(17,643)
Preferred stockholders dividends	-	(653)
Net (loss) available (attributable) to common stockholders	(4,696)	(18,296)
Basic income (loss) per share	(0.07)	(0.28)

Number of weighted average shares - basic	64,965	64,965

The following table presents the impact of the financial adjustments on the Company's previously reported condensed consolidated statements of operations for the quarters ended March 31, 2011 (unaudited), June 30, 2011 (unaudited) and September 30, 2011 (unaudited):

	For the three months ended		For the three months ended		For the three months ended
	September 30, 2011 (unaudited)		June 30, 2011 (unaudited)		March 31, 2011 (unaudited)
	(as previously reported and reclassified)	(as restated)	(as previously reported and reclassified)	(as restated)	(as previously reported and reclassified)	(as restated)

Change in value of warrants, gain (loss)	9,970	743	4,733	596	(7,816)	(11)
Income (loss) from continuing operations before income taxes	7,769	(1,458)	3,060	(1,077)	(8,770)	(965)
Income (loss) from continuing operations	7,769	(1,458)	3,060	(1,077)	(8,770)	(965)
Income (loss) from continuing operations before non-controlling interest	7,342	(1,885)	2,948	(1,189)	(9,199)	(1,394)
Net income (loss) attributable to Liquidmetal Technologies	7,317	(1,910)	2,929	(1,208)	(9,144)	(1,339)

Basic income (loss) per share	$0.06	$(0.01)	$0.03	$(0.01)	$(0.09)	$(0.01)
Diluted income (loss) per share	$0.04	$(0.01)	$0.02	$(0.01)	$(0.09)	$(0.01)
Number of weighted average shares - basic and diluted	129,766	129,766	116,353	116,353	93,695	93,695

Trade accounts receivable (10-K) (Tables)	12 Months Ended
Dec. 31, 2011
Trade accounts receivable [Abstract]
Trade accounts receivable
Trade accounts receivable from continuing operations were comprised of the following:

	December 31,
	2011	2010
Trade accounts receivable	$241	$49
Less: Allowance for doubtful accounts	-	-
Trade accounts receivable, net	$241	$49

Property, Plant and Equipment (10-K) (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Property, plant and equipment consist of the following:

	December 31,
	2011	2010

Machinery and equipment	$1,098	$1,111
Computer equipment	70	734
Office equipment, furnishings, and improvements	187	142
Total	1,355	1,987
Accumulated depreciation	(1,193)	(1,950)
Total property, plant and equipment, net	$162	$37

Patents and trademarks, net (10-K) (Tables)	12 Months Ended
Dec. 31, 2011
Patents and Trademarks, net (10-K) [Abstract]
Schedule of Patents and Trademarks
Patents and trademarks consist of the following:

	December 31,
	2011	2010

Purchased and licensed patent rights	$566	$566
Internally developed patents	1,664	1,664
Trademarks	91	91
Total	2,321	2,321
Accumulated amortization	$(1,353)	$(1,216)
Total intangible assets, net	$968	$1,105

Schedule of estimated future amortization expense
Amortization expense was $137 and $140 for the years ended December 31, 2011 and 2010, respectively.  The estimated aggregate amortization expense for each of the five succeeding years is as follows:

December 31,	Aggregate Amortization Expense
2012	$127
2013	113
2014	98
2015	94
2016	91
Thereafter	445

Accumulated amortization
Accumulated amortization for the years ended December 31, 2011 and 2010 is as follows:

	December 31,
	2011	2010

Purchased and licensed patent rights	$(424)	$(392)
Internally developed patents	(847)	(752)
Trademarks	(82)	(72)
Total	$(1,353)	$(1,216)

Weighted average amortization period
The weighted average amortization periods for the years ended December 31, 2011 and 2010 is as follows

	December 31,
	2011	2010

Purchased and licensed patent rights	17	17
Internally developed patents	17	17
Trademarks	10	10

Warrant Liabilities (10-K) (Tables)	12 Months Ended
Dec. 31, 2011
Warrant Liabilities (10-K) [Abstract]
Summary of assumptions used in the fair value of warrants outstanding
The fair value of warrants outstanding for the following periods was computed using the Black-Scholes model under the following assumptions:

	December 31,
	2011	2010
Expected life in years	0.01	0.38 - 1.01
Volatility	82%	150%
Risk-free interest rate	0.01%	0.19% - 0.29%
Dividend rate	0	0

Summary of outstanding warrants to acquire shares of the Company's common stock
As of December 31, 2011, outstanding warrants to acquire shares of the Company's common stock are as follows:

Number of Shares	Exercise Price	Expiration Date

259,073	0.48	January 3, 2012
3,091,381	0.49	January 3, 2012
1,324,689	0.59	January 3, 2012
208,334	0.48	July 15, 2015
39,824,499	0.49	July 15, 2015
44,707,976

Stock Compensation Plan (10-K) (Tables)	12 Months Ended
Dec. 31, 2011
Stock Compensation Plan (10-K) [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each option grant is estimated on the date of the grant using the Black-Scholes option-pricing model with the assumptions noted in the following table.

	December 31,
	2011	2010

Expected volatility	133.02% - 136.30%	105%
Expected dividends	-	-
Expected term (in years)	6.50	6.00
Risk-free rate	2.56% - 2.87%	3.08%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes the Company's stock option transactions for the years ended December 31, 2011 and 2010:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
				(in thousands)
Options outstanding at December 31, 2009	5,166,385	2.26
Granted	3,080,000	0.12
Exercised	-	-
Forfeited	(77,000)	0.25
Expired	(1,696,422)	4.54
Options outstanding at December 31, 2010	6,472,963	0.67
Granted	40,000	0.55
Exercised	(102,000)	0.12
Forfeited	(400,000)	0.50
Expired	(1,331,156)	1.64
Options outstanding at December 31, 2011	4,679,807	$0.42	6.9	$56
Options exercisable at December 31, 2011	2,160,907	$0.72	5.3	$15
Options vested or expected to vest at December 31, 2011	3,576,610	$0.50	6.5	$38

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes the Company's stock options outstanding and exercisable by ranges of option prices as of December 31, 2011:

Options Outstanding				Options Exercisable
Range of Exercise Prices	Numbers of options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

$0.00 - $ 3.00	4,664,000	6.95	$0.39	2,145,100	5.27	$0.67
3.01 - 6.00	10,000	1.33	4.57	10,000	1.33	4.57
6.01 - 9.00	-	-	-	-	-	-
9.01 - 12.00	-	-	-	-	-	-
12.01 - 15.00	5,807	0.26	15.00	5,807	0.26	15.00

Total	4,679,807			2,160,907

Discontinued Operations and Long-Lived Assets to be Disposed Of (10-K) (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Long-Lived Assets to be Disposed Of [Abstract]
Summary operating results and assets and liabilities included in net liabilities of of discontinued operations
Summarized operating results of LMC's discontinued operations are as follows:

	December 31,
	2011	2010
Revenue	$9,732	$9,794
Gain on disposal of subsidiary, net	11,227	-
Loss from discontinued operations	(335)	(55)

As of December 31, 2010, the assets and liabilities of LMC are included in net liabilities of discontinued operations in the accompanying consolidated balance sheets and consist of the following:

December 31,
2010
Assets
Accounts receivable	$1,682
Inventories	1,009
Prepaid expenses and other current assets	392
Property, plant and equipment, net	759
Intangibles	16
Other assets	120
Total	$3,978

December 31,
2010
Liabilities
Accounts payable	$(1,423)
Accrued liabilities	(2,415)
Short-term debt	(480)
Long-term debt, net of discounts	(7,962)
Total	$(12,280)

Summarized operating results of AMM's discontinued operations are as follows:

	December 31,
	2011	2010
Revenue	$200	$-
Gain on disposal of subsidiary, net	370	-
Loss from discontinued operations, net	(370)	-

Summarized operating results of LMTK's discontinued operations are as follows:

	December 31,
	2011	2010
Revenue	$-	$3
Gain on disposal of subsidiary, net	512	-
Loss from discontinued operations	(58)	(2,623)

The assets and liabilities of LMTK are included in net assets of discontinued operations in the accompanying consolidated balance sheets and consist of the following:

December 31,
2010
Assets
Restricted cash	$46
Inventories	86
Prepaid expenses and other current assets	375
Property, plant and equipment, net	3,288
Other assets	49
Total assets of LMTK	$3,844

Liabilities
Accounts payable	$(2,404)
Accrued liabilities	(702)
Total liabilities of LMTK	$(3,106)

Income Taxes (10-K) (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Components of deferred tax assets
Significant components of deferred tax assets are as follows:

	Years Ended December 31,
	2011	2010
Loss carry forwards	$55,998	$46,089

Other	606	701
Total deferred tax asset	56,604	46,790

Valuation allowance	(56,604)	(46,790)
Total deferred tax asset, net	$--	$--

Schedule of effective income tax rate reconciliation
The following table accounts for the differences between the expected federal tax benefit (based on the statutory U.S. federal income tax rate of 34%) and the actual tax provision:

	Years Ended December 31,
	2011	2010

Expected federal tax benefit	(34)%	(34)%
Permanet Items	8.9%	26.3%
Net operating loss utilized or expired	3.6%	5.5%
Increase (decrease) in valuation allowance and others	21.6%	2.3%
Total tax provision	0%	0%

Income (Loss) Per Common Share (10-K) (Tables)	12 Months Ended
Dec. 31, 2011
Loss Per Common Share [Abstract]
Amounts attributable to Liquidmetal Technologies, Inc. common shareholders
During the year ended December 31, 2010, the Company recorded $653 as dividend accrual for the Series A Preferred Stock (see Note 12).  As a result, basic net loss per share for the year ended December 31, 2010 is calculated by dividing the net loss attributable common shareholders shown below by the weighted average share of common stock during the period as follows:

	Years Ended December 31,
	2011	2010
Amounts attributable to Liquidmetal Technologies, Inc. common shareholders

Net income (loss)	6,155	(17,643)
Preferred stockholders dividends	-	(653)
Net income (loss) available (attributable) to common stockholders	6,155	(18,296)

Basic income (loss) per share	0.05	(0.28)

Diluted income (loss) per share	0.04	(0.28)

Number of weighted average shares - basic	118,523,228	64,965,375
Number of weighted average shares - diluted	163,292,496	64,965,375

Basic and diluted net loss per common share
Basic and diluted net loss per common share was the same for the year ended December 31, 2010, as the impact of all potentially dilutive securities outstanding was anti-dilutive.  The following were outstanding at December 31, 2011 and were included in the computation of diluted EPS for the year ended December 31, 2011.

	For the Years Ended December 31,
	2011	2010

Weighted average basic shares	118,523,228	64,965,375
Effect of dilutive securities:
Stock options ("in the money")	2,203,443	-
Warrants ("in the money")	-	-
Conversion of preferred stocks and dividends	42,565,825	-

Weighted average diluted shares	163,292,496	64,965,375

Commitments and Contingencies (10-K) (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies (10-K) [Abstract]
Future minimum operating lease payments
The Company leases its offices and warehouse facilities under various lease agreements, certain of which are subject to escalations based upon increases in specified operating expenses or increases in the Consumer Price Index. As of December 31, 2011 and 2010, the Company has recorded $22 and $0, respectively, of deferred rent expenses.  Future minimum lease payments under non-cancelable operating leases during subsequent years are as follows:

December 31,	Minimum Payments

2012	$192
2013	197
2014	221
2015	227
2016	77
Total	$914

Description of Business (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Description of Business [Abstract]
Percentages of stronger than zirconium-titanium Liquidmetal alloys	250.00%	250.00%

Significant Transactions (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended					12 Months Ended			6 Months Ended									6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended		12 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 AMM [Member]	Dec. 31, 2011 AMM [Member]	Jun. 30, 2012 Liquidmetal Coatings, LLC [Member]	Dec. 31, 2011 Liquidmetal Coatings, LLC [Member]	Jun. 30, 2012 Liquidmetal Coatings, LLC [Member] Before Contract Termination [Member]	Dec. 31, 2011 Liquidmetal Coatings, LLC [Member] Before Contract Termination [Member]	Jun. 30, 2012 Liquidmetal Coatings, LLC [Member] After Contract Termination [Member]	Dec. 31, 2011 Liquidmetal Coatings, LLC [Member] After Contract Termination [Member]	Dec. 31, 2011 LMTK Holdings [Member]	Dec. 31, 2010 LMTK Holdings [Member]	Apr. 06, 2011 SAGA, SpA [Member]	Jun. 30, 2012 Convertible Notes Payable [Member]	Jun. 30, 2012 Unsecured bridge promissory note [Member]	Apr. 25, 2012 Unsecured bridge promissory note [Member]	Mar. 31, 2012 Unsecured bridge promissory note [Member]	Mar. 28, 2012 Unsecured bridge promissory note [Member]	Feb. 27, 2012 Unsecured bridge promissory note [Member]	Jan. 17, 2012 Unsecured bridge promissory note [Member]	Oct. 10, 2011 Unsecured bridge promissory note [Member]	Oct. 10, 2011 Promissory Note Due August 5, 2012 [Member]	Jun. 30, 2012 Promissory Note Due August 5, 2012 [Member] AMM [Member]	Dec. 31, 2011 Promissory Note Due August 5, 2012 [Member] AMM [Member]	Oct. 31, 2011 SAGA Promissory Note [Member]	Jun. 30, 2012 SAGA Promissory Note [Member]	Dec. 31, 2011 SAGA Promissory Note [Member]	Oct. 10, 2011 SAGA Promissory Note [Member]	Dec. 31, 2010 SAGA Promissory Note [Member] SAGA, SpA [Member]	Jun. 30, 2012 Private Placement [Member] Convertible Notes Payable [Member]	Jun. 30, 2012 Private Placement [Member] Convertible Notes Payable [Member] Warrant [Member]	Jun. 30, 2012 Visser MTA Agreement [Member]	Jun. 30, 2012 Visser MTA Agreement [Member] Warrant [Member]	Jun. 30, 2012 Visser MTA Agreement [Member] Secured Convertible Promissory [Member]
Debt Instrument [Line Items]
Notes principal amount																			$ 1,050,000	$ 300,000	$ 750,000	$ 350,000	$ 200,000	$ 200,000		$ 1,712,000				$ 1,712,000		$ 1,712,000		$ 12,000,000				$ 2,000,000
Notes maturity date																		Sep 1, 2013									Aug 5, 2012		Oct 10, 2012	Oct 10, 2012	Oct 10, 2012			Sep 1, 2013
Allegation description																																	SAGA, SpA in Padova, Italy ("SAGA"), a specialist parts manufacturer, filed a litigation case against the Company claiming damages of $3.2 million for payment on an alleged loan and for alleged breach of contract in connection with the formation of joint venture agreement called Liquidmetal SAGA Italy, Srl ("LSI").
Note issuance date																																		Jul 2, 2012
Note convertible conversion price (in dollars per share)																																		$ 0.352				$ 0.22
Interest rate on notes, stated percentage (in hundredths)																			8.00%						8.00%		8.00%	8.00%		8.00%		8.00%		8.00%				6.00%
Note payment terms																																		The notes will bear interest at 8% per annum and be payable in twelve equal monthly installments of principal and interest beginning on October 1, 2012. Each monthly installment payment may be made in cash, shares of the Company's common stock, or a combination thereof. If paid in shares, such shares will be valued at the lower of (i) the then applicable conversion price or (ii) a price that is 87.5% of the arithmetic average of the ten (or in some cases fewer) lowest weighted average prices of the Company's common stock during the twenty trading day period ending two trading days before the payment date or the date on which we elect to pay in shares, whichever is lower (the "Measurement Period"). The Company's ability to make such payments with shares of the Company's common stock will be subject to certain conditions including i) a minimum of $250 in average daily trading volume during the Measurement Period, ii) a minimum of $150 in daily trading volume during each day during the Measurement Period, with certain exceptions, and iii) the effectiveness of a resale registration statement with respect to the shares.
Notes arithmetic average percentage (in hundredths)																																		87.50%
Note date of first required payment																																		Oct 1, 2012
Minimum average daily trading volume during measurement period																																		250
Minimum average daily trading volume during measurement period including exception																																		150,000
Common stock, issued (in shares)	191,852,906		191,852,906		134,467,554	93,695,375																													18,750,000	30,000,000	15,000,000
Warrants exercise price (in dollars per share)																																			$ 0.384		$ 0.22
Arithmetic average of lowest weighted average prices of common stock (in hundredths)																																			87.50%
Trading days																																			20 days
Trading day preceding reset date																																			2 days
Warrants expiration date																																			Jul 2, 2017		Jun 1, 2017
Common stock per share (in dollars per share)																																				$ 0.1
Proceeds from issuance of common stocks			3,000,000	0			720,000	720,000		3,000,000					100,000	100,000											200,000	200,000								3,000,000
Conversion price (in dollars per share)																																		$ 0.352				$ 0.22
Issue price (in dollars per share)																																				$ 0.31
Advances																																						1,000,000
Additional advances																																						1,000,000
Manufacturing contract costs (in dollars per share)																																				$ 0.21
Operating Expenses	7,518,000	1,711,000	8,663,000	3,061,000	7,076,000	8,430,000																														6,300,000
Warrants fair value																																					4,260,000
Expected life in years (in years)					4 days																																5 years
Volatility (in hundredths)					82.00%	150.00%																															151.00%
Risk-free interest rate (in hundredths)					1.00%																																0.65%
Dividend rate (in hundredths)					0.00%	0.00%																															0.00%
Expenses related to warrant liability																																					174,000
Deferred finance costs																																						1,355,000
Stock issuance costs																																						2,905,000
Aggregate purchase price									3,000,000
Equity method investment, ownership percentage (in hundredths)											72.86%	72.86%	0.67%	0.67%
Repayments of promissory note																														1,743,000
Consideration paid to SAGA																	$ 2,800,000
Restricted Shares Issued For Legal Settlement (in shares)																	4,496,429
Trailing day																	30 days

Liquidity and Going Concern Issues (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended			6 Months Ended							6 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Senior convertible notes [Member]	Jun. 30, 2012 Subsequent Event [Member]	Mar. 31, 2012 Subsequent Event [Member]	Mar. 28, 2012 Subsequent Event [Member]	Feb. 27, 2012 Subsequent Event [Member]	Jan. 17, 2012 Subsequent Event [Member]	Jun. 30, 2012 Subsequent Event [Member] Senior convertible notes [Member]	Jun. 30, 2012 SAGA Promissory Note [Member]	Oct. 10, 2011 SAGA Promissory Note [Member]	Jun. 30, 2012 SAGA Promissory Note [Member] Subsequent Event [Member]	Jun. 30, 2012 Visser [Member]	Jun. 01, 2012 Visser [Member]
Liquidity [Line Items]
Cash provided by (used in) operations	$ 1,636	$ (6,541)	$ (7,071)	$ (12,291)
Cash used in investing activities	3	44	178	38
Cash provided by financing activities	3,038	(8,731)	(10,350)	(7,298)												3,038
Cash - source of liquidity	1,521	2,838	122	5,072	64
Promissory note principle amount								750	350	200	200	12,000		1,712
Maturity date of promissory note						Sep 1, 2013							Oct 10, 2012
Repayments of promissory note							1,743								1,743
Common stock, issued (in shares)	191,852,906		134,467,554	93,695,375													30,000,000
Share Price																	$ 0.1
Proceeds from Issuance of Common Stock	$ 187		$ 130	$ 88													$ 3,000

Patents and Trademarks, net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Patents and Trademarks, net [Abstract]
Patents and trademarks	$ 933		$ 933		$ 968	$ 1,105
Amortization expense of patents and trademarks	$ 32	$ 34	$ 70	$ 68	$ 137	$ 140

Short Term Debt (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2011 SAGA Promissory Note [Member]	Jun. 30, 2012 SAGA Promissory Note [Member]	Jun. 30, 2012 SAGA Promissory Note [Member]	Dec. 31, 2011 SAGA Promissory Note [Member]	Oct. 10, 2011 SAGA Promissory Note [Member]	Jun. 30, 2012 Unsecured Bridge Promissory Note [Member]	Jun. 30, 2012 Unsecured Bridge Promissory Note [Member]	Apr. 25, 2012 Unsecured Bridge Promissory Note [Member]	Mar. 31, 2012 Unsecured Bridge Promissory Note [Member]	Mar. 28, 2012 Unsecured Bridge Promissory Note [Member]	Feb. 27, 2012 Unsecured Bridge Promissory Note [Member]	Jan. 17, 2012 Unsecured Bridge Promissory Note [Member]	Oct. 10, 2011 Unsecured Bridge Promissory Note [Member]
Short-term Debt [Line Items]
Promissory note principle amount								$ 1,712,000	$ 1,712,000		$ 1,712,000	$ 1,050,000	$ 1,050,000	$ 300,000	$ 750,000	$ 350,000	$ 200,000	$ 200,000
Maturity date							Oct 10, 2012		Oct 10, 2012	Oct 10, 2012
Interest rate of promissory note (in hundredths)								8.00%	8.00%		8.00%	8.00%	8.00%						8.00%
Interest expense	(22,000)	16,000	18,000	31,000	90,000	4,018,000		34,000	(34,000)	30		13,000	18,000
Repayments of promissory note									$ 1,743,000

Warrant Liabilities (Details) (USD $)	12 Months Ended				12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Nov. 02, 2010	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Jun. 30, 2012 Warrant [Member]	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Jun. 30, 2012 Warrants valued as liability [Member]	Jun. 30, 2012 Warrants valued as liability [Member]	Dec. 31, 2011 Warrants valued as liability [Member]	Dec. 31, 2010 Warrants valued as liability [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding				47,232,459				44,779,557	44,779,557	44,707,976	47,232,459	15,000,000	15,000,000	4,675,143	7,199,626
Warrant liabilities	$ 0	$ 1,328,000	$ 4,434,000									$ 4,434,000	$ 4,434,000	$ 0
Warrants issued	47,232,459											15,000,000	15,000,000
Warrants, Exercise Price					$ 1.75	$ 0.48							$ 0.22
Gain in value of warrants	1,328,000									4,675,143
Loss In Value Of Warrants		$ 23,341,000						$ 174	$ 174
Fair value of warrants outstanding under the following assumptions
Expected life in years (in years)	4 days				1 year 4 days		4 months 17 days
Volatility (in hundredths)	82.00%	150.00%
Risk-free interest rate (in hundredths)	1.00%				29.00%		19.00%
Dividend rate (in hundredths)	0.00%	0.00%

Other Long-term Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Long-term Liabilities [Abstract]
Other long-term liabilities	$ 856	$ 609	$ 681
Period for outstanding liability	5 years	5 years

Stock Compensation Plan (Details)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Compensation Plan [Abstract]
Stock options grants outstanding (in shares)	4,171,800	4,679,807	6,472,963	5,166,385

Shareholders Equity (Deficit) (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Convertible series A1 Preferred Stock [Member]	Dec. 31, 2011 Convertible series A1 Preferred Stock [Member]	Dec. 31, 2010 Convertible series A1 Preferred Stock [Member]	Dec. 31, 2009 Convertible series A1 Preferred Stock [Member]	Oct. 31, 2009 Convertible series A1 Preferred Stock [Member]	May 01, 2009 Convertible series A1 Preferred Stock [Member]	Dec. 31, 2011 Convertible series A2 Preferred Stock [Member]	Dec. 31, 2010 Convertible series A2 Preferred Stock [Member]	Jun. 30, 2012 Convertible series A2 Preferred Stock [Member]	Dec. 31, 2009 Convertible series A2 Preferred Stock [Member]	May 01, 2009 Convertible series A2 Preferred Stock [Member]	Jun. 30, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Nov. 02, 2010 Series A Preferred Stock [Member]	May 01, 2009 Series A Preferred Stock [Member]	Jun. 30, 2012 Common Stock [Member]	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2009 Warrant [Member]	Oct. 31, 2009 Warrant [Member]	Dec. 31, 2011 SAGA [Member] Common Stock [Member]	Jun. 30, 2012 Visser MTA Agreement [Member]	Jun. 30, 2012 Visser MTA Agreement [Member] Common Stock [Member]
Class of Stock [Line Items]
Common stock, issued (in shares)	191,852,906	134,467,554	93,695,375																						4,496,429		30,000,000
Manufacturing component																										$ 0
Startup cost expense																										6,300
Difference between the Company's Stock price																										$ 0.21
Stock price at the time of agreement																										$ 0.31
Sale of stock, price per share																										$ 0.1
Preferred stock, issued (in shares)	506,936	1,299,151	2,171,760				500,000	180,000	500,000				2,625,000	2,625,000
Issue price (in dollars per share)							$ 5		$ 5				$ 5	$ 5
Convertible preferred stock conversion price (in dollars per share)				$ 0.1	$ 0.1		$ 0.1					$ 0.22						$ 1
Number of securities called by warrants issued (in shares)								4,500,000										42,329,407					42,329,407	4,500,000
Exercise price of securities called by warrants issued (in dollars per share)								$ 0.5										$ 0.5					$ 0.5	$ 0.5
Adjusted exercise price of securities called by warrants issued (in dollars per share)								$ 0.49										$ 0.49					$ 0.49	$ 0.49
Preferred stock accrued cumulative dividends, annual rate (in hundredths)				8.00%	8.00%
In-kind dividends converted in shares of common stock (in shares)					0.1					0.22
Accrued dividends	222,000	571,000	1,063,000												222,000	571,000
Requisite holders of preferred stock for consent agreement (in hundredths)					0.6666
Convertible preferred stock, increased conversion factor (in hundredths)					108.00%												108.00%
Preferred stock, outstanding (in shares)	506,936	1,299,151	2,171,760	105,231	246,371	658,614				1,052,780	1,513,146	401,705
Number of preferred stock shares converted (in shares)					412,234	21,386				460,366	990,517				792,215
Number of common stock shares issued upon conversion of preferred stock (in shares)																			25,669,752
Number of warrants held by the holders	47,232,459																			40,032,833
Company reclassified from warrant liabilities																						24,438
Warrants classified as equity																				$ 18,179
Warrants that were Exercised																				10,253,276
Warrants to purchase shares																				29,779,557	40,032,833

Discontinued Operations and Long-Lived Assets to be Disposed of (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Aug. 31, 2011 Advanced Metals Materials [Member]	Dec. 31, 2011 Advanced Metals Materials [Member]	Dec. 31, 2010 Advanced Metals Materials [Member]	Jun. 30, 2012 Advanced Metals Materials [Member]	Aug. 05, 2011 Advanced Metals Materials [Member]	Dec. 31, 2011 Liquidmetal Technologies Korea [Member]	Dec. 31, 2010 Liquidmetal Technologies Korea [Member]	Dec. 01, 2011 Liquidmetal Technologies Korea [Member]	Dec. 31, 2011 Liquidmetal Coatings LLC [Member]	Dec. 31, 2010 Liquidmetal Coatings LLC [Member]	Jun. 30, 2012 Liquidmetal Coatings LLC [Member]	Dec. 20, 2011 Liquidmetal Coatings LLC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate purchase price of investors													$ 100				$ 3,000,000
Consideration received on sale of stock						720,000
Promissory note receivable			200,000	0	200,000		200,000		200,000	200,000
Interest rate on promissory note receivable (in hundredths)						8.00%
Loss from operations of discontinued operations, net of taxes	112,000	541,000					(370,000)	0			(58,000)	(2,623,000)		(335,000)	(55,000)
Equity method investment, ownership percentage (in hundredths)																72.86%
Reduction equity method investment ownership percentage (in hundredths)																0.67%
Operating results of discontinued operations
Revenue							200,000	0			0	3,000		9,732,000	9,794,000
Gain on disposal of subsidiary, net			12,109,000	0			370,000	0			512,000	0		11,227,000	0
Loss from operations of discontinued operations, net of taxes	112,000	541,000					(370,000)	0			(58,000)	(2,623,000)		(335,000)	(55,000)
ASSETS OF LMTK
Restricted cash												46,000
Prepaid expenses and other current assets												375,000			392,000
Property, plant and equipment, net												3,288,000			759,000
Other assets												49,000			120,000
Total of long-lived assets to be disposed												$ 3,844,000			$ 3,978,000

Loss Per Common Share (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Number of shares of common stock issuable upon conversion (in shares)	16,896,073	5,944,642	42,565,825	0
Maximum [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Preferred stock conversion price per share (in dollars per share)	0.22	0.22
Minimum [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Preferred stock conversion price per share (in dollars per share)	0.1	0.1
Stock Option [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Number of share not included in the computation of diluted EPS (in shares)	4,171,800	6,545,963
Stock Option [Member] | Maximum [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common stock prices range (in dollars per share)	15	15
Stock Option [Member] | Minimum [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common stock prices range (in dollars per share)	0.09	0.09
Warrant [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Number of share not included in the computation of diluted EPS (in shares)	44,779,557	44,707,976
Warrant [Member] | Maximum [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common stock prices range (in dollars per share)	0.49	0.59
Warrant [Member] | Minimum [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common stock prices range (in dollars per share)	0.22	0.48

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies [Abstract]
Rent expense	$ 50	$ 68	$ 98	$ 125	$ 225	$ 262

Related Party Transactions (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended				12 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended								6 Months Ended	1 Months Ended	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Subordinated Notes [Member]	Dec. 31, 2009 New Senior Secured Convertible Notes [Member]	Dec. 31, 2011 Convertible series A1 Preferred Stock [Member]	Dec. 31, 2010 Convertible series A1 Preferred Stock [Member]	Dec. 31, 2009 Convertible series A1 Preferred Stock [Member]	Jun. 30, 2012 Convertible series A1 Preferred Stock [Member]	Oct. 31, 2009 Convertible series A1 Preferred Stock [Member]	Jun. 30, 2012 Former Chairman [Member]	Jun. 30, 2011 Former Chairman [Member]	Jun. 30, 2012 Former Chairman [Member]	Jun. 30, 2011 Former Chairman [Member]	Dec. 31, 2011 Former Chairman [Member]	Dec. 31, 2010 Former Chairman [Member]	Dec. 31, 2009 Former Chairman [Member] Convertible series A1 Preferred Stock [Member]	Aug. 31, 2011 Innovative Materials Group [Member]	Jun. 30, 2012 Innovative Materials Group [Member]	Jun. 30, 2012 Innovative Materials Group [Member]	Dec. 31, 2011 Innovative Materials Group [Member]	Aug. 05, 2011 Innovative Materials Group [Member]	Oct. 14, 2010 Innovative Materials Group [Member]	Dec. 31, 2009 Management [Member]	Dec. 31, 2011 Management [Member]	Dec. 31, 2009 Management [Member] Convertible series A1 Preferred Stock [Member]	Dec. 31, 2011 President and Chief Executive Officer [Member]	Dec. 31, 2009 President and Chief Executive Officer [Member] Convertible series A1 Preferred Stock [Member]	Dec. 31, 2011 Vice President and Director [Member]	Dec. 31, 2009 Vice President and Director [Member] Convertible series A1 Preferred Stock [Member]	Dec. 31, 2009 Carlyle Entities [Member] Convertible series A1 Preferred Stock [Member]	Dec. 31, 2011 Chairman of Carlyle Entities- Mr. Mahamedi [Member]	Dec. 31, 2009 Chairman of Carlyle Entities- Mr. Mahamedi [Member]	Jun. 30, 2012 LLPG Inc - Mr Chitayat [Member]	Feb. 29, 2012 Chief Financial Officer [Member] Convertible series A1 Preferred Stock [Member]	Jun. 30, 2012 Visser Precision Cast LLC [Member]
Related Party Transaction [Line Items]
Amount paid for consulting services												$ 60		$ 128	$ 210	$ 102
Deposit received to purchase machinery and equipment																							520
Consideration received on sale of stock																		720
Promissory note receivable	200	200	0																			200
Interest rate on promissory note receivable (in hundredths)																		8.00%
Royalty revenue																			6	19	19
Legal fees											0		2		154	0
Accrued additional legal fees															27										18
Shares issued (in shares)		4,496,429						100,000																		100,000
Number of securities called by warrants issued (in shares)										4,500,000														2,500,000
Proceeds from issuance of preferred stock and warrants																								495
Convertible preferred stock conversion price (in dollars per share)						$ 0.1		$ 0.1	$ 0.1																	$ 0.1
Exercise price of securities called by warrants issued (in dollars per share)										$ 0.5														$ 0.49
Convertible preferred stock number of shares converted (in shares)						412,234	21,386										19,000											20,000		50,000					10,000
Common stock issued on conversion of convertible securities (in shares)																	1,074,154											1,130,688		2,826,720					565,344
Interest rate on notes, stated percentage (in hundredths)				8.00%	8.00%
Preferred stock issued to investors	$ 6,395	$ 2,800																													$ 2,500
Percentage of beneficial ownership held in the entity															5%												greater-than-5%		greater-than-5%			greater-than-5%	greater-than-5%	greater-than-5%		greater-than-5%

Subsequent Events (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Convertible Notes Payable [Member]	Jun. 30, 2012 Convertible Notes Payable [Member] Private Placement [Member]	Jun. 30, 2012 Convertible Notes Payable [Member] Private Placement [Member] Warrant [Member]	Jun. 30, 2012 Subsequent Event [Member]	Mar. 31, 2012 Subsequent Event [Member]	Mar. 28, 2012 Subsequent Event [Member]	Feb. 27, 2012 Subsequent Event [Member]	Jan. 17, 2012 Subsequent Event [Member]	Jun. 30, 2012 Subsequent Event [Member] Convertible Notes Payable [Member]	Jun. 30, 2012 Subsequent Event [Member] Convertible Notes Payable [Member] Private Placement [Member]	Jun. 30, 2012 Subsequent Event [Member] Convertible Notes Payable [Member] Private Placement [Member] Warrant [Member]
Subsequent Event [Line Items]
Notes principal amount					$ 12,000,000			$ 750,000	$ 350,000	$ 200,000	$ 200,000	$ 12,000,000	$ 12,000,000
Notes maturity date				Sep 1, 2013	Sep 1, 2013								Sep 1, 2013
Note issuance date					Jul 2, 2012								Jul 2, 2012
Note convertible conversion price (in dollars per share)					$ 0.352								$ 0.352
Note interest rate (in hundredths)					8.00%								8.00%
Note payment terms					The notes will bear interest at 8% per annum and be payable in twelve equal monthly installments of principal and interest beginning on October 1, 2012. Each monthly installment payment may be made in cash, shares of the Company's common stock, or a combination thereof. If paid in shares, such shares will be valued at the lower of (i) the then applicable conversion price or (ii) a price that is 87.5% of the arithmetic average of the ten (or in some cases fewer) lowest weighted average prices of the Company's common stock during the twenty trading day period ending two trading days before the payment date or the date on which we elect to pay in shares, whichever is lower (the "Measurement Period"). The Company's ability to make such payments with shares of the Company's common stock will be subject to certain conditions including i) a minimum of $250 in average daily trading volume during the Measurement Period, ii) a minimum of $150 in daily trading volume during each day during the Measurement Period, with certain exceptions, and iii) the effectiveness of a resale registration statement with respect to the shares.								The notes will bear interest at 8% per annum and be payable in twelve equal monthly installments of principal and interest beginning on October 1, 2012. Each monthly installment payment may be made in cash, shares of the Company's common stock, or a combination thereof. If paid in shares, such shares will be valued at the lower of (i) the then applicable conversion price or (ii) a price that is 87.5% of the arithmetic average of the ten (or in some cases fewer) lowest weighted average prices of the Company's common stock during the twenty trading day period ending two trading days before the payment date or the date on which we elect to pay in shares, whichever is lower (the "Measurement Period"). The Company's ability to make such payments with shares of the Company's common stock will be subject to certain conditions including i) a minimum of $250 in average daily trading volume during the Measurement Period, ii) a minimum of $150 in daily trading volume during each day during the Measurement Period, with certain exceptions, and iii) the effectiveness of a resale registration statement with respect to the shares.
Note date of first required payment					Oct 1, 2012								Oct 1, 2012
Notes arithmetic average percentage (in hundredths)					87.50%								87.50%
Minimum average daily trading volume during measurement period					250								250,000
Minimum average daily trading volume during measurement period including exception					150,000								150,000
Warrants issued (in shares)	191,852,906	134,467,554	93,695,375			18,750,000								18,750,000
Warrants exercise price (in dollars per share)						$ 0.384								$ 0.384
Arithmetic average of lowest weighted average prices of common stock (in hundredths)						87.50%								87.50%
Trading days						20 days								20 days
Trading day preceding reset date						2 days								2 days
Investment Warrants Expiration Date						Jul 2, 2017								Jul 2, 2017
Repayment of promissory note							$ 1,743,000

Description of Business (10-K) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Description of Business (10-K) [Abstract]
Percentages of stronger than zirconium-titanium Liquidmetal alloys	250.00%	250.00%

Restatement of Consolidated Financial Statements (10-K) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Nov. 02, 2010
Restatement of Consolidated Financial Statements [Abstract]
Number of warrants held by holders who signed the Consent Agreement (in shares)							40,032,833
Total number of warrants as of date of Amended Designation (in shares)									47,232,459
Impact of the dividend accrual on basic loss per share (in dollars per share)								$ 0.01
Current liabilities:
Warrant liabilities							$ 0	$ 1,328
Total current liabilities	2,951				2,951		3,610	15,451
Total liabilities	8,241				8,241		4,219	16,132
Shareholders' deficit:
Warrants (Note 3)	18,179				18,179		24,438	24,438
Accumulated deficit	(185,835)				(185,835)		(175,859)	(181,923)
Total Liquidmetal Technologies, Inc shareholders deficit							(2,226)	(10,654)
Impact of the financial adjustments on the Company's previously reported consolidated statement of operations [Abstract]
Change in value of warrants, gain (loss)	(174)	743	596	(11)	(174)	584	1,328	(23,341)
Income (loss) from continuing operations before income taxes		(1,458)	(1,077)	(965)				(14,963)
Income (loss) from continuing operations	(8,909)	(1,458)	(1,077)	(965)	(9,976)	(2,043)	(5,191)	(14,964)
Income (loss) from continuing operations before non-controlling interest		(1,885)	(1,189)	(1,394)	(9,976)		6,155	(18,219)
Net income (loss) attributable to Liquidmetal Technologies	(8,909)	(1,910)	(1,208)	(1,339)	(9,976)	(2,548)	6,155	(17,590)
Net loss	(8,909)		(1,189)		(9,976)	(2,584)	6,155	(17,643)
Preferred stockholders dividends								(653)
Net (loss) available (attributable) to common stockholders							6,155	(18,296)
Basic income (loss) per share (in dollars per share)		$ (0.01)	$ (0.01)	$ (0.01)			$ 0.05	$ (0.28)
Diluted income (loss) per share (in dollars per share)		$ (0.01)	$ (0.01)	$ (0.01)			$ 0.04	$ (0.27)
Number of weighted average shares - basic (in shares)								64,965,000
Number of weighted average shares - basic and diluted		129,766,000	116,353,000	93,695,000
Scenario, Previously Reported [Member]
Current liabilities:
Warrant liabilities								12,819
Total current liabilities								26,942
Total liabilities								27,623
Shareholders' deficit:
Warrants (Note 3)								0
Accumulated deficit								(168,976)
Total Liquidmetal Technologies, Inc shareholders deficit								(22,146)
Impact of the financial adjustments on the Company's previously reported consolidated statement of operations [Abstract]
Change in value of warrants, gain (loss)		9,970	4,733	(7,816)				(10,394)
Income (loss) from continuing operations before income taxes		7,769	3,060	(8,770)				(2,017)
Income (loss) from continuing operations		7,769	3,060	(8,770)				(2,017)
Income (loss) from continuing operations before non-controlling interest		7,342	2,948	(9,199)
Net income (loss) attributable to Liquidmetal Technologies		7,317	2,929	(9,144)
Net loss								(4,696)
Preferred stockholders dividends								0
Net (loss) available (attributable) to common stockholders								$ (4,696)
Basic income (loss) per share (in dollars per share)		$ 0.06	$ 0.03	$ (0.09)				$ (0.07)
Diluted income (loss) per share (in dollars per share)		$ 0.04	$ 0.02	$ (0.09)
Number of weighted average shares - basic (in shares)								64,965,000
Number of weighted average shares - basic and diluted		129,766,000	116,353,000	93,695,000

Summary of Significant Accounting Policies (10-K) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life	5 years
Impairment of Long-lived Assets [Abstract]
Impairment of Long-Lived Assets Held-for-use	$ 0	$ 966,000
Advertising and Promotion Expenses [Abstract]
Advertising and Promotion Expenses	16,000	500
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional paid-in capital	149,064,000	145,247,000	162,253,000
Accumulated deficit	(175,859,000)	(181,923,000)	(185,835,000)
Restatement Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional paid-in capital		(1,920,000)
Accumulated deficit		297,000
Maximum [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life	1 year
Customer Concentration Risk [Member]
Trade Accounts Receivable [Abstract]
Number of customer representing the concentration of credit risk	3
Percentage of trade accounts receivable accountable to a particular number of customers (in hundredths)	67.00%
Amount of trade accounts receivable accountable to a particular number of customers	$ 162,000

Summary of Significant Accounting Policies (10-K), Intangible Assets (Details) (Patents and Trademarks [Member])	12 Months Ended
Dec. 31, 2011
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	10 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	17 years

Summary of Significant Accounting Policies (10-K), Fair Value of Financial Instruments (Details) (Fair Value, Measurements, Recurring [Member], Fair Value, Inputs, Level 2 [Member], USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value of Financial Instruments [Abstract]
Warrant liabilities	$ 0	$ 1,328

Significant Transactions (10-K) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended					12 Months Ended				12 Months Ended	6 Months Ended									6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended		12 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 AMM [Member]	Dec. 31, 2011 AMM [Member]	Jun. 30, 2012 Liquidmetal Coatings, LLC [Member]	Dec. 31, 2011 Liquidmetal Coatings, LLC [Member]	Jun. 30, 2012 Liquidmetal Coatings, LLC [Member] Before Contract Termination [Member]	Dec. 31, 2011 Liquidmetal Coatings, LLC [Member] Before Contract Termination [Member]	Jun. 30, 2012 Liquidmetal Coatings, LLC [Member] After Contract Termination [Member]	Dec. 31, 2011 Liquidmetal Coatings, LLC [Member] After Contract Termination [Member]	Dec. 31, 2011 LMTK Holdings [Member]	Dec. 31, 2010 LMTK Holdings [Member]	Apr. 06, 2011 SAGA, SpA [Member]	Dec. 31, 2010 SAGA, SpA [Member]	Dec. 31, 2011 Former Chairman [Member]	Jun. 30, 2012 Convertible Notes Payable [Member]	Jun. 30, 2012 Unsecured bridge promissory note [Member]	Apr. 25, 2012 Unsecured bridge promissory note [Member]	Mar. 31, 2012 Unsecured bridge promissory note [Member]	Mar. 28, 2012 Unsecured bridge promissory note [Member]	Feb. 27, 2012 Unsecured bridge promissory note [Member]	Jan. 17, 2012 Unsecured bridge promissory note [Member]	Oct. 10, 2011 Unsecured bridge promissory note [Member]	Oct. 10, 2011 Promissory Note Due August 5, 2012 [Member]	Jun. 30, 2012 Promissory Note Due August 5, 2012 [Member] AMM [Member]	Dec. 31, 2011 Promissory Note Due August 5, 2012 [Member] AMM [Member]	Oct. 31, 2011 SAGA Promissory Note [Member]	Jun. 30, 2012 SAGA Promissory Note [Member]	Dec. 31, 2011 SAGA Promissory Note [Member]	Oct. 10, 2011 SAGA Promissory Note [Member]	Dec. 31, 2010 SAGA Promissory Note [Member] SAGA, SpA [Member]	Jun. 30, 2012 Private Placement [Member] Convertible Notes Payable [Member]	Jun. 30, 2012 Private Placement [Member] Convertible Notes Payable [Member] Warrant [Member]	Jun. 30, 2012 Visser MTA Agreement [Member]	Jun. 30, 2012 Visser MTA Agreement [Member] Warrant [Member]	Jun. 30, 2012 Visser MTA Agreement [Member] Secured Convertible Promissory [Member]
Debt Instrument [Line Items]
Notes maturity date																				Sep 1, 2013									Aug 5, 2012		Oct 10, 2012	Oct 10, 2012	Oct 10, 2012			Sep 1, 2013
Note issuance date																																				Jul 2, 2012
Note convertible conversion price (in dollars per share)																																				$ 0.352				$ 0.22
Note payment terms																																				The notes will bear interest at 8% per annum and be payable in twelve equal monthly installments of principal and interest beginning on October 1, 2012. Each monthly installment payment may be made in cash, shares of the Company's common stock, or a combination thereof. If paid in shares, such shares will be valued at the lower of (i) the then applicable conversion price or (ii) a price that is 87.5% of the arithmetic average of the ten (or in some cases fewer) lowest weighted average prices of the Company's common stock during the twenty trading day period ending two trading days before the payment date or the date on which we elect to pay in shares, whichever is lower (the "Measurement Period"). The Company's ability to make such payments with shares of the Company's common stock will be subject to certain conditions including i) a minimum of $250 in average daily trading volume during the Measurement Period, ii) a minimum of $150 in daily trading volume during each day during the Measurement Period, with certain exceptions, and iii) the effectiveness of a resale registration statement with respect to the shares.
Notes arithmetic average percentage (in hundredths)																																				87.50%
Note date of first required payment																																				Oct 1, 2012
Minimum average daily trading volume during measurement period																																				$ 250
Minimum average daily trading volume during measurement period including exception																																				150,000
Common stock, issued (in shares)	191,852,906		191,852,906		134,467,554	93,695,375																															18,750,000	30,000,000	15,000,000
Warrants exercise price (in dollars per share)																																					$ 0.384		$ 0.22
Arithmetic average of lowest weighted average prices of common stock (in hundredths)																																					87.50%
Trading days																																					20 days
Trading day preceding reset date																																					2 days
Warrants expiration date																																					Jul 2, 2017		Jun 1, 2017
Common stock per share (in dollars per share)																																						$ 0.1
Proceeds from issuance of common stocks			3,000,000	0			720,000	720,000		3,000,000					100,000	100,000													200,000	200,000								3,000,000
Beneficial ownership percentage (in hundredths)																			5%
Conversion price (in dollars per share)																																				$ 0.352				$ 0.22
Issue price (in dollars per share)																																						$ 0.31
Advances																																								1,000,000
Additional advances																																								1,000,000
Manufacturing contract costs (in dollars per share)																																						$ 0.21
Operating Expenses	7,518,000	1,711,000	8,663,000	3,061,000	7,076,000	8,430,000																																6,300,000
Warrants fair value																																							4,260,000
Expected life in years (in years)					4 days																																		5 years
Volatility (in hundredths)					82.00%	150.00%																																	151.00%
Risk-free interest rate (in hundredths)					1.00%																																		0.65%
Dividend rate (in hundredths)					0.00%	0.00%																																	0.00%
Expenses related to warrant liability																																							174,000
Deferred finance costs																																								1,355,000
Stock issuance costs																																								2,905,000
Aggregate purchase price									3,000,000
Equity method investment, ownership percentage (in hundredths)											72.86%	72.86%	0.67%	0.67%
Interest rate on notes, stated percentage (in hundredths)																					8.00%						8.00%		8.00%	8.00%		8.00%		8.00%		8.00%				6.00%
Allegation description																																			SAGA, SpA in Padova, Italy ("SAGA"), a specialist parts manufacturer, filed a litigation case against the Company claiming damages of $3.2 million for payment on an alleged loan and for alleged breach of contract in connection with the formation of joint venture agreement called Liquidmetal SAGA Italy, Srl ("LSI").
Consideration paid to SAGA																	2,800,000
Restricted Shares Issued For Legal Settlement (in shares)																	4,496,429
Settlement and legal fees accrued																		3,100,000
Trailing day																	30 days
Notes principal amount																					1,050,000	300,000	750,000	350,000	200,000	200,000		1,712,000				1,712,000		1,712,000		12,000,000				2,000,000
Repayments of promissory note																																$ 1,743,000

Liquidity and Going Concern Issues (10-K) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended		6 Months Ended								1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Senior convertible notes [Member]	Jun. 30, 2012 Unsecured Bridge Promissory Note [Member]	Apr. 25, 2012 Unsecured Bridge Promissory Note [Member]	Mar. 31, 2012 Unsecured Bridge Promissory Note [Member]	Mar. 28, 2012 Unsecured Bridge Promissory Note [Member]	Feb. 27, 2012 Unsecured Bridge Promissory Note [Member]	Jan. 17, 2012 Unsecured Bridge Promissory Note [Member]	Oct. 10, 2011 Unsecured Bridge Promissory Note [Member]	Oct. 31, 2011 SAGA Promissory Note [Member]	Jun. 30, 2012 SAGA Promissory Note [Member]	Dec. 31, 2011 SAGA Promissory Note [Member]	Oct. 10, 2011 SAGA Promissory Note [Member]	Mar. 31, 2012 Subsequent Event [Member]	Mar. 28, 2012 Subsequent Event [Member]	Feb. 27, 2012 Subsequent Event [Member]	Jan. 17, 2012 Subsequent Event [Member]	Jun. 30, 2012 Subsequent Event [Member] Senior convertible notes [Member]	Oct. 10, 2011 Subsequent Event [Member] SAGA Promissory Note [Member]
Liquidity [Line Items]
Cash provided by (used in) continuing operations	$ (1,636)	$ (1,932)	$ (5,063)	$ 12,187
Cash provided by (used in) continuing investing activities	(3)	(44)	(178)	(38)
Net cash provided by (used in) continuing operations	3,038	0	13	(5,478)
Promissory note principle amount						$ 1,050	$ 300	$ 750	$ 350	$ 200	$ 200			$ 1,712		$ 1,712	$ 750	$ 350	$ 200	$ 200	$ 12,000
Interest rate of promissory note (in hundredths)						8.00%						8.00%		8.00%		8.00%						8.00%
Maturity date of promissory note					Sep 1, 2013								Oct 10, 2012	Oct 10, 2012	Oct 10, 2012

Trade accounts receivable (10-K) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Trade accounts receivable [Abstract]
Trade accounts receivable		$ 241	$ 49
Allowance for doubtful accounts	0	0	0
Trade accounts receivable, net	$ 91	$ 241	$ 49

Property, Plant and Equipment (10-K) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 1,355	$ 1,987
Accumulated depreciation		(1,193)	(1,950)
Total property, plant and equipment, net	141	162	37
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		1,098	1,111
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		70	734
Office equipment, furnishings, and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 187	$ 142

Patents and trademarks, net (10-K) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross					$ 2,321	$ 2,321
Accumulated amortization					(1,353)	(1,216)
Total intangible assets, net	933		933		968	1,105
Amortization expense of patents and trademarks	32	34	70	68	137	140
Estimated future amortization expense [Abstract]
December 31, 2012					127
December 31, 2013					113
December 31, 2014					98
December 31, 2015					94
December 31, 2016					91
Therafter					445
Purchased and licensed patent rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross					566	566
Accumulated amortization					(424)	(392)
Estimated future amortization expense [Abstract]
Weighted average amortization period					17 years	17 years
Internally developed patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross					1,664	1,664
Accumulated amortization					(847)	(752)
Estimated future amortization expense [Abstract]
Weighted average amortization period					17 years	17 years
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross					91	91
Accumulated amortization					$ (82)	$ (72)
Estimated future amortization expense [Abstract]
Weighted average amortization period					10 years	10 years

Other Long-Term Liabilities (10-K) (Details)	Jun. 30, 2012	Dec. 31, 2011
Other Long-Term Liabilities [Abstract]
Period for outstanding liability	5 years	5 years

Short-term debt (10-K) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2011 SAGA Promissory Note [Member]	Jun. 30, 2012 SAGA Promissory Note [Member]	Jun. 30, 2012 SAGA Promissory Note [Member]	Dec. 31, 2011 SAGA Promissory Note [Member]	Oct. 10, 2011 SAGA Promissory Note [Member]	Jun. 30, 2012 Unsecured Bridge Promissory Note [Member]	Jun. 30, 2012 Unsecured Bridge Promissory Note [Member]	Apr. 25, 2012 Unsecured Bridge Promissory Note [Member]	Mar. 31, 2012 Unsecured Bridge Promissory Note [Member]	Mar. 28, 2012 Unsecured Bridge Promissory Note [Member]	Feb. 27, 2012 Unsecured Bridge Promissory Note [Member]	Jan. 17, 2012 Unsecured Bridge Promissory Note [Member]	Oct. 10, 2011 Unsecured Bridge Promissory Note [Member]
Short-term Debt [Line Items]
Promissory note principle amount								$ 1,712,000	$ 1,712,000		$ 1,712,000	$ 1,050,000	$ 1,050,000	$ 300,000	$ 750,000	$ 350,000	$ 200,000	$ 200,000
Maturity date							Oct 10, 2012		Oct 10, 2012	Oct 10, 2012
Interest rate of promissory note (in hundredths)								8.00%	8.00%		8.00%	8.00%	8.00%						8.00%
Common stock issuance (Note 12)			6,395,000		2,800,000
Common stock issuance (Note 12) (in shares)					4,496,429
Interest expense	$ (22,000)	$ 16,000	$ 18,000	$ 31,000	$ 90,000	$ 4,018,000		$ 34,000	$ (34,000)	$ 30		$ 13,000	$ 18,000

Warrant Liabilities (10-K) (Details) (USD $)	12 Months Ended				12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Nov. 02, 2010	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Jun. 30, 2012 Warrant [Member]	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Jun. 30, 2012 Warrants valued as liability [Member]	Jun. 30, 2012 Warrants valued as liability [Member]	Dec. 31, 2011 Warrants valued as liability [Member]	Dec. 31, 2010 Warrants valued as liability [Member]	Dec. 31, 2011 January 3, 2012 traunch 1 [Member]	Dec. 31, 2011 January 3, 2012 traunch 2 [Member]	Dec. 31, 2011 January 3, 2012 traunch 3 [Member]	Dec. 31, 2011 July 15, 2015 traunch 1 [Member]	Dec. 31, 2011 July 15, 2015 traunch 2 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)				47,232,459				44,779,557	44,779,557	44,707,976	47,232,459	15,000,000	15,000,000	4,675,143	7,199,626	259,073	3,091,381	1,324,689	208,334	39,824,499
Warrants expiration date																Jan 3, 2012	Jan 3, 2012	Jan 3, 2012	Jul 1, 2015	Jul 1, 2015
Warrant liabilities	$ 0	$ 1,328,000	$ 4,434,000									$ 4,434,000	$ 4,434,000	$ 0
Consent Warrants (In shares)				40,032,833
Warrants issued (in shares)	47,232,459											15,000,000	15,000,000
Reclassified from warrant liabilities into equity		24,438,000
Warrants exercise price (in dollars per share)					$ 1.75	$ 0.48							$ 0.22			$ 0.48	$ 0.49	$ 0.59	$ 0.48	$ 0.49
Gain in value of warrants	1,328,000									4,675,143
Loss In Value Of Warrants		$ 23,341,000						$ 174	$ 174
Fair value of warrants outstanding under the following assumptions
Expected life in years (in years)	4 days				1 year 4 days		4 months 17 days
Volatility (in hundredths)	82.00%	150.00%
Risk-free interest rate (in hundredths)	1.00%				29.00%		19.00%
Dividend rate (in hundredths)	0.00%	0.00%

Shareholders' Equity (Deficit) (10-K) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended					12 Months Ended					6 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Convertible series A1 Preferred Stock [Member]	Dec. 31, 2011 Convertible series A1 Preferred Stock [Member]	Dec. 31, 2010 Convertible series A1 Preferred Stock [Member]	Dec. 31, 2009 Convertible series A1 Preferred Stock [Member]	Oct. 31, 2009 Convertible series A1 Preferred Stock [Member]	May 01, 2009 Convertible series A1 Preferred Stock [Member]	Dec. 31, 2011 Convertible series A2 Preferred Stock [Member]	Dec. 31, 2010 Convertible series A2 Preferred Stock [Member]	Jun. 30, 2012 Convertible series A2 Preferred Stock [Member]	Dec. 31, 2009 Convertible series A2 Preferred Stock [Member]	May 01, 2009 Convertible series A2 Preferred Stock [Member]	Jun. 30, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Nov. 02, 2010 Series A Preferred Stock [Member]	May 01, 2009 Series A Preferred Stock [Member]	Dec. 31, 2009 Warrant [Member]	Oct. 31, 2009 Warrant [Member]	Dec. 31, 2011 SAGA [Member]	Dec. 31, 2010 SAGA [Member]	Dec. 31, 2011 SAGA [Member] Promissory Note [Member]	Dec. 31, 2011 SAGA [Member] Common Stock [Member]	Dec. 31, 2011 LMC [Member] Preferred Membership Units [Member]	Dec. 31, 2010 LMC [Member] Preferred Membership Units [Member]	Dec. 31, 2008 LMC [Member] Preferred Membership Units [Member]
Class of Stock [Line Items]
Lawsuit filing date																						August 6, 2010
Damages claimed																						$ 3,200
Effective date of settlement																						April 6, 2011
Consideration paid to SAGA																						2,800
Trailing days for pricing shares																						30 days
Time period for compensating for a decrease in market price of common stock																									6 months
Number of restricted shares issued in exchange for equity interest in joint venture (in shares)																									4,496,429
Settlement and legal fees accrued																						0	3,100
Promissory note, principal Amount																								1,712
Maturity date																				Jan 3, 2012				Oct 10, 2012
Interest rate on promissory note (in hundredths)																								8.00%
Preferred stock, issued (in shares)	506,936	1,299,151	2,171,760					500,000	180,000	500,000				2,625,000	2,625,000
Issue price (in dollars per share)								$ 5		$ 5				$ 5	$ 5
Number of securities called by warrants issued (in shares)									4,500,000										42,329,407	42,329,407	4,500,000
Exercise price of securities called by warrants issued (in dollars per share)									$ 0.5										$ 0.5	$ 0.5	$ 0.5
Adjusted exercise price of securities called by warrants issued (in dollars per share)									$ 0.49										$ 0.49	$ 0.49	$ 0.49
Preferred stock accrued cumulative dividends, annual rate (in hundredths)					8.00%	8.00%
In-kind dividends converted in shares of common stock (in shares)						0.1					0.22
Accrued dividends	222	571	1,063													222	571
Convertible preferred stock conversion factor (in hundredths)						100.00%
Requisite holders of preferred stock for consent agreement (in hundredths)						0.6666
Convertible preferred stock, increased conversion factor (in hundredths)						108.00%												108.00%
Time period for notification of redemption of stock		30 days
Preferred stock, outstanding (in shares)	506,936	1,299,151	2,171,760		105,231	246,371	658,614				1,052,780	1,513,146	401,705
Number of minority members of discontinued subsidiary																										2
Additional number of minority members of discontinued subsidiary																											2
Priority return rate (in hundredths)																										14.00%
Transaction fee (in hundredths)																										1.00%
Time period for notification of redemption of stock																										2 years
Additional rate on preferred units after holding period (in hundredths)																										2.00%
Number of preferred stock shares converted (in shares)						412,234	21,386				460,366	990,517				792,215
Preferred stock issued to investors	6,395	2,800																									1,444	2,500
Shares issued (in shares)		4,496,429						100,000																			2,767
Proceeds from distribution from subsidiary																											813	1,714
Units redeemed																										592	1,194
Units redeemed (in units)																											381
Units distributed from discontinued subsidiary to all preferred unit holders																										1,016
Gain on disposal of subsidiary, net		12,109	0																							1,920
Balance	$ (5,216)	$ (2,226)	$ (8,147)	$ (18,367)																						$ 0	$ 1,920

Stock Compensation Plan (10-K) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Dec. 31, 2011
Stock Compensation Plan (10-K) [Abstract]
Number of stocks authorized for purchase by individuals (in shares)	12,903,226
Stock Based Compensation Option Exercisable Period (in years)	10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number, Ending Balance (in shares)	4,679,807	6,472,963	4,171,800
Share-based Compensation, Options, Exercisable, Number	2,160,907
Share-based Compensation, Options, Exercisable, Weighted Average Exercise Price	$ 0.72
Allocated Share-based Compensation Expense	$ 553	$ 142
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share-based Compensation, Fair Value Assumptions, Method Used	Black-Scholes option-pricing model
Expected Volatility Rate, Minimum	133.02%
Expected Volatility Rate, Maximum	136.30%
Expected Volatility Rate		105.00%
Expected Dividends	0	0
Expected Term (in years)	6 years 6 months	6 years
Risk Free Interest Rate, Minimum	2.56%
Risk Free Interest Rate, Maximum	2.87%
Risk Free Interest Rate		3.08%
Expected forfeiture rate, minimum	5.00%	5.00%
Expected forfeiture rate, maximum	28.30%	31.10%
Stock Options, Outstanding [Roll Forward]
Outstanding, Number, Beginning Balance (in shares)	6,472,963	5,166,385	4,171,800
Granted (in shares)	40,000	3,080,000
Stock options exercise (in shares)	(102,000)	0
Forfeited (in shares)	(400,000)	(77,000)
Expired (in shares)	(1,331,156)	(1,696,422)
Outstanding, Number, Ending Balance (in shares)	4,679,807	6,472,963	4,171,800
Share-based Compensation, Options, Exercisable, Number	2,160,907
Options, Vested or Expected to Vest, Outstanding, Number (in shares)	3,576,610
Weighted Average Exercise Price [Roll Forward]
Outstanding, Beginning Balance (dollars per share)		$ 2.26
Granted (dollars per share)	$ 0.55	$ 0.12
Exercised (dollars per share)	$ 0.12	$ 0
Forfeited (dollars per share)	$ 0.5	$ 0.25
Expired (dollars per share)	$ 1.64	$ 4.54
Outstanding, Ending Balance (dollars per share)	$ 0.42	$ 0.67
Share-based Compensation, Options, Exercisable, Weighted Average Exercise Price	$ 0.72
Options, Vested or Expected to Vest (dollars per share)	$ 0.5
Share-based Compensation, Additional General Disclosures [Abstract]
Options, Outstanding, Weighted Average Remaining Contractual Term (in years)	6 years 10 months 24 days
Options, Exercisable, Ending Balance, Weighted Average Remaining Contractual Term (in years)	5 years 3 months 18 days
Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term (in years)	6 years 6 months
Options, Outstanding, Aggregate Intrinsic Value	56,000
Options, Exercisable, Aggregate Intrinsic Value	15,000
Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	38,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Number of Outstanding Options, Beginning Balance				4,679,807
Exercise Price Range, Number of Exercisable Options, Ending Balance	2,160,907
Nonvested Stock Options, Weighted Average Grant Date Fair Value	$ 0.16	$ 0.21
$0.00 - $3.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 0
Exercise Price Range, Upper Range Limit	$ 3
Exercise Price Range, Number of Outstanding Options, Beginning Balance				4,664,000
Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	6 years 11 months 12 days
Weighted Average Exercise Price, Outstanding Options	$ 0.39
Exercise Price Range, Number of Exercisable Options, Ending Balance	2,145,100
Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	5 years 3 months 8 days
Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 0.67
$3.01 to $6.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 3.01
Exercise Price Range, Upper Range Limit	$ 6
Exercise Price Range, Number of Outstanding Options, Beginning Balance				10,000
Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	1 year 3 months 28 days
Weighted Average Exercise Price, Outstanding Options	$ 4.57
Exercise Price Range, Number of Exercisable Options, Ending Balance	10,000
Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	1 year 3 months 28 days
Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 4.57
$6.01 - $9.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 6.01
Exercise Price Range, Upper Range Limit	$ 9
Exercise Price Range, Number of Outstanding Options, Beginning Balance				0
Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	0 years
Weighted Average Exercise Price, Outstanding Options	$ 0
Exercise Price Range, Number of Exercisable Options, Ending Balance	0
Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	0 years
Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 0
$9.01 - $12.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 9.01
Exercise Price Range, Upper Range Limit	$ 12
Exercise Price Range, Number of Outstanding Options, Beginning Balance				0
Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	0 years
Weighted Average Exercise Price, Outstanding Options	$ 0
Exercise Price Range, Number of Exercisable Options, Ending Balance	0
Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	0 years
Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 0
$12.01 - $15.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 12.01
Exercise Price Range, Upper Range Limit	$ 15
Exercise Price Range, Number of Outstanding Options, Beginning Balance				5,807
Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	3 months 4 days
Weighted Average Exercise Price, Outstanding Options	$ 15
Exercise Price Range, Number of Exercisable Options, Ending Balance	5,807
Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	3 months 4 days
Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 15
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 442	$ 0
Share-based Compensation, Restricted stock, Granted		6,000,000
Share-based Compensation, Restricted stock, Vesting Rights		ratably vest each year over five years
2002 Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options authorized for issuance	10,000,000			10,000,000
Outstanding, Number, Ending Balance (in shares)	4,676,581			4,676,581
Stock Options, Outstanding [Roll Forward]
Outstanding, Number, Beginning Balance (in shares)				4,676,581
Outstanding, Number, Ending Balance (in shares)	4,676,581			4,676,581
1996 Company Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Options, Exercisable, Number	3,226			3,226
Share-based Compensation, Options, Exercisable, Weighted Average Exercise Price	$ 15			$ 15
Stock Options, Outstanding [Roll Forward]
Share-based Compensation, Options, Exercisable, Number	3,226			3,226
Weighted Average Exercise Price [Roll Forward]
Share-based Compensation, Options, Exercisable, Weighted Average Exercise Price	$ 15			$ 15
2002 Non Employee Director Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options authorized for issuance	1,000,000			1,000,000

Discontinued Operations and Long-Lived Assets to be Disposed Of (10-K) (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Aug. 31, 2011 Advanced Metals Materials [Member]	Dec. 31, 2011 Advanced Metals Materials [Member]	Dec. 31, 2010 Advanced Metals Materials [Member]	Jun. 30, 2012 Advanced Metals Materials [Member]	Aug. 05, 2011 Advanced Metals Materials [Member]	Dec. 31, 2011 Liquidmetal Technologies Korea [Member]	Dec. 31, 2010 Liquidmetal Technologies Korea [Member]	Dec. 01, 2011 Liquidmetal Technologies Korea [Member]	Dec. 31, 2011 Liquidmetal Coatings LLC [Member]	Dec. 31, 2010 Liquidmetal Coatings LLC [Member]	Jun. 30, 2012 Liquidmetal Coatings LLC [Member]	Dec. 20, 2011 Liquidmetal Coatings LLC [Member]	Dec. 31, 2011 Liquidmetal Coatings LLC [Member] Former Chief Executive Officer [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate purchase price for investors													$ 100				$ 3,000,000
Ownership of common stock (in hundredths)																		5.00%
Equity method investment, ownership percentage (in hundredths)																72.86%
Reduction equity method investment ownership percentage (in hundredths)																0.67%
Operating results of discontinued operations
Revenue							200,000	0			0	3,000		9,732,000	9,794,000
Gain on disposal of subsidiary, net			12,109,000	0			370,000	0			512,000	0		11,227,000	0
Loss from operations of discontinued operations, net of taxes	112,000	541,000					(370,000)	0			(58,000)	(2,623,000)		(335,000)	(55,000)
Assets [Abstract]
Restricted cash												46,000
Accounts receivable															1,682,000
Inventories												86,000			1,009,000
Prepaid expenses and other current assets												375,000			392,000
Property, plant and equipment, net												3,288,000			759,000
Intangibles															16,000
Other assets												49,000			120,000
Total of long-lived assets to be disposed												3,844,000			3,978,000
Liabilities [Abstract]
Accounts payable												(2,404,000)			(1,423,000)
Accrued liabilities												(702,000)			(2,415,000)
Short-term debt															(480,000)
Long-term debt, net of discounts															(7,962,000)
Total liabilities of discontinued operations												(3,106,000)			(12,280,000)
Consideration received on sale of stock						720,000
Promissory note receivable			200,000	0	200,000		200,000		200,000	200,000
Interest rate on promissory note receivable (in hundredths)						8.00%
Write off of net investment in subsidiary							$ 350,000

Income Taxes (10-K) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Components of Deferred Tax Assets [Abstract]
Loss carry forwards	$ 55,998,000	$ 46,089,000
Other	606,000	701,000
Total deferred tax asset	56,604,000	46,790,000
Valuation allowance	(56,604,000)	(46,790,000)
Total deferred tax asset, net	0	0
Differences between expected federal tax benefit and tax provision [Abstract]
Federal statutory income tax rate (in hundredths)	(34.00%)	(34.00%)
Permanent items (in hundredths)	8.90%	26.30%
Net operating loss utilized or expired (in hundredths)	3.60%	5.50%
Increase (decrease) in valuation allowance and others (in hundredths)	21.60%	2.30%
Total tax provision (in hundredths)	0.00%	0.00%
Unrecognized tax benefits	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 0
U.S. federal [Member]
Income Tax Examination [Line Items]
Income Tax Examination, Year under Examination	2010
Maximum [Member] | California state [Member]
Income Tax Examination [Line Items]
Income Tax Examination, Year under Examination	2010
Minimum [Member] | California state [Member]
Income Tax Examination [Line Items]
Income Tax Examination, Year under Examination	1999

Income Taxes (10-K), Operating Loss Carryforwards (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Liquidmetal Golf, Inc.
Operating Loss Carryforwards [Line Items]
Number of legal entity	1
California state [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss ("NOL") carryforwards	70,000,000
Operating Loss Carryforwards, Expiration Dates	2012 through 2031
U.S. federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss ("NOL") carryforwards	114,000,000
Operating Loss Carryforwards, Expiration Dates	2012 through 2031
U.S. federal [Member] | Liquidmetal Golf, Inc.
Operating Loss Carryforwards [Line Items]
Net operating loss ("NOL") carryforwards	38
Operating Loss Carryforwards, Expiration Dates	2012 through 2027

Income Taxes (10-K), Tax Credit Carryforward (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Maximum [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Expiration Date	Dec 31, 2030
Minimum [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Expiration Date	Dec 31, 2021
Research & Development ("R&D") credit carryforwards | U.S. federal [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	189
Research & Development ("R&D") credit carryforwards | California state [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	245

Income (Loss) Per Common Share (10-K) (Details) (USD $)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Loss Per Common Share [Abstract]
Series A Preferred Stock, accrued dividend								$ 653
Net income (loss)	(8,909,000)		(1,189,000)		(9,976,000)	(2,584,000)	6,155,000	(17,643,000)
Preferred stockholders dividends							0	(653,000)
Net income (loss) available (attributable) to common stockholders							$ 6,155,000	$ (18,296,000)
Basic income (loss) per share (in dollars per share)		$ (0.01)	$ (0.01)	$ (0.01)			$ 0.05	$ (0.28)
Diluted income (loss) per share (in dollars per share)							$ 0.04	$ (0.28)
Number of weighted average shares - basic							118,523,228	64,965,375
Number of weighted average shares - diluted							163,292,496	64,965,375
Outstanding anti-dilutive securities included in the computation of diluted EPS [Abstract]
Weighted average basic shares (in shares)							118,523,228	64,965,375
Effect of dilutive securities: [Abstract]
Stock options ("in the money") (in shares)							2,203,443	0
Warrants ("in the money") (in shares)							0	0
Number of shares of common stock issuable upon conversion (in shares)					16,896,073	5,944,642	42,565,825	0
Weighted average diluted shares (in shares)							163,292,496	64,965,375

Commitments and Contingencies (10-K) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies (10-K) [Abstract]
Deferred rent expense					$ 22	$ 0
Future minimum lease payments [Abstract]
December 31, 2012					192
December 31, 2013					197
December 31, 2014					221
December 31, 2015					227
December 31, 2016					77
Total					914
Rent expense	$ 50	$ 68	$ 98	$ 125	$ 225	$ 262

401(k) Savings Plan (10-K) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
401(k) Savings Plan [Abstract]
401(k) Savings Plan	The Company has a tax-qualified employee savings and retirement plan, or 401(k) plan. Under the U.S. based 401 (k) plan, participants may elect to reduce their current compensation, on a pre-tax basis, by up to 15% of their taxable compensation or of the statutorily prescribed annual limit, whichever is lower, and have the amount of the reduction contributed to the 401(k) plan. The 401(k) plan permits the Company, in its sole discretion, to make additional employer contributions to the 401(k) plan.
Employer discretionary contributions	$ 0	$ 0

Related Party Transactions (10-K) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended				12 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended				1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended									6 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Subordinated Notes [Member]	Dec. 31, 2009 New Senior Secured Convertible Notes [Member]	Dec. 31, 2011 Convertible series A1 Preferred Stock [Member]	Dec. 31, 2010 Convertible series A1 Preferred Stock [Member]	Dec. 31, 2009 Convertible series A1 Preferred Stock [Member]	Jun. 30, 2012 Convertible series A1 Preferred Stock [Member]	Oct. 31, 2009 Convertible series A1 Preferred Stock [Member]	Jun. 30, 2012 Former Chairman [Member]	Jun. 30, 2011 Former Chairman [Member]	Jun. 30, 2012 Former Chairman [Member]	Jun. 30, 2011 Former Chairman [Member]	Dec. 31, 2011 Former Chairman [Member]	Dec. 31, 2010 Former Chairman [Member]	Dec. 31, 2009 Former Chairman [Member] Convertible series A1 Preferred Stock [Member]	Dec. 31, 2011 Former Chairman [Member] LMC [Member]	Aug. 31, 2011 Innovative Materials Group [Member]	Jun. 30, 2012 Innovative Materials Group [Member]	Jun. 30, 2012 Innovative Materials Group [Member]	Dec. 31, 2011 Innovative Materials Group [Member]	Aug. 05, 2011 Innovative Materials Group [Member]	Oct. 14, 2010 Innovative Materials Group [Member]	Dec. 31, 2009 Management [Member]	Dec. 31, 2009 Management [Member] Convertible series A1 Preferred Stock [Member]	Dec. 31, 2011 President and Chief Executive Officer [Member]	Dec. 31, 2009 President and Chief Executive Officer [Member] Convertible series A1 Preferred Stock [Member]	Dec. 31, 2011 Vice President and Director [Member]	Dec. 31, 2009 Vice President and Director [Member] Convertible series A1 Preferred Stock [Member]	Dec. 31, 2009 Carlyle Entities [Member] Convertible series A1 Preferred Stock [Member]	Dec. 31, 2011 Chairman of Carlyle Entities- Mr. Mahamedi [Member]	Dec. 31, 2009 Chairman of Carlyle Entities- Mr. Mahamedi [Member]	Jun. 30, 2012 LLPG Inc - Mr Chitayat [Member]	Dec. 31, 2010 LLPG Inc - Mr Chitayat [Member]	Dec. 31, 2011 LLPG Inc - Mr Chitayat [Member]	Feb. 29, 2012 Chief Financial Officer [Member] Convertible series A1 Preferred Stock [Member]	Jun. 30, 2012 Visser Precision Cast LLC [Member]	Dec. 31, 2011 Former Chairman's Brother [Member]	Dec. 31, 2011 Former Director [Member]	Dec. 31, 2010 Former Director [Member]	Dec. 31, 2009 Former Director [Member]	Oct. 31, 2009 Former Director [Member]
Related Party Transaction [Line Items]
Amount paid for consulting services												$ 60		$ 128	$ 210	$ 102
Deposit received to purchase machinery and equipment																								520
Consideration received on sale of stock																			720
Promissory note receivable	200	200	0																				200
Interest rate on promissory note receivable (in hundredths)																			8.00%
Royalty revenue																				6	19	19																		0	0
Legal fees											0		2		154	0
Shares issued (in shares)		4,496,429						100,000																		100,000
Number of securities called by warrants issued (in shares)										4,500,000															2,500,000
Proceeds from issuance of preferred stock and warrants																									495
Convertible preferred stock conversion price (in dollars per share)						$ 0.1		$ 0.1	$ 0.1																	$ 0.1
Exercise price of securities called by warrants issued (in dollars per share)										$ 0.5															$ 0.49																		$ 0.5
Convertible preferred stock number of shares converted (in shares)						412,234	21,386										19,000											20,000		50,000							10,000
Common stock issued on conversion of convertible securities (in shares)																	1,074,154											1,130,688		2,826,720							565,344
Interest rate on notes, stated percentage (in hundredths)				8.00%	8.00%
Preferred stock issued to investors	6,395	2,800																													2,500
Outstanding trade receivables																																			0	0
Options granted (in shares)																																										750,000
Exclusive license modification fee																																			$ 360
Percentage of beneficial ownership held in the entity															5%			5%									greater-than-5%		greater-than-5%			greater-than-5%	greater-than-5%	greater-than-5%				greater-than-5%	greater-than-5%	greater-than-5%

Subsequent Event (10-K) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012 SAGA promissory note [Member]	Oct. 10, 2011 SAGA promissory note [Member]	Mar. 31, 2012 Subsequent Event [Member]	Mar. 28, 2012 Subsequent Event [Member]	Feb. 27, 2012 Subsequent Event [Member]	Jan. 17, 2012 Subsequent Event [Member]	Oct. 10, 2011 Subsequent Event [Member] SAGA promissory note [Member]
Subsequent Event [Line Items]
Notes principal amount	$ 1,712	$ 1,712	$ 750	$ 350	$ 200	$ 200
Note interest rate (in hundredths)	8.00%	8.00%					8.00%